                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933




                         Delaware Group Equity Funds II
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 523-1918
--------------------------------------------------------------------------------
                        (Area Code and Telephone Number)

                 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
 (Address of Principal Executive Offices Number, Street, City, State, Zip Code)

  Richelle S. Maestro, Esquire, 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
 (Name and Address of Agent for Service, Number, Street, City, State, Zip Code)




                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

                    Title of the securities being registered:
   Shares of Beneficial Interest - No Par Value. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940,
                                   as amended.

It is proposed that this filing will become effective on November 15, 2003, pursuant to Rule 488 under the Securities Act of 1933, as amended.

Delaware Group Equity Funds II has executed this Registration Statement.

                            Delaware Core Equity Fund
                               Delaware Devon Fund
                         Delaware Growth and Income Fund


Dear Shareholder:

         Enclosed is a Notice of Meeting for a Special Joint Meeting of Shareholders of Delaware Core Equity Fund, Delaware Devon Fund and Delaware Growth and Income Fund. The Meeting has been called for February 19, 2004 at 11:00 a.m. Eastern time at the offices of Delaware Investments located at 2001 Market Street, 2nd Floor Auditorium, Philadelphia, Pennsylvania 19103-7055. The accompanying Joint Proxy Statement/Prospectus describes a proposal being presented for your consideration and requests your prompt attention and vote by mail using the enclosed proxy card, by telephone or by the Internet.


                          Please take a moment to vote!


         This Meeting is critically important. You are being asked to consider and approve an Agreement and Plan of Reorganization that would result in your shares of the Core Equity Fund, the Devon Fund and/or the Growth and Income Fund being exchanged for those of another fund in the Delaware Investments Family of Funds called Delaware Decatur Equity Income Fund, a series of Delaware Group Equity Funds II.

         If the shareholders of your Fund approve the proposal, the Decatur Equity Income Fund will acquire substantially all of the assets and assume the liabilities of your Fund:

         o You will receive shares of the Decatur Equity Income Fund equal in value to your investment in shares of your Fund.

         o You will no longer be a shareholder of your current Fund and will become a shareholder of the Decatur Equity Income Fund.

         The transaction is being proposed because, although the Decatur Equity Income Fund has an investment objective and investment policies that are similar to your Fund (as outlined in the Joint Proxy Statement/Prospectus), the Decatur Equity Income Fund has a better long-term performance record and lower expenses compared to your Fund. Additionally, with respect to the Core Equity Fund and the Devon Fund, the asset growth has been low and we believe the projected growth in assets may not be sufficient to continue to offer them with competitive performance and high quality service to shareholders over the long term. Combining these Funds will bring the assets in the Decatur Equity Income Fund to approximately $1.6 billion, which is significantly larger than your Fund. The Decatur Equity Income Fund is managed by Delaware Management Company, which is also the investment adviser of your Fund.

         Please take the time to review this entire document and vote now! Whether or not you plan to attend the Meeting, please vote your shares by mail, telephone, or by the Internet. If you determine at a later date that you wish to attend this Meeting, you may revoke your proxy and vote in person.

         Thank you for your prompt attention and participation.

                                            Sincerely,


                                            Jude T. Driscoll
                                            Chairman

                            DELAWARE CORE EQUITY FUND
                     (a series of Voyageur Mutual Funds III)

                               DELAWARE DEVON FUND
                   (a series of Delaware Group Equity Funds I)

                         DELAWARE GROWTH AND INCOME FUND
                  (a series of Delaware Group Equity Funds II)

                               2005 Market Street
                           Philadelphia, PA 19103-7094

                 NOTICE OF SPECIAL JOINT MEETING OF SHAREHOLDERS

                         To be held on February 19, 2004


To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Joint Meeting (the "Meeting") of Shareholders of Delaware Core Equity Fund (the "Core Equity Fund"), a series of Voyageur Mutual Funds III, Delaware Devon Fund (the "Devon Fund"), a series of Delaware Group Equity Funds I, and Delaware Growth and Income Fund (the "Growth and Income Fund"), a series of Delaware Group Equity Funds II (each, an "Acquired Fund" and a series of a "Trust"; collectively, the "Acquired Funds" and series of the "Trusts"), will be held at the offices of Delaware Investments located at 2001 Market Street, 2nd Floor Auditorium, Philadelphia, PA 19103-7055, on February 19, 2004 at 11:00 a.m. Eastern time. The Meeting is being called for the following reasons:

         1. For shareholders of each Acquired Fund to vote on an Agreement and Plan of Reorganization between each Trust, on behalf of the respective Acquired Fund, and Delaware Group Equity Funds II, on behalf of Delaware Decatur Equity Income Fund (the "Decatur Equity Income Fund"), that provides for: (i) the acquisition by the Decatur Equity Income Fund of substantially all of the assets of the Acquired Fund in exchange for shares of the Decatur Equity Income Fund and assumption by the Decatur Equity Income Fund of the liabilities of that Acquired Fund; (ii) the pro rata distribution of shares of the Decatur Equity Income Fund to the shareholders of the Acquired Fund; and (iii) the liquidation and dissolution of the Acquired Fund.

         2. To vote upon any other business as may properly come before the Meeting or any adjournment thereof.

         The transaction contemplated by each Agreement and Plan of Reorganization is described in the attached Joint Proxy Statement/Prospectus. A copy of the form of the Agreement and Plan of Reorganization is attached as Exhibit A to the Joint Proxy Statement/Prospectus.

         Shareholders of record of each Acquired Fund as of the close of business on October 31, 2003 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof. Whether or not you plan to attend the Meeting, please vote your shares by returning the Proxy Card by mail in the enclosed postage-paid envelope, or by voting by telephone or the Internet. Your vote is important.

                                         By Order of the Boards of Trustees,


                                         Richelle S. Maestro
                                         Secretary

November __, 2003

To secure the largest possible representation and to save the expense of further mailings, please mark your Proxy Card, sign it, and return it in the enclosed envelope, which requires no postage if mailed in the United States. If you prefer, you may instead vote by telephone or the Internet. You may revoke your Proxy at any time at or before the Meeting or vote in person if you attend the Meeting.

                        Joint Proxy Statement/Prospectus

                                TABLE OF CONTENTS


                                                                                        Page
                                                                                        ----
Cover Pages                                                                             Cover

Summary
          What is the purpose of the proposal?
          How will the shareholder voting be handled?
          What are the general tax consequences of the Transaction?
Comparisons of Some Important Features
          How do the investment objectives and policies
            of each of the Acquired Funds and the Decatur Equity Income Fund compare?
          What are the risks of an investment in the Funds?
          Who manages the Decatur Equity Income Fund?
          What are the fees and expenses of each Fund and what might they be after the Transaction?
          Where can I find more financial information about the Funds?
          What are other key features of the Funds?
                  Transfer Agency, Custody and Administrative Services
                  Management and Administration Fees
                  Distribution Services
                  Rule 12b-1 Plans
                  Purchases and Redemptions
                  Dividends and Distributions
Reasons for the Transaction
Information about the Transaction
          How will the Transaction be carried out?
          Who will pay the expenses of the Transaction?
          What are the tax consequences of the Transaction?
          What should I know about Decatur Equity Income Fund Shares?
          What are the capitalizations of the Funds
            and what might the capitalization be after the Transaction?
Comparison of Investment Objectives and Policies
          Are there any significant differences between
            the investment objectives, strategies and investment policies of the Core Equity Fund and the Decatur Equity Income Fund?
          Are there any significant differences between the investment objectives, strategies and investment policies of the Devon
            Fund and the Decatur Equity Income Fund?
          Are there any significant differences between the investment objectives, strategies and investment policies of the Growth and Income Fund and the Decatur Equity Income Fund?
          How do the investment restrictions of the Funds differ?
          What are the risk factors associated with investments in the Funds?
Voting Information
          How many votes are necessary to approve the Plan?
          How do I ensure my vote is accurately recorded?
          Can I revoke my proxy?
          What other matters will be voted upon at the Meeting?
          Who is entitled to vote?
          What other solicitations will be made?
Information about the Decatur Equity Income Fund
Information about the Core Equity Fund
Information about the Devon Fund
Information about the Growth and Income Fund
Information about each Fund
Principal Holders of Shares

                        JOINT PROXY STATEMENT/PROSPECTUS

                             Dated November 15, 2003

                          Acquisition of the Assets of

                            DELAWARE CORE EQUITY FUND
                     (a series of Voyageur Mutual Funds III)

                               DELAWARE DEVON FUND
                   (a series of Delaware Group Equity Funds I)

                                       and

                         DELAWARE GROWTH AND INCOME FUND
                  (a series of Delaware Group Equity Funds II)


                        By and in exchange for shares of

                       DELAWARE DECATUR EQUITY INCOME FUND
                  (a series of Delaware Group Equity Funds II)

         This Joint Proxy Statement/Prospectus solicits proxies to be voted at a Special Joint Meeting of Shareholders (the "Meeting") of Delaware Core Equity Fund (the "Core Equity Fund"), a series of Voyageur Mutual Funds III, Delaware Devon Fund (the "Devon Fund"), a series of Delaware Group Equity Funds I, and Delaware Growth and Income Fund (the "Growth and Income Fund"), a series of Delaware Group Equity Funds II (each, an "Acquired Fund" and a series of a "Trust"; collectively, the "Acquired Funds" and series of the "Trusts") to vote on a separate Agreement and Plan of Reorganization (the "Plan") for each Acquired Fund. If shareholders of an Acquired Fund vote to approve the Plan, substantially all of the assets of that Acquired Fund will be acquired by Delaware Decatur Equity Income Fund (the "Decatur Equity Income Fund" and, together with the Acquired Funds, each a "Fund" and collectively, the "Funds"), a series of Delaware Group Equity Funds II (the "Acquiring Trust"), in exchange for shares of the Decatur Equity Income Fund ("Decatur Equity Income Fund Shares") and the assumption by the Decatur Equity Income Fund of the liabilities of that Acquired Fund. The principal offices of the Trusts and the Acquiring Trust are located at 2005 Market Street, Philadelphia, PA 19103-7094. You can reach the offices of both the Trusts and the Acquiring Trust by telephone by calling 1-800-523-1918.

         The Meeting will be held at the offices of Delaware Investments located at 2001 Market Street, 2nd Floor Auditorium, Philadelphia, PA 19103-7055, on February 19, 2004 at 11:00 a.m. Eastern time. The Boards of Trustees of the Trusts, on behalf of each Acquired Fund, are soliciting these proxies. This Joint Proxy Statement/Prospectus will first be sent to shareholders on or about December __, 2003.

         If the shareholders of your Acquired Fund vote to approve the Plan, you will receive Decatur Equity Income Fund Shares equal in value to your investment in the Acquired Fund. The Acquired Fund will then be liquidated.

         The Decatur Equity Income Fund's investment objective is to seek total return. The investment objective of each Acquired Fund is similar to the Decatur Equity Income Fund's objective. The investment objectives of each of the Acquired Funds are as follows: the Core Equity Fund seeks long-term capital appreciation; the Devon Fund seeks total return; and the Growth and Income Fund seeks capital appreciation, with current income as a secondary objective.

         This Joint Proxy Statement/Prospectus gives the information about Decatur Equity Income Fund Shares that you should know before investing. You should retain it for future reference. A Statement of Additional Information dated November 15, 2003 relating to this Joint Proxy Statement/Prospectus containing more information about the Decatur Equity Income Fund, the Acquired Funds and the proposed transaction has been filed with the SEC and is incorporated herein by reference.

         The following documents are included with and considered a part of this Joint Proxy Statement/Prospectus, and are intended to provide you with information about the Decatur Equity Income Fund.

         o The Prospectuses of the Decatur Equity Income Fund, dated January 31, 2003 (the "Decatur Equity Income Fund Prospectuses").

         o The Annual Report to Shareholders of the Decatur Equity Income Fund for the fiscal year ended November 30, 2002 (the "Decatur Equity Income Fund Annual Report").

         o The Semiannual Report to Shareholders of the Decatur Equity Income Fund for the period ended May 31, 2003 (the "Decatur Equity Income Fund Semiannual Report").

         It is anticipated that an updated prospectus and annual report for the Decatur Equity Income Fund will be available in late January 2004, and will be delivered to shareholders of the Acquired Funds when available. These documents, when available, will supersede the current prospectus, annual report and semiannual report of the Decatur Equity Income Fund, and will be incorporated by reference into this Joint Proxy Statement/Prospectus at that time.

         The Prospectus of the Core Equity Fund dated June 30, 2003 (as supplemented August 22, 2003), the Prospectus of the Devon Fund dated December 31, 2002 (as supplemented July 10, 2003 and August 22, 2003), and the Prospectus of the Growth and Income Fund dated January 31, 2003 (as supplemented May 1, 2003 and August 22, 2003) are incorporated by reference into this Joint Proxy Statement/Prospectus. You can request a free copy of the Statement of Additional Information or any of the documents described above by calling 1-800-523-1918, or by writing to the Acquiring Trust or the Trusts at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103-7094.

         Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Joint Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

         Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks including the possible loss of principal.

                                     SUMMARY

         This is only a summary of certain information contained in this Joint Proxy Statement/Prospectus. You should read the more complete information in the rest of this Joint Proxy Statement/Prospectus, including the Plan (attached as Exhibit A to the Joint Proxy Statement/Prospectus) and the Decatur Equity Income Fund Prospectuses, Annual Report and Semiannual Report included with this Joint Proxy Statement/Prospectus.

What is the purpose of the proposal?

         The Board of Trustees of each Trust has approved a Plan for its Acquired Fund and recommends that shareholders of its Acquired Fund approve the Plan. If shareholders of an Acquired Fund approve the Plan, that Fund's net assets will be transferred to the Decatur Equity Income Fund in exchange for an equal value of Decatur Equity Income Fund Shares. These Decatur Equity Income Fund Shares will then be distributed pro rata to the Acquired Fund's shareholders and that Acquired Fund will be liquidated and dissolved. The proposed transaction for each Acquired Fund is referred to in this Joint Proxy Statement/Prospectus as the "Transaction."(1)

         This means that your shares of the Core Equity Fund, the Devon Fund and/or the Growth and Income Fund will be exchanged for an equal value of Decatur Equity Income Fund Shares. As a result, you will cease to be a shareholder of your Acquired Fund and will become a shareholder of the Decatur Equity Income Fund. This exchange will occur on a date agreed to between each Trust and the Acquiring Trust (hereafter, the "Closing Date").

         Like each Acquired Fund, the Decatur Equity Income Fund is a mutual fund within the Delaware Investments Family of Funds that is managed by Delaware Management Company (the "Manager"). Its investment objective and policies are similar, but not identical, to each Acquired Fund.

         For the reasons set forth below under "Reasons for the Transaction," the Boards of Trustees of each Trust and the Acquiring Trust have concluded that the Transaction is in the best interests of the respective shareholders of each Acquired Fund and the Decatur Equity Income Fund. Each Board of Trustees has also concluded that no dilution in value would result to the shareholders of each respective Fund as a result of the Transaction.

          The Boards of Trustees of each Trust recommend that you vote to approve the Plan.

How will the shareholder voting be handled?

         Shareholders of each of the Acquired Funds will vote separately to determine whether their Fund will be reorganized into the Decatur Equity Income Fund. Shareholders of each Acquired Fund who own shares at the close of business on October 31, 2003 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. To approve the Transaction, a majority (as defined under federal law) of the outstanding voting shares of that Acquired Fund must be voted in favor of the Plan.

         Please vote by proxy as soon as you receive this Joint Proxy Statement/Prospectus. You may place your vote by completing and signing the enclosed proxy card or by telephone or by the Internet. If you return your

--------------------
(1) Please note there is a separate Agreement and Plan for each Acquired Fund, the terms of which are substantially similar. For clarity of presentation, this combined Prospectus/Proxy Statement refers to each separate reorganization of an Acquired Fund into the Decatur Equity Income Fund as "the Transaction."

signed proxy card or vote by telephone or by Internet, your votes will be officially cast at the Meeting by the persons appointed as proxies. You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Joint Proxy Statement/Prospectus.

What are the general tax consequences of the Transaction?

         It is expected that shareholders of the Core Equity Fund, the Devon Fund and the Growth and Income Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for Decatur Equity Income Fund Shares. You should, however, consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to the federal income tax consequences only. For further information about the tax consequences of the Transaction, see "Information About the Transaction - What are the tax consequences of the Transaction?"

                     COMPARISONS OF SOME IMPORTANT FEATURES

How do the investment objectives and policies of each of the Acquired Funds and the Decatur Equity Income Fund compare?

Core Equity Fund

         The Core Equity Fund and the Decatur Equity Income Fund have similar investment objectives and policies. The principal difference between the investment objectives of the Funds is that the Core Equity Fund's investment objective is to seek long-term capital appreciation, as compared to the Decatur Equity Income Fund's investment objective to seek total return. The Core Equity Fund invests primarily in equity securities of large capitalization companies that are believed to have the potential for consistent long-term earnings growth. The Decatur Equity Income Fund primarily invests in income-producing equity securities of large, well-established companies. The primary difference between the investment strategies of the Core Equity Fund and the Decatur Equity Income Fund has been that, while both Funds invest in securities with value characteristics, the Core Equity Fund also invests in securities with growth characteristics. The Decatur Equity Income Fund also may invest up to 15% of its net assets in high yield, higher risk corporate bonds, commonly known as junk bonds.

Devon Fund

         The investment objective of both the Devon Fund and the Decatur Equity Income Fund is to seek total return. Although both Funds invest in securities with value characteristics, the primary difference between the investment strategies of the Devon Fund and the Decatur Equity Income Fund has been that the Devon Fund also invests in securities with growth characteristics. The Decatur Equity Income Fund also may invest up to 15% of its net assets in high yield, higher risk corporate bonds, commonly known as junk bonds.

Growth and Income Fund

         The Growth and Income Fund and the Decatur Equity Income Fund have similar investment objectives which generally seek to provide total return. The principal difference between the investment strategies of the Funds is that the Growth and Income Fund's investment objective is to seek capital appreciation with current income as a secondary objective, as compared to the Decatur Equity Income Fund's investment objective to seek total return. Both the Growth and Income Fund and the Decatur Equity Income Fund invest primarily in common stocks of large, well-established companies that the Manager believes are undervalued and have the potential to increase in price over time. Although the Growth and Income Fund and the Decatur Equity Income Fund share similar investment strategies, the Decatur Equity Income Fund also may invest up to 15% of its net assets in high yield, higher risk corporate bonds, commonly known as junk bonds.

         For further information about the investment objectives and policies of the Funds, see "Comparison of Investment Objectives and Policies."

What are the risks of an investment in the Funds?

         As with any mutual fund, investments in the Funds involve risks. There can be no guarantee against losses resulting from an investment in any Fund, nor can there be any assurance that any Fund will achieve its investment objective.

         The risks associated with an investment in the Decatur Equity Income Fund are substantially similar to the risks associated with investments in the Core Equity Fund, the Devon Fund and the Growth and Income Fund. Those risks include declines in security prices, which could be caused by problems in the economy, a decline in the stock market or poor performance in specific industries or companies in which the Funds may invest.

         Investments in the Core Equity Fund may be subject to somewhat less risk than investments in the Decatur Equity Income Fund. Unlike the Core Equity Fund, the Decatur Equity Income Fund may invest a small percentage of its assets in high-yield bonds, which may expose the Decatur Equity Income Fund to interest rate and credit risks. The Decatur Equity Income Fund may also have somewhat greater foreign securities risk than the Core Equity Fund.

         Investments in the Devon Fund, as compared to investments in the Decatur Equity Income Fund, may be exposed to certain futures and options risks. For defensive purposes, the Devon Fund may buy and sell futures and options, which carries the risk that a loss may occur when a security or index moves in a direction opposite from what a portfolio manager had originally anticipated. Unlike the Devon Fund, the Decatur Equity Income Fund may invest a small percentage of its assets in high-yield bonds, which may expose the Decatur Equity Income Fund to interest rate and credit risks.

         Investments in the Growth and Income Fund may be subject to less risk than investments in the Decatur Equity Income Fund. Unlike the Growth and Income Fund, the Decatur Equity Income Fund may invest a small percentage of its assets in high-yield bonds, which may expose the Decatur Equity Income Fund to interest rate and credit risks.

         For further information about the investment risks of the Funds, see "Comparison of Investment Objectives and Policies."

Who manages the Decatur Equity Income Fund?

         The management of the business and affairs of the Decatur Equity Income Fund is the responsibility of the Board of Trustees of the Acquiring Trust. The Board elects officers who are responsible for the day-to-day operations of the Fund.

         Each of the Acquired Funds and the Decatur Equity Income Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust (the "Manager"), which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. The Manager and its predecessors have been managing the assets of the funds in the Delaware Investments Family of Funds since 1938. As of September 30, 2003, the Manager and its advisory affiliates within Delaware Investments were managing in the aggregate more than [$125] billion in assets.

         John B. Fields, Senior Vice President/Senior Portfolio Manager, has primary responsibility for making day-to-day investment decisions for the Decatur Equity Income Fund. When making investment decisions for the Decatur Equity Income Fund, Mr. Fields regularly consults with members of the Value Equity team: Robert L. Arnold, Timothy G. Connors, Nancy M. Crouse, George E. Deming, Brian T. Hannon, Francis X. Morris, Michael S. Morris and James J. Wright.

         John B. Fields earned a bachelor's degree and an MBA from Ohio State University. He has been managing the Decatur Equity Income Fund since 1993. He has 31 years of investment management experience. Mr. Fields came to Delaware Investments from DuPont, where he served as the Director of Domestic Equity Risk Management. He is also a member of the Financial Analysts Society of Wilmington, Delaware.

         Robert L. Arnold, Vice President/Senior Portfolio Manager, holds a BS degree from Carnegie Mellon University and earned an MBA from the University of Chicago. Mr. Arnold began his investment career as a management consultant with Arthur Young in Philadelphia. Prior to joining Delaware Investments in March 1992, he was a planning analyst with Chemical Bank in New York. Before acting as a portfolio manager at Delaware Investments, he was a financial analyst focusing on the financial services industry, including banks, thrifts, insurance companies and consumer finance companies.

         Timothy G. Connors, Senior Vice President/Chief Investment Officer, Value Investing, earned a bachelor's degree at the University of Virginia and an MBA degree in finance at Tulane University. He joined Delaware Investments in 1997 after serving as a Principal at Miller, Anderson & Sherrerd, where he managed equity accounts, conducted sector analysis, and directed research. He previously held positions at CoreStates Investment Advisers and Fauquier National Bank. He is a CFA charterholder and a member of the Association for Investment Management and Research.

         Nancy M. Crouse, Senior Vice President/Senior Portfolio Manager, has a bachelor's degree from Lafayette College and an MBA from the University of Pittsburgh. She began her career at Philadelphia National Bank. Prior to joining Delaware Investments in 1993, she served as Vice President at CoreStates Investment Advisers, where she performed securities analysis and managed balanced portfolios. Ms. Crouse is a CFA charterholder.

         George E. Deming, Senior Vice President/Senior Portfolio Manager, received a bachelor's degree in economics and political science from the University of Vermont and a master's degree in international affairs from the University of Pennsylvania's Wharton School. Before joining Delaware Investments in 1978, he was responsible for institutional portfolio management at White Weld & Co. He is a member of the Financial Analysts of Philadelphia.

         Brian T. Hannon, Vice President/Equity Analyst, earned bachelor's degrees in economics and chemical engineering at Carnegie-Mellon University. He joined Delaware Investments in 1997 after serving as an Equity Research Officer at ASB Capital Management, Inc. Previously, he held various positions in equity research and management at DuPont. He is a CFA charterholder and a member of the Association for Investment Management and Research and the Financial Analysts of Philadelphia.

         Francis X. Morris, Senior Vice President/Senior Portfolio Manager, holds a bachelor's degree in finance from Providence College in Rhode Island and an MBA from Widener University in Pennsylvania. He has been managing mutual fund portfolios at Delaware Investments since 1999 and institutional equity portfolios at Delaware Investments since 1997. He has 20 years of investment management experience. Mr. Morris came to Delaware Investments from PNC Asset Management, where he served as a securities analyst, portfolio manager and Director of Equity Research. He is past president of the Financial Analysts of Philadelphia.

         Michael S. Morris, Vice President/Senior Equity Analyst, received his bachelor's degree in finance from Indiana University. Mr. Morris began his investment career at The Ohio Casualty Insurance Company, where he held positions as both a Financial Management Coordinator and as an Equity Analyst. He subsequently held research positions with the State Teachers Retirement System of Ohio and Pilgrim Baxter Value Investors. Prior to joining Delaware Investments in 1999, Mr. Morris worked as an Equity Analyst for Walnut Asset Management. Mr. Morris is a CFA charterholder as well as a member of the Board of Directors of the Financial Analysts of Philadelphia.

         James J. Wright, Vice President/Senior Equity Analyst, received his bachelor's degree in history from Vassar College and an MBA from The Amos Tuck School of Business Administration at Dartmouth College. Prior to joining Delaware Investments in 2000, he served as a managing director of Schuylkill Capital Management in Philadelphia. Previously, he was a portfolio manager at Gouws Capital Management and an investment officer at Provident National Bank. Mr. Wright is CFA charterholder.

         The above portfolio managers also serve as the portfolio managers for the Growth and Income Fund. Messr. Francis X. Morris serves as the portfolio manager for the Devon Fund, where he regularly consults with Michael S. Morris. The Core Equity Fund is managed by a team of portfolio managers from Voyageur Asset Management, Inc., the Fund's sub-adviser.

What are the fees and expenses of each Fund?

              FEES AND EXPENSES FOR THE DECATUR EQUITY INCOME FUND
                             AND THE ACQUIRED FUNDS

-----------------------------------------------------------------------------------------------------------------------
                                                                       Maximum
                                                                     Sales Load
                                    Maximum                              on
    Fund Names and               Sales Load on         Maximum       Reinvested       Redemption         Exchange
    Classes of Shares              Purchases            CDSC          Dividends          Fees              Fees
------------------------------ ------------------- ---------------- ---------------- ---------------- -----------------
    All Funds
    Class A                          5.75%              none(1)          none             none              none
    Class B                           none             4.00%(2)          none             none              none
    Class C                           none             1.00%(3)          none             none              none
    Class R                           none              none             none             none              none
    Institutional Class               none              none             none             none              none

                                                         OPERATING EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          Total
                                                    Distribution                         Annual             Fee
                                                    and Service                           Fund            Waivers
    Fund Names and                Management          (12b-1)            Other          Operating           and             Net
    Classes of Shares                Fees               Fees           Expenses         Expenses          Payments       Expenses
------------------------------ ------------------- ---------------- ---------------- ---------------- ----------------- ------------
Decatur Equity Income Fund
after Transaction
    Class A                          0.60%              0.28%(5)         0.44%            1.32%           (0.09%)(6)       1.23%
    Class B                          0.60%              1.00%            0.44%            2.04%           (0.09%)(6)       1.95%
    Class C                          0.60%              1.00%            0.44%            2.04%           (0.09%)(6)       1.95%
    Class R                          0.60%              0.60%            0.44%            1.64%           (0.09%)(6)       1.55%
    Institutional Class              0.60%              none             0.44%            1.04%           (0.09%)(6)       0.95%

Decatur Equity Income Fund
    Class A                          0.61%              0.25%(5)         0.25%            1.11%             N/A            1.11%
    Class B                          0.61%              1.00%            0.25%            1.86%             N/A            1.86%
    Class C                          0.61%              1.00%            0.25%            1.86%             N/A            1.86%
    Class R                          0.61%              0.60%            0.25%            1.46%             N/A            1.46%
    Institutional Class              0.61%              none             0.25%            0.86%             N/A            0.86%

Core Equity Fund
    Class A                          0.65%              0.25%            1.09%            1.99%             N/A            1.99%
    Class B                          0.65%              1.00%            1.09%            2.74%             N/A            2.74%
    Class C                          0.65%              1.00%            1.09%            2.74%             N/A            2.74%
    Class R                          0.65%              0.60%            1.09%            2.34%             N/A            2.34%
    Institutional Class              0.65%              none             1.09%            1.74%             N/A            1.74%

Devon Fund
    Class A                          0.65%              0.30%            1.17%            2.12%           (0.62%)(7)       1.50%
    Class B                          0.65%              1.00%            1.17%            2.82%           (0.62%)(7)       2.20%
    Class C                          0.65%              1.00%            1.17%            2.82%           (0.62%)(7)       2.20%
    Class R                          0.65%              0.60%            1.17%            2.42%           (0.62%)(7)       1.80%
    Institutional Class              0.65%              none             1.17%            1.82%           (0.62%)(7)       1.20%

Growth and Income Fund
    Class A                          0.64%              0.30%            0.46%            1.40%             N/A            1.40%
    Class B                          0.64%              1.00%            0.46%            2.10%             N/A            2.10%
    Class C                          0.64%              1.00%            0.46%            2.10%             N/A            2.10%
    Class R                          0.64%              0.60%            0.46%            1.70%             N/A            1.70%
    Institutional Class              0.64%              none             0.46%            1.10%             N/A            1.10%

         Examples:

         The following Examples are intended to help you compare the cost of investing in an Acquired Fund with the cost of investing in the Decatur Equity Income Fund. Each Example assumes that you invest $10,000 in each Fund for the time period indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year.(7) These are examples only, and do not represent future expenses, which may be greater or less than those shown below.

                                                   1 Year                 3 Years                 5 Years                10 Years
                                                   ------                 -------                 -------                --------
Decatur Equity Income Fund(9)
after Transaction
   Class A                                          $693                    $961                  $1,249                  $2,066
   Class B                                          $198                    $631                  $1,090                  $2,177
   Class B (if redeemed)                            $598                    $906                  $1,315                  $2,177
   Class C                                          $198                    $631                  $1,090                  $2,362
   Class C (if redeemed)                            $298                    $631                  $1,090                  $2,362
   Class R                                          $158                    $508                   $883                   $1,936
   Institutional Class                              $97                     $322                   $565                   $1,263

Core Equity Fund(8)
   Class A                                          $765                   $1,164                 $1,586                  $2,759
   Class B                                          $277                    $850                  $1,450                  $2,891
   Class B (if redeemed)                            $677                   $1,125                 $1,675                  $2,891
   Class C                                          $277                    $850                  $1,450                  $3,070
   Class C (if redeemed)                            $377                    $850                  $1,450                  $3,070
   Class R                                          $237                    $730                  $1,250                  $2,676
   Institutional Class                              $177                    $548                   $944                   $2,052

Devon Fund
   Class A                                          $719                   $1,144                 $1,595                  $2,840
   Class B                                          $223                    $816                  $1,434                  $2,935
   Class B (if redeemed)                            $623                   $1,091                 $1,659                  $2,935
   Class C                                          $223                    $816                  $1,434                  $3,103
   Class C (if redeemed)                            $323                    $816                  $1,434                  $3,103
   Class R                                          $183                    $695                  $1,235                  $2,709
   Institutional Class                              $122                    $512                   $927                   $2,086

Growth and Income Fund
   Class A                                          $709                    $993                  $1,297                  $2,158
   Class B                                          $213                    $658                  $1,129                  $2,252
   Class B (if redeemed)                            $613                    $933                  $1,354                  $2,252
   Class C                                          $213                    $658                  $1,129                  $2,431
   Class C (if redeemed)                            $313                    $658                  $1,129                  $2,431
   Class R                                          $173                    $536                   $923                   $2,009
   Institutional Class                              $112                    $350                   $606                   $1,340

--------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

(4) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(5) The Board of Trustees adopted a formula for calculating 12b-1 plan expenses that went into effect on May 2, 1994. Under this formula, 12b-1 plan expenses for Class A shares will not be more than 0.30% or less than 0.10%. Class B and Class C shares are subject to an annual 12b-1 fee of 1.00% of average daily net assets.

(6) Decatur Equity Income Fund's expenses will be capped at its existing expense level (excluding any 12b-1 plan expenses) immediately prior to the date of the merger, which may differ from 0.95%. For pro forma financial statement purposes, the expense level to be used for calculation is 0.95% which is the current expense level as of the date of the pro forma financial statements. The net expenses shown for the Decatur Equity Income Fund in the table are based on the Fund's last completed fiscal year, November 30, 2002, which differ from the current expense level as of the date of the pro forma financial statements and may differ from the level of the expense cap as of the date of the merger.

(7) The Manager has contracted to waive its fee and pay expenses through December 31, 2004 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.20% of average daily net assets.

(8) A Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that a Fund's total operating expenses remain unchanged in each of the periods we show.

(9) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.


Where can I find more financial information about the Funds?

     The Decatur Equity Income Fund's Annual Report and Semiannual Report, which are included with this Joint Proxy Statement/Prospectus, contain a discussion of the Fund's performance during the past fiscal year and six month period, respectively, and show per share information for each of the past five fiscal years.

     The Prospectuses and the Annual and Semiannual Reports for each Acquired Fund contain further financial information about those Funds. These documents are available upon request. (See "Information About the Core Equity Fund," "Information About the Devon Fund" and "Information About the Growth and Income Fund.")

What are other key features of the Funds?

     Transfer Agency, Accounting, Custody and Administrative Services. Delaware Service Company, Inc. ("DSC"), an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Acquired Fund and the Decatur Equity Income Fund, and for other mutual funds in the Delaware Investments Family of Funds. DSC also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, DSC is paid fees by each Fund according to fee schedules that are the same for each retail Fund in the Delaware Investments Family of Funds. These fees are charged to each Fund, including the Decatur Equity Income Fund and Acquired Funds, on a pro rata basis.

         JPMorgan Chase Bank is the custodian of the securities and other assets of each of the Acquired Funds and the Decatur Equity Income Fund, except for the Core Equity Fund, which utilizes Mellon Bank, N.A. as its custodian. The main office of JPMorgan Chase Bank is 4 Chase Metrotech Center, Brooklyn, New York 11245. The main office of Mellon Bank, N.A. is One Mellon Center, Pittsburgh, PA 15258.

     Management and Administration Fees. The Manager is the investment manager of all of the Acquired Funds and the Decatur Equity Income Fund. The Manager has entered into separate management agreements relating to each of the Funds that provide for reductions in fee rates as the assets of the Funds increase. Under each of the Fund's management agreements, the Fund pays the Manager a management fee as a percentage of average daily net assets equal to: 0.65% on the first $500 million; 0.60% on the next $500 million; 0.55% on the next $1,500 million, and 0.50% on assets in excess of $2,500 million.

     The Manager has contracted to waive its fee and pay expenses of the Devon Fund through December 31, 2004, in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.20% of average daily net assets. The Manager has also contracted to waive that portion, if any, of the annual management fees payable by the Decatur Equity Income Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total operating expenses of the Fund for one year from the date of the Transaction (exclusive of taxes, interest, brokerage commissions, extraordinary expenses, and applicable 12b-1 expenses) do not exceed the total expense levels in effect immediately prior to the Transaction.

     Distribution Services. Pursuant to underwriting agreements relating to each of the Acquired Funds and the Decatur Equity Income Fund, Delaware Distributors, L.P. (the "Distributor") serves as the national distributor for the Funds. The Distributor pays the expenses of the promotion and distribution of each Fund's shares, except for payments by the Funds on behalf of Class A Shares, Class B Shares, Class C Shares and Class R Shares under their respective 12b-1 Plans. The Distributor is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. and an affiliate of the Manager. Pursuant to a contractual arrangement with the Distributor, Lincoln Financial Distributors, Inc. is primarily responsible for promoting the sale of each Fund's shares through broker/dealers, financial advisors and other financial intermediaries.

     Rule 12b-1 Plans. Each Acquired Fund and the Decatur Equity Income Fund has adopted a separate distribution plan or "Rule 12b-1 Plan" for each of its Class A Shares, Class B Shares, Class C Shares and Class R Shares (collectively, the "Rule 12b-1 Plans" and, each individually, a "Rule 12b-1 Plan"). The Rule 12b-1 Plans do not apply to Institutional Classes of Shares. Such Shares are not included in calculating the Rule 12b-1 Plans' fee and the Rule 12b-1 Plans are not used to assist in the distribution or marketing of Shares of the Institutional Classes.

     Each Rule 12b-1 Plan permits the relevant Fund to pay out of the assets of the Class A Shares, Class B Shares, Class C Shares and Class R Shares monthly fees to the Distributor for its services and expenses in distributing and promoting shares of such classes. These expenses may include, among others, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into dealer's agreements with the Distributor. The Rule 12b-1 Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares. In addition, absent any applicable fee waiver, each Fund may make payments out of the assets of the Class A Shares, Class B Shares, Class C Shares and Class R Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such Classes.

         The maximum aggregate annual fee payable by an Acquired Fund under its Rule 12b-1 Plans and a Fund's Distribution Agreement is, on an annual basis: up to 0.25% of average daily net assets of Class A Shares; up to 1.00% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of Class B Shares' and Class C Shares' average daily net assets for the year; and 0.60% of average daily net assets of Class R Shares.

     The Board of Trustees of the Decatur Equity Income Fund has adopted a formula for calculating 12b-1 plan expenses that went into effect on May 2, 1994. Under this formula, annual 12b-1 plan expenses for Class A shares of the Decatur Equity Income Fund will not be more than 0.30% or less than 0.10%. Like the Acquired Funds, Class B and Class C shares of the Decatur Equity Income Fund are subject to an annual 12b-1 fee of 1.00% of average daily net assets (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts), and Class R Shares are subject to an annual 12b-1 fee of 0.60% of average daily net assets.

     The Boards of Trustees for the Trusts and the Acquiring Trust may reduce these amounts at any time. All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares, and Class C Shares is borne by such persons without any reimbursement from such Classes. Subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms that receive payments under the Rule 12b-1 Plans.

     Purchase, Exchange and Redemption Procedures. Procedures for the purchase, exchange and redemption of each Fund's shares are identical. You may refer to the Prospectus of each Fund for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of that Fund's shares. Set forth below is a brief description of the basic purchase, exchange, and redemption procedures applicable to the shares of the Funds.

     Shares of a Fund may be purchased at the net asset value next determined after the Fund or its agent receives a purchase order in good order, subject to any applicable sales charge. Purchases of shares of any of the Funds may be made through authorized investment dealers or directly by contacting the Funds or the Distributor, although the Institutional Class Shares of each Fund are available for purchase only by certain groups of investors. The minimum initial investment is $1,000 for Class A, B, and C Shares. Subsequent purchases of such Classes must be at least $100, except for the minimum subsequent purchase amount for new shareholder accounts in the Decatur Equity Income Fund, which must be at least $25. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, trustees and employees of any fund in the Delaware Investments Family of Funds, the Manager or the sub-adviser or any of their affiliates if the purchases are made pursuant to a payroll deduction account. Shares purchased pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250; shares purchased in connection with a Coverdell Education Savings Account are subject to an initial purchase of $500; and a minimum subsequent purchase of $25 is applicable to all Funds. Accounts opened under the Asset Planner services are subject to a minimum initial investment of $2,000 per Asset Planner strategy selected. There are no minimum purchase requirements for Class R Shares or the Institutional Classes, but certain eligibility requirements must be satisfied.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. Purchase orders for more than the maximum amounts will be rejected, although an investor may exceed these limitations by making cumulative purchases over a period of time.

         Each Fund reserves the right to reject any order for the purchase of its shares if, in the opinion of management, such rejection is in such Fund's best interest. Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Each Fund also reserves the right, upon 60 days' written notice, to redeem accounts involuntarily that remain under the minimum initial purchase amount as a result of redemptions.

     Class A Shares of each Fund are purchased at the offering price, which reflects a maximum front-end sales charge of 5.75%; however, lower front-end sales charges apply for larger purchases. Absent a fee waiver, Class A Shares are also subject to annual Rule 12b-1 Plan expenses for the life of the investment.

     Class B Shares of each Fund are purchased at net asset value and are subject to a CDSC of: (i) 4.00% if shares are redeemed within one year of purchase; (ii) 3.25% if shares are redeemed during the second year of purchase;
(iii) 2.75% if shares are redeemed during the third or fourth year following purchase; (iv) 2.25% if shares are redeemed during the fourth or fifth years following purchase; (v) 1.50% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter, although the CDSC may be waived under certain circumstances. Absent any fee waivers, Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase, at which time, Class B shares are subject to automatic conversion to Class A Shares.

     Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase, although the CDSC may be waived under certain circumstances. Absent any fee waivers, Class C Shares are also subject to annual Rule 12b-1 Plan expenses for the life of the investment.

     Class R Shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge. Class R Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

     Institutional Class Shares are purchased at the net asset value per share without the imposition of a front end or contingent deferred sales charge, or Rule 12b-1 Plan expenses.

     Shares of any Fund will be redeemed at any time at the net asset value next determined on the business day when a redemption request is received. Requests for redemption of shares held in certificate form must be accompanied by the certificates. Any applicable contingent deferred sales charge will be deducted. Shares of a Fund may be exchanged for shares of the same class in another fund in the Delaware Investments Family of Funds without paying a front-end sales charge or a contingent deferred sales charge at the time of the exchange. The sale of shares of a Fund, either through redemption or exchange, is a taxable event and may result in a capital gain or loss to shareholders. Shareholders of the Acquired Funds will not be charged sales charges in connection with the Transaction and it is intended that the structure of the Transaction will not create a taxable event for shareholders.

     Dividends, Distributions and Taxes. Each Acquired Fund declares and makes payment of dividends from its net investment income, if any, on an annual basis and the Decatur Equity Income Fund declares and makes payment of dividends from its net investment income, if any, on a quarterly basis. The amount of these dividends will vary depending on changes in the Funds' net investment income. Payments from net realized securities profits (capital gains) of each Fund, if any, will be distributed annually. Each Fund automatically reinvests distributions in additional shares of that Fund unless you select a different option, such as to receive distributions in cash or to reinvest distributions in shares of another fund in the Delaware Investments Family of Funds.

         Distributions, whether received in cash or in additional shares, are generally subject to income tax. On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003 (JAGTRRA), which changes the tax rates on certain types of distributions. You should consult your tax advisor about your particular tax situation and how it might be affected by the new tax law. The tax status of your dividends from the Fund, subject to the rules for qualified dividends enacted by JAGTRRA, is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The new tax law reduces the tax rate on certain qualifying dividends and long-term capital gains. Any capital gain may be taxable at different rates depending on the shareholder's holding period for the shares. Each Fund notifies its shareholders annually of the amount and nature of all dividends and distributions received from the Fund in the prior year. For more information about the tax implications of investments in the Funds, see the current prospectus of each Fund under the heading "Dividends, distributions and taxes," as well as the current Statement of Additional Information for the Decatur Equity Income Fund under the heading "Dividends and Realized Securities Profits Distributions and Taxes," the current Statement of Additional Information for the Core Equity Fund under the heading "Distributions and Taxes," the current Statement of Additional Information for the Devon Fund under the heading "Taxes," and the current Statement of Additional Information for the Growth and Income Fund under the heading "Taxes."

                           REASONS FOR THE TRANSACTION

     The Boards of Trustees of the Trusts, on behalf of the Acquired Funds, have recommended the Transaction because they believe that, with the Decatur Equity Income Fund's better long-term performance record and lower expenses, it will benefit each Acquired Fund's shareholders. Additionally, with respect to the Core Equity Fund and the Devon Fund, the recent asset growth has been relatively low and the projected growth in assets may not be sufficient to continue to offer competitive performance and high quality service to shareholders over the long term. Combining these Funds will bring the assets in the Decatur Equity Income Fund to approximately $1.6 billion, which is significantly larger than any Acquired Fund, [and could afford shareholders the opportunity to benefit from economies of scale.]

     The Plan was presented to the Boards of Trustees of the Trusts at a meeting of the Boards on August 21, 2003. At the meeting, the Boards questioned management about the potential benefits and costs to shareholders of each Acquired Fund. In deciding whether to recommend approval of the Transaction to shareholders, the Boards of Trustees considered, among other things: the advantages and benefits, as well as the disadvantages and costs to shareholders; the expense ratios of the Decatur Equity Income Fund and each Acquired Fund and the impact of contractual fees waivers thereon; [the potential benefits afforded by a larger fund through economies of scale (e.g. a fund with higher aggregate net assets may also be able to reduce or eliminate certain duplicative costs and expenses);] the comparative investment performance of the Decatur Equity Income Fund and each Acquired Fund; the compatibility of the investment objectives, policies, restrictions and investments of each of the Acquired Funds with those of the Decatur Equity Income Fund; the tax consequences of the Transaction; and the significant experience of the Manager. Additionally, each Board of Trustees believes that the investment strategy of the Decatur Equity Income Fund affords a better opportunity for sustainable positive results than each Acquired Fund's investment strategy.

     The Boards of Trustees of the Trusts and the Acquiring Trust approved the Plan, concluding that the Transaction is in the best interests of the shareholders of each respective Fund and that no dilution of value would result to the shareholders of each respective Fund from the Transaction. The Board of each Trust then decided to recommend that shareholders of the Acquired Funds vote to approve the Transaction. As required by law, the Trustees approving the Plan and making the foregoing determinations included a majority of the Trustees who are not interested persons of the Acquired Funds or the Decatur Equity Income Fund.

      For the reasons discussed above, the Board of Trustees of each Trust, on behalf of each respective Acquired Fund,
                     recommends that you vote FOR the Plan.

     If the shareholders of an Acquired Fund do not approve the Plan, the Board of Trustees may consider other possible courses of action for that Acquired Fund, including liquidation and dissolution.

                        INFORMATION ABOUT THE TRANSACTION

     This is only a summary of the Plan. You should read the actual Plan. It is attached as Exhibit A to the Joint Proxy Statement/Prospectus and incorporated herein by reference.

How will the Transaction be carried out?

     If the shareholders of an Acquired Fund approve the Plan, the Transaction will take place after various conditions are satisfied by the relevant Trust on behalf of its Acquired Fund, and by the Acquiring Trust, on behalf of the Decatur Equity Income Fund, including the delivery of certain documents. Each Trust and the Acquiring Trust will agree on the Closing Date. If the shareholders of an Acquired Fund do not approve the Plan, the Transaction will not take place for that Fund.

     If the shareholders of an Acquired Fund approve the Plan, that Fund will deliver to the Decatur Equity Income Fund substantially all of its assets on the Closing Date. In exchange, the Trust, on behalf of that Acquired Fund, will receive Decatur Equity Income Fund Shares to be distributed pro rata by the Acquired Fund to its shareholders and the Decatur Equity Income Fund will assume the liabilities of that Acquired Fund. The value of the assets to be delivered to the Decatur Equity Income Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. ("NYSE") (normally 4:00 p.m. Eastern time) on the last business day prior to the Closing Date.

     The stock transfer books of the Acquired Fund will be permanently closed as of the close of business of the NYSE on the day before the Closing Date. The Acquired Fund will accept requests for redemption only if received in proper form before that time. Requests received after that time will be considered requests to redeem Decatur Equity Income Fund Shares.

     To the extent permitted by law, the Trusts and the Acquiring Trust may agree to amend the Plan without shareholder approval. They may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval of shareholders of an Acquired Fund.

Who will pay the expenses of the Transaction?

     The expenses resulting from an Acquired Fund's participation in a Transaction will be shared by the following parties in the percentages indicated:

                                                                                  Decatur
                                                Acquired                       Equity Income
                                                  Fund                             Fund                          The Manager
                                                --------                       -------------                     -----------
Core Equity Fund                               One-third                       Up to $25,000                All remaining expenses
Devon Fund                                     One-third                         One-third                        One-third
Growth and Income Fund                         One-third                         One-third                        One-third

What are the tax consequences of the Transaction?

         The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions made and representations to be received from the Trusts, on behalf of each Acquired Fund, and for the Acquiring Trust, on behalf of the Decatur Equity Income Fund, it is expected that Stradley Ronon Stevens & Young, LLP, will provide a legal opinion that, for federal income tax purposes, (i) shareholders of the Acquired Funds will not recognize any gain or loss as a result of the exchange of their shares of the Acquired Funds for Decatur Equity Income Fund Shares, and (ii) the Decatur Equity Income Fund and its shareholders will not recognize any gain or loss upon receipt of either Acquired Fund's assets.

     You should consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

What should I know about the Decatur Equity Income Fund Shares?

     If the Transaction is approved, full and fractional Decatur Equity Income Fund Shares will be distributed to shareholders of each Acquired Fund in accordance with the procedures described above. When issued, each share will be validly issued and fully paid and non-assessable, freely transferable and will have full voting rights. The Decatur Equity Income Fund Shares will be recorded electronically in each shareholder's account. The Decatur Equity Income Fund will then send a confirmation to each shareholder. As described in its prospectus, the Decatur Equity Income Fund does not issue share certificates except for Class A Shares and Institutional Class Shares and then only when requested. As of the Closing Date, any certificates representing shares of the Acquired Funds will be cancelled.

     All shares have noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board of Trustees. If this happens, holders of the remaining shares voting will not be able to elect any trustees.

     Like the Acquired Funds, the Decatur Equity Income Fund does not routinely hold annual meetings of shareholders. The Decatur Equity Income Fund may hold special meetings for matters requiring shareholder approval. A meeting of that Fund's shareholders may also be called at any time by the Board of Trustees or by the chairperson of the Board or by the president.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

     The following table sets forth, as of September 30, 2003, the separate capitalizations of the Decatur Equity Income Fund and the Acquired Funds, and the estimated capitalization of the Decatur Equity Income Fund as adjusted to give effect to the proposed Transaction. The capitalization of the Decatur Equity Income Fund is likely to be different when the Transaction is consummated.

                 Decatur Equity Income Fund -- Core Equity Fund

                                                                                                       Decatur Equity Income Fund
                                      Decatur Equity Income               Core Equity Fund                after Transaction
                                          Fund (unaudited)                   (unaudited)                     (estimated)*
                                ---------------------------------   ------------------------------    ----------------------------
Net assets (millions)                      $990,408,022                      $27,014,154                     $1,017,422,176
Total shares outstanding                    64,321,794                        1,407,091                        66,076,788

                                                                                                       Decatur Equity Income Fund
                                   Decatur Equity Income Fund             Core Equity Fund             Class A after Transaction
                                       Class A (unaudited)               Class A (unaudited)                  (estimated)*
                                ---------------------------------   ------------------------------    ----------------------------
Net assets (millions)                      $862,547,767                      $20,254,496                      $882,802,263
Total shares outstanding                    56,000,296                        1,039,921                        57,315,523
Net asset value per share                     $15.40                           $19.48                            $15.40

                                                                                                       Decatur Equity Income Fund
                                   Decatur Equity Income Fund             Core Equity Fund             Class B after Transaction
                                       Class B (unaudited)               Class B (unaudited)                  (estimated)*
                                ---------------------------------   ------------------------------    ----------------------------
Net assets (millions)                      $71,789,418                       $4,169,825                       $75,959,243
Total shares outstanding                    4,681,016                          228,032                         4,952,843
Net asset value per share                     $15.34                           $18.29                            $15.34

                                                                                                       Decatur Equity Income Fund
                                   Decatur Equity Income Fund             Core Equity Fund             Class C after Transaction
                                       Class C (unaudited)               Class C (unaudited)                  (estimated)*
                                ---------------------------------   ------------------------------    ----------------------------
Net assets (millions)                      $13,083,243                       $2,018,058                       $15,101,301
Total shares outstanding                     847,869                           110,287                          978,657
Net asset value per share                     $15.43                           $18.30                            $15.43

                                                                                                       Decatur Equity Income Fund
                                   Decatur Equity Income Fund             Core Equity Fund             Class R after Transaction
                                       Class R (unaudited)               Class R (unaudited)                  (estimated)*
                                ---------------------------------   ------------------------------    ----------------------------
Net assets (millions)                        $59,312                             $0                             $59,312
Total shares outstanding                      3,850                               0                              3,850
Net asset value per share                     $15.40                             $0                              $15.40

                                                                                                       Decatur Equity Income Fund
                                    Decatur Equity Income Fund            Core Equity Fund             Institutional Class after
                                 Institutional Class (unaudited)   Institutional Class (unaudited)      Transaction (estimated)*
                                ---------------------------------   ------------------------------    ----------------------------
Net assets (millions)                      $42,928,282                        $571,775                        $43,500,057
Total shares outstanding                    2,788,763                          28,851                          2,825,915
Net asset value per share                     $15.39                           $19.82                            $15.39

                    Decatur Equity Income Fund -- Devon Fund


                                                                                                       Decatur Equity Income Fund
                                    Decatur Equity Income Fund                Devon Fund                   after Transaction
                                           (unaudited)                        (unaudited)                     (estimated)*
                                ---------------------------------   ------------------------------    ----------------------------
Net assets (millions)                      $990,408,022                     $105,684,188                     $1,096,092,210
Total shares outstanding                    64,321,794                        8,008,256                        71,195,509

                                                                                                       Decatur Equity Income Fund
                                   Decatur Equity Income Fund                Devon Fund                Class A after Transaction
                                       Class A (unaudited)               Class A (unaudited)                  (estimated)*
                                ---------------------------------   ------------------------------    ----------------------------
Net assets (millions)                      $862,547,767                      $40,560,634                      $903,108,401
Total shares outstanding                    56,000,296                        3,017,253                        58,634,103
Net asset value per share                     $15.40                           $13.44                            $15.40

                                                                                                       Decatur Equity Income Fund
                                   Decatur Equity Income Fund                Devon Fund                Class B after Transaction
                                       Class B (unaudited)               Class B (unaudited)                  (estimated)*
                                ---------------------------------   ------------------------------    ----------------------------
Net assets (millions)                      $71,789,418                       $47,161,406                      $118,950,824
Total shares outstanding                    4,681,016                         3,637,061                        7,755,423
Net asset value per share                     $15.34                           $12.97                            $15.34

                                                                                                       Decatur Equity Income Fund
                                   Decatur Equity Income Fund                Devon Fund                Class C after Transaction
                                       Class C (unaudited)               Class C (unaudited)                  (estimated)*
                                ---------------------------------   ------------------------------    ----------------------------
Net assets (millions)                      $13,083,243                       $9,683,848                       $22,767,091
Total shares outstanding                     847,869                           747,195                         1,475,468
Net asset value per share                     $15.43                           $12.96                            $15.43

                                                                                                       Decatur Equity Income Fund
                                   Decatur Equity Income Fund                Devon Fund                Class R after Transaction
                                       Class R (unaudited)               Class R (unaudited)                  (estimated)*
                                ---------------------------------   ------------------------------    ----------------------------
Net assets (millions)                        $59,312                             $14                            $59,326
Total shares outstanding                      3,850                               1                              3,852
Net asset value per share                     $15.40                           $13.44                            $15.40

                                                                                                       Decatur Equity Income Fund
                                    Decatur Equity Income Fund               Devon Fund                Institutional Class after
                                 Institutional Class (unaudited)   Institutional Class (unaudited)      Transaction (estimated)*
                                ---------------------------------   ------------------------------    ----------------------------
Net assets (millions)                      $42,928,282                       $8,278,286                       $51,206,568
Total shares outstanding                    2,788,763                          606,746                         3,326,663
Net asset value per share                     $15.39                           $13.64                            $15.39

              Decatur Equity Income Fund -- Growth and Income Fund

                                                                                                       Decatur Equity Income Fund
                                   Decatur Equity Income Fund             Growth and Income                after Transaction
                                           (unaudited)                    Fund (unaudited)                    (estimated)*
                                ---------------------------------   ------------------------------    ----------------------------
Net assets (millions)                      $990,408,022                     $461,429,821                     $1,451,837,843
Total shares outstanding                    64,321,794                       36,038,631                        94,304,767

                                                                                                       Decatur Equity Income Fund
                                   Decatur Equity Income Fund          Growth and Income Fund          Class A after Transaction
                                       Class A (unaudited)               Class A (unaudited)                  (estimated)*
                                ---------------------------------   ------------------------------    ----------------------------
Net assets (millions)                      $862,547,767                     $321,075,427                      $1,183,623,194
Total shares outstanding                    56,000,296                       25,019,139                        76,849,350
Net asset value per share                     $15.40                           $12.83                            $15.40

                                                                                                       Decatur Equity Income Fund
                                   Decatur Equity Income Fund          Growth and Income Fund          Class B after Transaction
                                       Class B (unaudited)               Class B (unaudited)                  (estimated)*
                                ---------------------------------   ------------------------------    ----------------------------
Net assets (millions)                      $71,789,418                       $81,400,618                      $153,190,036
Total shares outstanding                    4,681,016                         6,412,735                        9,987,445
Net asset value per share                     $15.34                           $12.69                            $15.34

                                                                                                       Decatur Equity Income Fund
                                   Decatur Equity Income Fund          Growth and Income Fund          Class C after Transaction
                                       Class C (unaudited)               Class C (unaudited)                  (estimated)*
                                ---------------------------------   ------------------------------    ----------------------------
Net assets (millions)                      $13,083,243                       $18,795,535                      $31,878,778
Total shares outstanding                     847,869                          1,483,793                        2,065,985
Net asset value per share                     $15.43                           $12.67                            $15.43

                                                                                                       Decatur Equity Income Fund
                                   Decatur Equity Income Fund          Growth and Income Fund          Class R after Transaction
                                       Class R (unaudited)               Class R (unaudited)                  (estimated)*
                                ---------------------------------   ------------------------------    ----------------------------
Net assets (millions)                        $59,312                             $13                            $59,325
Total shares outstanding                      3,850                               1                              3,852
Net asset value per share                     $15.40                           $12.83                            $15.40

                                                                                                       Decatur Equity Income Fund
                                    Decatur Equity Income Fund         Growth and Income Fund          Institutional Class after
                                 Institutional Class (unaudited)   Institutional Class (unaudited)      Transaction (estimated)*
                                ---------------------------------   ------------------------------    ----------------------------
Net assets (millions)                      $42,928,282                       $40,158,228                      $83,086,510
Total shares outstanding                    2,788,763                         3,122,963                        5,398,135
Net asset value per share                     $15.39                           $12.86                            $15.39

--------------------
* If the Transaction is approved for all three Acquired Funds, the capitalization of the Decatur Equity Income Fund will be as follows:

          Decatur Equity                        Net assets                      Total shares                 Net asset value
            Income Fund                         (millions)                       outstanding                    per share
          --------------                      --------------                   --------------               -----------------
         Class A                              $1,244,438,324                    80,798,384                       $15.40
         Class B                              $  204,521,268                    13,333,679                       $15.34
         Class C                              $   43,580,684                     2,824,372                       $15.43
         Class R                              $       59,338                         3,852                       $15.40
         Institutional Class                  $   91,936,571                     5,973,187                       $15.39

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     This section describes the key investment policies of the Funds, and certain noteworthy differences between the investment objectives and strategies of each of the Acquired Funds as compared to the Decatur Equity Income Fund. For a complete description of the Decatur Equity Income Fund's investment policies and risks, you should read the Decatur Equity Income Fund Prospectuses, which is included with this Joint Proxy Statement/Prospectus.

     The investment objectives and policies of the Core Equity Fund, the Devon Fund and the Growth and Income Fund, as compared to the Decatur Equity Income Fund, are described in separate sections below. Policies or restrictions that are deemed fundamental may not be changed without the approval of the lesser of
(i) a majority of the outstanding shares of the Fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented ("Majority Vote"). Policies or investment restrictions of a Fund that are non-fundamental may be changed by the Board of Trustees without shareholder approval. Although each Fund's objective is non-fundamental, should the Board approve a change in a Fund's objective, the Board of Trustees would notify shareholders before the change becomes effective.

Are there any significant differences between the investment objectives, strategies and investment policies of the Core Equity Fund and the Decatur Equity Income Fund?

     Investment Objectives. The Core Equity Fund and the Decatur Equity Income Fund have similar investment objectives. The Core Equity Fund seeks long-term capital appreciation. The Decatur Equity Income Fund seeks total return. The principal difference between the Funds' investment objectives is that, while both Funds seek appreciation of capital, the Decatur Equity Income Fund also seeks income. The investment objective for each Fund is non-fundamental.

     Investment Strategy. The principal difference between the Funds' investment strategies is that, while both Funds invest in securities with value characteristics, the Core Equity Fund also invests in securities with growth characteristics. The Core Equity Fund uses a blended style of investing, which is a combination of value and growth styles, whereas the Decatur Equity Income Fund uses a value-oriented investment approach. Both Funds normally invest most of their assets in equity securities, particularly common stocks, of large companies. The Decatur Equity Income Fund, however, also may invest up to 15% of net assets in high-yield, higher risk corporate bonds, commonly known as junk bonds.

     While the Funds share similar attributes, there is a significant difference between the Funds' investment strategies regarding taxable investment income. Because the Core Equity Fund seeks long-term capital appreciation, the Fund invests primarily in equity securities that the Manager believes have the potential for long-term capital appreciation. The Decatur Equity Income Fund, however, invests primarily in income-producing stocks of large, well-established companies while seeking total return, as well as high yield bonds.

Therefore, shareholders of the Decatur Equity Income Fund could receive higher levels of taxable income than the shareholders of the Core Equity Fund due to the Decatur Equity Income Fund's investment in income-producing common stocks and high-yield bonds.

     Principal Investments. Both Funds, under normal circumstances, will invest at least 80% of their respective assets in equity securities, particularly common stock of large capitalization companies. The Decatur Equity Income Fund also may invest up to 15% of its net assets in high yield, higher risk corporate bonds, commonly known as junk bonds..

     Additional Investments. Although the Funds normally invest in equity securities, both Funds may also invest in other types of securities. Each Fund has different policies regarding these types of investments.

     Convertible securities. Convertible securities are typically preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. Both Funds may invest in convertible securities, although such investments are not currently a significant part of either Fund's strategy.

     Foreign securities, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). Foreign securities include securities that are issued by foreign corporations. ADRs are securities issued by a U.S. bank (or non-U.S. bank for GDRs) that represent the bank's holdings of foreign securities. The holder of an ADR or GDR is entitled to the dividends and gains of the underlying foreign securities. The Core Equity Fund may invest up to 10% of total assets in foreign securities, including ADRs and GDRs (however, the Fund currently does not invest in these types of securities). The Decatur Equity Income Fund may invest up to 20% of total assets in foreign securities, and may invest in ADRs without limitation.

     Options and futures. An option represents the right to buy or sell a security at an agreed upon price at a future date. A futures contract is an agreement to purchase or sell a security at a specified price and on a specified date. Both Funds may invest in options and futures for hedging purposes. Certain options and futures may be considered to be derivative securities.

     Repurchase Agreements. A repurchase agreement is an agreement between a buyer of securities, such as a Fund, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. These types of agreements are often viewed as an equivalent to cash. Each Fund may invest in repurchase agreements as a short-term investment for a Fund's cash position. However, each Fund must have collateral of 102% of the repurchase price. Each Fund may only enter into repurchase agreements in which the collateral is comprised of U.S. government securities.

     Restricted securities. Restricted securities are privately placed securities whose resale is restricted under securities law. Both Funds may invest in restricted securities, which include Rule 144A securities (a particular type of restricted security that is eligible for resale only to qualified institutional buyers).

     Illiquid securities. Illiquid securities are securities that do not have a ready market and cannot be easily sold within seven days at a price that is approximately equal to their value as assessed by the Fund. The Core Equity Fund may invest up to 15% of its net assets in illiquid securities. The Decatur Equity Income Fund may invest up to 10% of its total assets in illiquid securities.

         Temporary Defensive Investments. Both Funds may invest in a temporary defensive manner when the Manager believes that the Fund will be affected by adverse market conditions. When investing in this manner, the Core Equity Fund may hold all of its assets in high quality fixed-income securities, cash or cash equivalents and the Decatur Equity Income Fund may hold a substantial part of its assets in cash or cash equivalents. To the extent that a Fund invests in a temporary defensive manner, the Fund may be unable to achieve its investment objective.

Are there any significant differences between the investment objectives, strategies and investment policies of the Devon Fund and the Decatur Equity Income Fund?

     Investment Objectives. The Devon Fund and the Decatur Equity Income Fund have identical investment objectives. Both Funds seek total return. The investment objective for each Fund is non-fundamental.

     Investment Strategy. Although both Funds seek total return, the Funds differ in their investment strategies. The Devon Fund invests primarily in common stocks that have the potential for above-average earnings per share growth over time combined with a high degree of earnings consistency. The Decatur Equity Income Fund invests primarily in income-producing stocks of large, well-established companies. Additionally, the Decatur Equity Income Fund may also invest up to 15% of its net assets in high-yield, higher risk corporate bonds, commonly known as junk bonds.

     Principal Investments. Both Funds primarily invest in equity securities, particularly common stocks but also including securities that may be converted into common stock.

     Common stock. The Devon Fund invests 90% to 100% of its assets in common stock in accordance with its investment strategy. The Decatur Equity Income Fund, under normal circumstances, will invest at least 80% of its assets in equity securities with a particular focus on common stocks.

     Convertible securities. Convertible securities are typically preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. The Devon Fund may invest in convertible securities without limitation; however, it will not invest more than 5% of its net assets in convertible debt securities that are rated below investment grade by a nationally recognized statistical ratings organization, or that are unrated but deemed to be non-investment grade. The Decatur Equity Income Fund may also invest in convertible securities, although such investments are not currently a significant part of the Fund's strategy.

     Additional Investments. Although the Funds normally invest in common stocks, and to a lesser extent in convertible securities, both Funds may also invest in other types of securities. Each Fund has different policies regarding these types of investments.

     Foreign securities and American Depositary Receipts (ADRs). Foreign securities include securities that are issued by foreign corporations. ADRs are securities issued by a U.S. bank that represent the bank's holdings of foreign securities. The holder of an ADR is entitled to the dividends and gains of the underlying foreign securities. Both Funds may invest in ADRs without limitation and may make limited investments in foreign securities. In addition, the Devon Fund may invest without limitation in securities of Canadian issuers registered under the Securities Exchange Act of 1934, as amended.

     Options and futures. An option represents the right to buy or sell a security at an agreed upon price at a future date. A futures contract is an agreement to purchase or sell a security at a specified price and on a specified date. Both Funds may invest in options and futures for hedging purposes. In addition, the Devon Fund may invest in options and futures to gain exposure to a particular market segment without purchasing individual securities in that segment or to earn additional income for the Fund. The Devon Fund may invest in futures and options on futures if no more than 5% of the Fund's assets are required as futures contract margin deposits and premiums on options, and will limit the obligations under such investment in futures and options contracts to not more than 20% of the Fund's assets. Certain options and futures may be considered to be derivative securities.

     Repurchase Agreements. A repurchase agreement is an agreement between a buyer of securities, such as a Fund, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. These types of agreements are often viewed as an equivalent to cash. Each Fund may invest in repurchase agreements as a short-term investment for a Fund's cash position, however each Fund must have collateral of 102% of the repurchase price. Each Fund may only enter into repurchase agreements in which the collateral is comprised of U.S. government securities.

     Restricted securities. Restricted securities are privately placed securities whose resale is restricted under securities law. Both Funds may invest in Rule 144A securities, which are a particular type of restricted security that is eligible for resale only to qualified institutional buyers. The Devon Fund currently limits its investments in other restricted securities to no more than 5% of the Fund's total assets.

     Illiquid securities. Illiquid securities are securities that do not have a ready market and cannot be easily sold within seven days at a price that is approximately equal to their value as assessed by the Fund. Each Fund may invest up to 10% of its total assets in illiquid securities.

     Temporary Defensive Investments. Both Funds may invest their assets in a temporary defensive manner when the Manager believes that the Fund will be affected by adverse market conditions. When investing in this manner, each Fund may hold a substantial part of its assets in cash or cash equivalents. To the extent that a Fund invests in a temporary defensive manner, the Fund may not be able to achieve its investment objective.

Are there any significant differences between the investment objectives, strategies and investment policies of the Growth and Income Fund and the Decatur Equity Income Fund?

     Investment Objectives. The Growth and Income Fund and the Decatur Equity Income Fund have similar investment objectives. The Growth and Income Fund's primary objective is capital appreciation, with current income as a secondary objective. The Decatur Equity Income Fund has an objective of total return. The Growth and Income Fund is similar to a total return fund, although the Decatur Equity Income Fund has a somewhat greater emphasis on current income. The investment objective for each Fund is non-fundamental.

     Investment Strategy. Both Funds have similar value-oriented investment strategies and both Funds invest primarily in common stocks of large, well-established companies. The Decatur Equity Income Fund has a specific focus on income producing stocks, and may also invest up to 15% of its net assets in high-yield, higher risk corporate bonds, commonly known as junk bonds.

     Principal Investments. Both Funds primarily invest in equity securities, particularly common stock of large capitalization companies. The Decatur Equity Income Fund, under normal circumstances, will invest at least 80% of its assets in equity securities with a particular focus on common stocks, and the Growth and Income Fund will generally invest 90% to 100% of its net assets in common stocks.

     Additional Investments. Although the Funds normally invest in common stocks, both Funds may also invest in other types of securities. Each Fund has different policies regarding these types of investments.

     Convertible securities. Convertible securities are typically preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. Both Funds may invest in convertible securities, although such investments are not currently a significant part of either Fund's strategy.

     Foreign securities and American Depositary Receipts (ADRs). Foreign securities include securities that are issued by foreign corporations. ADRs are securities issued by a U.S. bank that represent the bank's holdings of foreign securities. The holder of an ADR is entitled to the dividends and gains of the underlying foreign securities. Both Funds may invest up to 20% of their total assets in foreign securities and may invest in ADRs without limitation.

     Options and futures. An option represents the right to buy or sell a security at an agreed upon price at a future date. A futures contract is an agreement to purchase or sell a security at a specified price and on a specified date. Each Fund may invest in options and futures for hedging purposes. Certain options and futures may be considered to be derivative securities.

     Repurchase Agreements. A repurchase agreement is an agreement between a buyer of securities, such as a Fund, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. These types of agreements are often viewed as an equivalent to cash. Both Funds may invest in repurchase agreements as a short-term investment for each Fund's cash position, however each must have collateral of 102% of the repurchase price. Each Fund may only enter into repurchase agreements in which the collateral is comprised of U.S. government securities.

     Restricted securities. Restricted securities are privately placed securities whose resale is restricted under securities law. Both Funds may invest in restricted securities, which include Rule 144A securities (a particular type of restricted security that is eligible for resale only to qualified institutional buyers).

     Illiquid securities. Illiquid securities are securities that do not have a ready market and cannot be easily sold within seven days at a price that is approximately equal to their value as assessed by the Fund. The Funds may invest up to 10% of their total assets in illiquid securities.

     Temporary Defensive Investments. Both Funds may invest their assets in a temporary defensive manner when the Manager believes that the Fund will be affected by adverse market conditions. When investing in this manner, each Fund may hold a substantial part of its assets in cash or cash equivalents. To the extent that a Fund invests in a temporary defensive manner, the Fund may not be able to achieve its investment objective.

How do the investment restrictions of the Acquired Funds and the Decatur Equity Income Fund differ?

     All of the Funds have adopted identical fundamental investment restrictions, which may not be changed without the approval of a Majority Vote of shareholders. There are, however, differences between the Funds' non-fundamental policies, some of which have been described above.

What are the risks factors associated with investments in the Acquired Funds and the Decatur Equity Income Fund?

     Like all investments, an investment in the Funds involves risk. There is no assurance that a Fund will meet its investment objective. The achievement of a Fund's objective depends upon market conditions generally and on the Manager's analytical and portfolio management skills. As with most investments in mutual funds, the best results are generally achieved when an investment in a Fund is held for a number of years. The investment risks for the Funds are explained below.

     Market Risk. Market risk is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of factors such as economic conditions, future expectations or investor confidence. The Funds seek to manage this risk by maintaining a long-term investment approach and by focusing on stocks that the Manager believes can appreciate over an extended time frame regardless of interim market fluctuations. The Manager does not try to predict overall stock market movements and generally does not trade for short-term purposes.

     Industry and Security Risk. Industry and security risk refers to the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline because of changing expectations for the performance of that industry or for the individual company issuing the stock or bond. Each Fund seeks to manage this risk by limiting the amount of its assets invested in any one industry and in any individual security. Each Fund also follows a rigorous selection process before choosing securities for its portfolio

     Foreign Risk. Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards. Investments in ADRs and GDRs, which represent an indirect ownership in foreign securities, are subject to many of the same risks as direct investments in foreign securities. The Funds typically invest only a small portion of their portfolios in foreign securities. When a Fund does purchase foreign securities, they are often denominated in U.S. dollars. Currently, the Core Equity Fund does not exercise its ability to invest up to 10% in foreign securities and, therefore, at this time it does not have any direct foreign risk.

     Futures and Options Risk. Futures and options risk is the risk that a Fund may experience a significant loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the portfolio manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss to a Fund from using the strategy. The Devon Fund is the only Fund that invests significantly in futures or options. The Funds will buy and sell futures and options for defensive purposes, such as to protect gains in the portfolio without actually selling a security. In addition, the Devon Fund may invest in options and futures to gain exposure to a particular market segment without purchasing individual securities in that segment or to earn additional income for the Fund.

     Liquidity Risk. Liquidity risk is the possibility that the Funds' portfolio securities cannot be readily sold within seven days at approximately the price that the Fund values them. The Funds seek to mitigate liquidity risk by limiting its exposure to illiquid securities.

     Interest Rate Risk. To the extent that the Decatur Equity Income Fund invests in high-yield bonds and that the Funds invest in convertible debt securities, these Funds may be affected by adverse changes in interest rates. The Decatur Equity Income Fund attempts to mitigate this risk by limiting the amount of high yield bonds on its portfolio to 15% of net assets. The interest rate risk of convertible debt securities may be offset somewhat by the convertibility feature.

     Credit Risk. Because the Decatur Equity Income Fund may invest in high-yield bonds, the Fund is at risk that a bond's issuer may be unable to make timely payments of interest and principal. The Decatur Equity Income Fund seeks to mitigate this risk by limiting the amount of high-yield bonds in its portfolio to 15% of the Fund's net assets. In addition, the Fund typically invests in bonds rated BB or B, and does not invest in bonds rated lower than C or Ca, by a nationally recognized statistical ratings organization, or, if unrated, that the Manager believes are of comparable quality. The Fund also combines careful, credit-oriented bond selection and the Manager's commitment to hold a diversified selection of high-yield bonds to further reduce the Fund's credit risk.

                               VOTING INFORMATION

How many votes are necessary to approve the Plan?

     Provided that a quorum is present, the approval of the Plan for each Acquired Fund requires the affirmative vote of the lesser of (i) more than 50% of the outstanding voting securities of the Fund, or (ii) 67% or more of the voting securities of the Fund present at the Meeting, if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share, of an Acquired Fund held on the Record Date. If sufficient votes to approve the proposal for an Acquired Fund are not received by the date of the Meeting, the Meeting may be adjourned with respect to that Fund to permit further solicitations of proxies. The holders of a majority of shares of an Acquired Fund entitled to vote at the Meeting and present in person or by proxy (whether or not sufficient to constitute quorum) may adjourn the Meeting with respect to that Fund. The Meeting may also be adjourned by the chairperson of the Meeting.

     Abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting and will have the dame effect as a vote "against" the Plan. It is not anticipated that the Acquired Funds will receive any broker non-votes.

How do I ensure my vote is accurately recorded?

     You may attend the Meeting and vote in person. You may also vote by completing and signing the attached proxy card and mailing it in the enclosed postage paid envelope. A proxy card is, in essence, a ballot. If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. You may also call toll-free to vote by telephone, or you may vote using the Internet. The insert accompanying this Proxy Statement describes how to vote using these methods.

Can I revoke my proxy?

     You may revoke your proxy at any time before it is voted by sending a written notice to the Trust for your Fund expressly revoking your proxy, by signing and forwarding to the Trust a later-dated proxy, or by attending the Meeting and voting in person. If your shares are held through a broker-dealer and you wish to vote your shares in person at the Meeting, you must obtain a "legal proxy" from your broker-dealer and present it to the Inspector of Elections at the Meeting.

What other matters will be voted upon at the Meeting?

     The Board of Trustees of each Trust does not intend to bring any matters before the Meeting other than that described in this proxy. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?

     Only shareholders of record of each Acquired Fund at the close of business on October 31, 2003 (the "Record Date") will be entitled to vote at the Meeting. As of the Record Date, there were [______] outstanding shares of the Core Equity Fund, [______] outstanding shares of the Devon Fund and [______] outstanding shares of the Growth and Income Fund.

What other solicitations will be made?

     This proxy solicitation is being made by the Board of Trustees of each Acquired Fund for use at the Meeting. The cost of this proxy solicitation will be shared as set forth above under "Information About the Transaction." In addition to solicitation by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts.

     In addition to solicitation services to be provided by D.F. King & Co., Inc. ("D.F. King"), as described below, proxies may be solicited by the Trustees, officers and employees of each Trust and the Acquiring Trust (none of whom will receive compensation therefor in addition to their regular salaries) and/or regular employees of the Manager or other service providers, or any of their affiliates. Arrangements will also be made with brokerage houses and other custodians, nominees and fiduciaries to forward solicitation materials to the beneficial owners of the Acquired Fund's shares, and such persons will be reimbursed for their expenses.

     The Acquired Fund has retained D.F. King at a fee estimated not to exceed $______, plus reimbursement of reasonable out-of-pocket expenses, to assist in the solicitation of proxies (which amount is included in the estimate of total expenses above). The Fund has also agreed to indemnify D.F. King against certain liabilities and expenses, including liabilities under the federal securities laws. D.F. King anticipates that approximately 50 of its employees may solicit proxies. D.F. King is located at 77 Water Street, New York, New York 10005.

                INFORMATION ABOUT THE DECATUR EQUITY INCOME FUND

         Information about the Decatur Equity Income Fund is included in the Decatur Equity Income Fund Prospectuses, which is attached to and considered a part of this Proxy Statement/Prospectus. Additional information about the Decatur Equity Income Fund is included in its Statement of Additional Information dated January 31, 2003 (as amended May 31, 2003) and the Statement of Additional Information dated November __, 2003 (relating to this Prospectus/Proxy Statement), each of which is incorporated by reference herein. You may request free copies of the Statements of Additional Information, which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the Acquiring Trust at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103-7094. It is anticipated that a new prospectus and statement of additional information for the Decatur Equity Income Fund will be available in late January, 2004 and will be delivered to shareholders of the Acquired Funds when available. These documents will supersede the current Decatur Equity Income Fund Prospectuses and statement of additional information, and will be incorporated by reference into this Joint Proxy Statement/Prospectus at that time.

     This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Decatur Equity Income Fund with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Decatur Equity Income Fund and the shares it offers. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

                     INFORMATION ABOUT THE CORE EQUITY FUND

         Information about the Core Equity Fund is included in its current Prospectus dated June 30, 2003 (as supplemented August 22, 2003), Annual Report to Shareholders for the fiscal year ended April 30 2003, Statement of Additional Information dated June 30, 2003 [(as supplemented ________ ___, 2003)], and the Statement of Additional Information dated November __, 2003 (relating to this Proxy Statement/Prospectus), each of which is incorporated by reference herein. You may request free copies of these documents, which have been filed with 'the SEC, by calling 1-800-523-1918 or by writing to the Trust at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103-7094.

                        INFORMATION ABOUT THE DEVON FUND

         Information about the Devon Fund is included in its current Prospectus dated December 31, 2002 (as supplemented July 10, 2003 and August 22, 2003), Annual Report to Shareholders for the fiscal year ended October 31, 2002, Semiannual Report to Shareholders for the fiscal period ended April 30, 2003, Statement of Additional Information dated December 31, 2002 (as amended May 1, 2003 [and as supplemented ________ ___, 2003]), and the Statement of Additional Information dated November __, 2003 (relating to this Proxy Statement/Prospectus), each of which is incorporated by reference herein. You may request free copies of these documents, which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the Trust at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103-7094.

                  INFORMATION ABOUT THE GROWTH AND INCOME FUND

         Information about the Growth and Income Fund is included in its current Prospectus dated January 31, 2003 (as supplemented May 1, 2003 and August 22,
2003), Annual Report to Shareholders for the fiscal year ended November 30, 2002, Semiannual Report to Shareholders for the fiscal period ended May 31, 2003, Statement of Additional Information dated January 31, 2003 (as amended
May 1, 2003 [and as supplemented ________ ___, 2003]), and the Statement of Additional Information dated November __, 2003 (relating to this Proxy Statement/Prospectus), each of which is incorporated by reference herein. You may request free copies of these documents, which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the Trust at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103-7094.

                           INFORMATION ABOUT EACH FUND

     Each Fund files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the 1934 Act and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, Room 1200, 450 Fifth Street, N.W., Washington, D.C. 20549-0102. Also, copies of such material can be obtained from the Public Reference Branch, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102, at prescribed rates or from the SEC's Internet site at http:\\www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

                           PRINCIPAL HOLDERS OF SHARES

     On the Record Date, the officers and Trustees of each Trust, as a group, [owned less than 1%] of the outstanding voting shares of each Acquired Fund.

     To the best knowledge of each Acquired Fund, as of the Record Date, no person, except as set forth in the table below, owned of record 5% or more of the outstanding shares of any class of that Acquired Fund. Each Acquired Fund has no knowledge of beneficial ownership.

                                [TO BE PROVIDED]

     On the Record Date, the officers and trustees of the Acquiring Trust, as a group, [owned less than 1%] of the outstanding shares of the Decatur Equity Income Fund.

     To the best knowledge of the Decatur Equity Income Fund, as of the Record Date, no person, except as set forth in the table below, owned of record 5% or more of the outstanding voting shares of each class of the Decatur Equity Income Fund. The Decatur Equity Income Fund has no knowledge of beneficial ownership.


                                [TO BE PROVIDED]

                                EXHIBIT TO JOINT
                           PROXY STATEMENT/PROSPECTUS

Exhibit

A Form of Agreement and Plan of Reorganization between each Trust (on behalf of each Acquired Fund) and the Acquiring Trust (on behalf of the Decatur Equity Income Fund).


                        OTHER DOCUMENTS INCLUDED WITH THE
                      JOINT PROXY STATEMENT AND PROSPECTUS

Exhibit

A Prospectus of the Decatur Equity Income Fund, dated January 31, 2003, as previously filed via EDGAR is incorporated into this filing by reference to Post-Effective Amendment No. 120 filed January 31, 2003.

B Annual Report to Shareholders of the Decatur Equity Income Fund for the fiscal year ended November 30, 2002 as previously filed via EDGAR on January 28, 2003 is incorporated herein by reference.

C Semiannual Report to Shareholders of the Decatur Equity Income Fund for the period ended May 31, 2003 as previously filed via EDGAR on July 30, 2003 is incorporated herein by reference.

                                                                       EXHIBIT A


                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION


                  This AGREEMENT AND PLAN OF REORGANIZATION ("Agreement"), made as of this ___ day of ________ 2004, by and between Delaware Group Equity Funds II (the "Acquiring Trust"), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Commerce Square, Philadelphia, Pennsylvania 19103, on behalf of its series, Delaware Decatur Equity Income Fund (the "Decatur Equity Income Fund"), and [Delaware Group _____________ Fund] (the "Trust"), a statutory trust created under the laws of the State of Delaware, with its principal place of business also at One Commerce Square, Philadelphia, Pennsylvania 19103, on behalf of its series [Delaware _____________ Fund] (the "Acquired Fund") .

                             PLAN OF REORGANIZATION

                  The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of: (i) the acquisition by the Acquiring Trust on behalf of the Decatur Equity Income Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for (a) shares of beneficial interest, no par value, of the Decatur Equity Income Fund - Class A ("Decatur Equity Income Fund Class A Shares"), (b) shares of beneficial interest, no par value, of the Decatur Equity Income Fund - Class B ("Decatur Equity Income Fund Class B Shares"), (c) shares of beneficial interest, no par value, of the Decatur Equity Income Fund - Class C ("Decatur Equity Income Fund Class C Shares"), (d) shares of beneficial interest, no par value, of the Decatur Equity Income Fund - Class R ("Decatur Equity Income Fund Class R Shares"), (e) shares of beneficial interest, no par value of the Decatur Equity Income Fund - Institutional Class ("Decatur Equity Income Fund Institutional Class Shares"), and (f) the assumption by the Acquiring Trust on behalf of the Decatur Equity Income Fund of all of the liabilities of the Acquired Fund; (ii) the distribution of (a) Decatur Equity Income Fund Class A shares to the shareholders of Acquired Fund - Class A Shares ("Acquired Fund Class A Shares"),
(b) Decatur Equity Income Fund Class B Shares to the shareholders of Acquired Fund - Class B Shares ("Acquired Fund Class B Shares"), (c) Decatur Equity Income Fund Class C Shares to the shareholders of Acquired Fund - Class C Shares ("Acquired Fund Class C Shares"), (d) Decatur Equity Income Fund Class R Shares to the shareholders of Acquired Fund - Class R Shares ("Acquired Fund Class R Shares"), and (e) Decatur Equity Income Fund Institutional Class Shares to the shareholders of Acquired Fund - Institutional Class Shares ("Acquired Fund Institutional Class Shares"), according to their respective interests in complete liquidation of the Acquired Fund; and (iii) the dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3, hereof, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.

                                    AGREEMENT

                  In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

         1. Sale and Transfer of Assets and Liabilities, Liquidation and Dissolution of the Acquired Fund

                  (a) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the Acquiring Trust herein contained, and in consideration of the delivery by the Acquiring Trust of the number of its shares of beneficial interest of the Decatur Equity Income Fund hereinafter provided, the Trust, on behalf of the Acquired Fund, agrees that it will sell, convey, transfer and deliver to the Acquiring Trust, on behalf of the Decatur Equity Income Fund, at the Closing provided for in Section 3, all of the liabilities, debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise ("Liabilities") and the then existing assets of the Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. ("NYSE")) ("Close of Business") on the valuation date (as defined in Section 3 hereof, hereinafter called the "Valuation Date"), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the Acquired Fund's costs and expenses of carrying out this Agreement (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of the Acquired Fund as liability reserves, (2) to discharge all of the Acquired Fund's Liabilities on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and excluding those liabilities and obligations that would otherwise be discharged at a later date in the ordinary course of business, and (3) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund (hereinafter "Net Assets"). The Trust, on behalf of the Acquired Fund, shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. The Trust agrees to use commercially reasonable efforts to identify all of the Acquired Fund's Liabilities prior to the Valuation Date and to discharge all such known Liabilities on or prior to the Valuation Date.

                  (b) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the Trust on behalf of the Acquired Fund herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the Acquiring Trust agrees at the Closing to assume the Liabilities, on behalf of the Decatur Equity Income Fund, and to deliver to the Trust on behalf of the Acquired Fund: (i) the number of Decatur Equity Income Fund Class A Shares, determined by dividing the net asset value per share of Acquired Fund Class A Shares as of the Close of Business on the Valuation Date by the net asset value per share of Decatur Equity Income Fund Class A Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of the Acquired Fund Class A Shares as of Close of Business on the Valuation Date; (ii) the number of Decatur Equity Income Fund Class B Shares, determined by dividing the net asset value per share of Acquired Fund Class B Shares as of Close of Business on the Valuation Date by the net asset value per share of Decatur Equity Income Fund Class B Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of Acquired Fund Class B Shares as of Close of Business on the Valuation Date; (iii) the number of Decatur Equity Income Fund Class C Shares, determined by dividing the net asset value per share of Acquired Fund Class C Shares as of Close of Business on the Valuation Date by the net asset value per share of Decatur Equity Income Fund Class C Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of Acquired Fund Class C Shares as of Close of Business on the Valuation Date; (iv) the number of Decatur Equity Income Fund Class R Shares, determined by dividing the net asset value per share of Acquired Fund Class R Shares as of Close of Business on the Valuation Date by the net asset value per share of Decatur Equity Income Fund Class R Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of Acquired Fund Class R Shares as of Close of Business on the Valuation Date; and (v) the number of Decatur Equity Income Fund Institutional Class Shares, determined by dividing the net asset value per share of Acquired Fund Institutional Class Shares as of Close of Business on the Valuation Date by the net asset value per share of Decatur Equity Income Fund Institutional Class Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of Acquired Fund Institutional Class Shares as of Close of Business on the Valuation Date. All such values shall be determined in the manner and as of the time set forth in
Section 2 hereof.

                  (c) As soon as practicable following the Closing, the Trust shall dissolve the Acquired Fund and distribute pro rata to the Acquired Fund's shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Decatur Equity Income Fund received by the Acquired Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Decatur Equity Income Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Acquired Fund as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of the Decatur Equity Income Fund shall be carried to the third decimal place. Unless requested, no certificates representing shares of beneficial interest of the Decatur Equity Income Fund will be issued to shareholders of the Acquired Fund Shares irrespective of whether such shareholders hold their shares in certificated form.

                  (d) At the Closing, each shareholder of record of the Trust shall be entitled to surrender the same to the transfer agent for the Acquiring Trust and request in exchange therefor a certificate or certificates representing the number of whole shares of beneficial interest of the class of Decatur Equity Income Fund shares into which the corresponding shares of beneficial interest of the Acquired Fund theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for fractional shares of beneficial interest of the Acquiring Trust shall not be issued, but such fractional shares shall continue to be carried by the Acquiring Trust in book entry form for the account of such shareholder. Until so surrendered, each outstanding certificate, which, prior to Closing, represented shares of beneficial interest of the Acquired Fund, shall be deemed for all Decatur Equity Income Fund purposes to evidence ownership of the number of shares of beneficial interest of the Decatur Equity Income Fund into which the shares of beneficial interest of the Acquired Fund (which prior to Closing were represented thereby) have been converted.

                  (e) At the Closing, each shareholder of record of the Acquired Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on such Distribution Record Date.

         2.       Valuation

                  (a) The value of the Acquired Fund's Net Assets to be acquired by the Decatur Equity Income Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund's currently effective prospectus and statement of additional information.

                  (b) The net asset value of a share of beneficial interest of the Decatur Equity Income Fund Class A Shares, Decatur Equity Income Fund Class B Shares, Decatur Equity Income Fund Class C Shares, Decatur Equity Income Fund Class R Shares and Decatur Equity Income Fund Institutional Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Decatur Equity Income Fund's currently effective prospectus and statement of additional information.

                  (c) The net asset value of a share of beneficial interest of the Acquired Fund Class A Shares, Acquired Fund Class B Shares, Acquired Fund Class C Shares, Acquired Fund Class R Shares and Acquired Fund Institutional Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Acquired Fund's currently effective prospectus and statement of additional information.

         3.       Closing and Valuation Date

                  The Valuation Date shall be [ ], 2004, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of the Acquiring Trust, One Commerce Square, Philadelphia, Pennsylvania 19103 at approximately 9:00 a.m. Eastern time on the first business day following the Valuation Date. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Acquiring Trust or Trust, accurate appraisal of the value of the net assets of the Acquired Fund or the Decatur Equity Income Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund and the Decatur Equity Income Fund is practicable in the judgment of the Acquiring Trust and Trust. The Trust shall have provided for delivery as of the Closing of those Net Assets of the Acquired Fund to be transferred to the Decatur Equity Income Fund's Custodian, [Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15258] [JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245]. Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund Shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief. The Acquiring Trust shall issue and deliver a certificate or certificates evidencing the shares of the Decatur Equity Income Fund to be delivered at the Closing to said transfer agent registered in such manner as the Trust may request, or provide evidence satisfactory to the Trust in such manner as the Trust may request that such shares of beneficial interest of the Decatur Equity Income Fund have been registered in an open account on the books of the Decatur Equity Income Fund.

         4.       Representations and Warranties by the Trust

                  The Trust represents and warrants to the Acquiring Trust that:

                  (a) The Trust is a statutory trust created under the laws of the State of Delaware on [ ], and is validly existing and in good standing under the laws of that State. The Trust, of which the Acquired Fund is a separate series, is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

                  (b) The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquired Fund, with no par value. Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable.

                  (c) The financial statements appearing in the Acquired Fund Annual Report to Shareholders for the fiscal year ended [ ], audited by Ernst & Young LLP, copies of which have been delivered to the Acquiring Trust, and any unaudited financial statements, copies of which may be furnished to the Acquiring Trust, fairly present the financial position of the Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

                  (d) The books and records of the Acquired Fund made available to the Acquiring Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund.

                  (e) The statement of assets and liabilities to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Decatur Equity Income Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

                  (f) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

                  (g) The Trust has the necessary power and authority to conduct its business and the business of the Acquired Fund as such businesses are now being conducted.

                  (h) The Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

                  (i) The Trust has full power and authority to enter into and perform its obligations under this Agreement, subject to approval of the Plan of Reorganization by the Acquired Fund's shareholders. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement have been validly authorized, executed and delivered by it, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles.

                  (j) Neither the Trust nor the Acquired Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of
Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").

                  (k) The Trust does not have any unamortized or unpaid organizational fees or expenses.

                  (l) The Trust has elected to treat the Acquired Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code, the Acquired Fund is a "fund" as defined in
Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

         5.       Representations and Warranties by the Acquiring Trust

                  The Acquiring Trust represents and warrants to the Trust that:

                  (a) The Acquiring Trust is a statutory trust created under the laws of the State of Delaware on [ ], and is validly existing and in good standing under the laws of that State. The Acquiring Trust, of which the Decatur Equity Income Fund is a separate series of shares, is duly registered under the 1940 Act as an open-end, management investment company, such registration is in full force and effect as of the date hereof or will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

                  (b) The Acquiring Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Decatur Equity Income Fund. Each outstanding share of the Decatur Equity Income Fund is fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable. The shares of beneficial interest of the Decatur Equity Income Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, freely transferable and have full voting rights.

                  (c) At the Closing, each class of shares of beneficial interest of the Decatur Equity Income Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

                  (d) The statement of assets and liabilities of the Decatur Equity Income Fund to be furnished by the Acquiring Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Decatur Equity Income Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the Decatur Equity Income Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

                  (e) At the Closing, the Acquiring Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

                  (f) The Acquiring Trust has the necessary power and authority to conduct its business and the business of the Decatur Equity Income Fund as such businesses are now being conducted.

                  (g) The Acquiring Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

                  (h) The Acquiring Trust has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been validly authorized, executed and delivered by it, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject to enforcement to the effect of bankruptcy, insolvency reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

                  (i) Neither the Acquiring Trust nor the Decatur Equity Income Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

                  (j) The books and records of the Decatur Equity Income Fund made available to the Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Decatur Equity Income Fund.

                  (k) The Acquiring Trust has elected to treat the Decatur Equity Income Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code, the Decatur Equity Income Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

         6.       Representations and Warranties by the Trust and the Acquiring
                  Trust


                  The Trust and the Acquiring Trust each represents and warrants to the other that:

                  (a) Except as discussed in its currently effective prospectus, there are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement. It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

                  (b) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

                  (c) It has duly and timely filed, on behalf of the Acquired Fund or the Decatur Equity Income Fund, as appropriate, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by such Acquired Fund or Decatur Equity Income Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by such Acquired Fund or Decatur Equity Income Fund. On behalf of the Acquired Fund or the Decatur Equity Income Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of the Acquired Fund or Decatur Equity Income Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the Acquired Fund or Decatur Equity Income Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year. No return filed by it, on behalf of the Acquired Fund or Decatur Equity Income Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Agreement, "Tax" or "Taxes" means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of the Acquired Fund or Decatur Equity Income Fund, as appropriate.

                  (d) All information provided to the Trust by the Acquiring Trust, and by the Trust to the Acquiring Trust, for inclusion in, or transmittal with, the Combined Proxy Statement and Prospectus with respect to this Agreement pursuant to which approval of the Acquired Fund shareholders will be sought, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

                  (e) Except in the case of the Trust with respect to the approval of the Acquired Fund's shareholders of the Agreement, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

         7.       Covenants of the Trust

                  (a) The Trust covenants to operate business of the Acquired Fund as presently conducted between the date hereof and the Closing.

                  (b) The Trust undertakes that the Acquired Fund will not acquire the shares of beneficial interest of the Decatur Equity Income Fund for the purpose of making distributions thereof other than to the Acquired Fund's shareholders.

                  (c) The Trust covenants that by the Closing, all of the Acquired Fund's federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

                  (d) The Trust will at the Closing provide the Acquiring Trust with:

                           (1) A statement of the respective tax basis of all
                  investments to be transferred by the Acquired Fund to the Decatur Equity Income Fund.

                           (2) A copy (which may be in electronic form) of the
                  shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder, for all of the shareholders of record of the Acquired Fund's shares as of the Close of Business on the Valuation Date, who are to become holders of the Decatur Equity Income Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

                  (e) The Board of Trustees of the Trust shall call and the Trust shall hold, a Special Meeting of the Acquired Fund's shareholders to consider and vote upon this Agreement (the "Special Meeting") and the Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. The Trust agrees to mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Agreement is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act, and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

                  (f) The Trust shall supply to the Acquiring Trust, at the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the requirements described in such Section.

         8.       Covenants of the Acquiring Trust

                  (a) The Acquiring Trust covenants that the shares of beneficial interest of the Decatur Equity Income Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Decatur Equity Income Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

                  (b) The Acquiring Trust covenants to operate the business of the Decatur Equity Income Fund as presently conducted between the date hereof and the Closing.

                  (c) The Acquiring Trust covenants that by the Closing, all of the Decatur Equity Income Fund's federal and other tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

                  (d) The Acquiring Trust shall supply to the Trust, at the Closing, the statement of assets and liabilities described in Section 5(d) of this Agreement in conformity with the requirements described in such Section.

                  (e) The Acquiring Trust will file with the United States Securities and Exchange Commission (the "Commission") a Registration Statement on Form N-14 under the 1933 Act ("Registration Statement"), relating to the shares of beneficial interest of the Decatur Equity Income Fund issuable hereunder, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Acquired Fund's shareholders' meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

         9. Conditions Precedent to be Fulfilled by the Trust and the Acquiring Trust


                  The obligations of the Trust and the Acquiring Trust to effectuate this Agreement and the Plan of Reorganization hereunder shall be subject to the following respective conditions:

                  (a) That (1) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date;
(2) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (3) the other party shall have delivered to such party a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

                  (b) That the other party shall have delivered to such party a copy of the resolutions approving this Agreement adopted by the other party's Board of Trustees, certified by the Secretary or equivalent officer.

                  (c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

                  (d) That this Agreement and the Plan of Reorganization and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

                  (e) That the Acquired Fund shall have declared a distribution or distributions prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(g) of the Code.

                  (f) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the U.S. Securities and Exchange Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Acquired Fund or the Decatur Equity Income Fund.

                  (g) That prior to or at the Closing, the Trust and the Acquiring Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP ("SRSY") to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Agreement and in accordance with customary representations provided by the Trust and the Acquiring Trust in certificates delivered to SRSY:

                           (1) The acquisition by the Decatur Equity Income Fund
                  of substantially all of the assets and the assumption of the liabilities of the Acquired Fund in exchange solely for the Decatur Equity Income Fund shares to be issued pursuant to
                  Section 1 hereof, followed by the distribution by the Acquired Fund to its shareholders of the Decatur Equity Income Fund shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Decatur Equity Income Fund and the Acquired Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

                           (2) No gain or loss will be recognized by the
                  Acquired Fund upon the transfer of substantially all of its assets to and the assumption of the liabilities by the Acquired Fund in exchange solely for the voting shares of the Decatur Equity Income Fund (to be issued in accordance with Section 1 hereof) under Section 361(a) and Section 357(a) of the Code;

                           (3) No gain or loss will be recognized by the Decatur
                  Equity Income Fund upon the receipt by it of substantially all of the assets and the assumption of the liabilities of the Acquired Fund in exchange solely for the voting shares of the Decatur Equity Income Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

                           (4) No gain or loss will be recognized by the
                  Acquired Fund upon the distribution of the Decatur Equity Income Fund shares to the Acquired Fund shareholders in accordance with Section 1 hereof in liquidation of the Acquired Fund under Section 361(c)(1) of the Code.

                           (5) The basis of the assets of the Acquired Fund
                  received by the Decatur Equity Income Fund will be the same as the basis of such assets to the Acquired Fund immediately prior to the exchange under Section 362(b) of the Code;

                           (6) The holding period of the assets of the Acquired
                  Fund received by the Decatur Equity Income Fund will include the period during which such assets were held by the Acquired Fund under Section 1223(2) of the Code;

                           (7) No gain or loss will be recognized by the
                  shareholders of the Acquired Fund upon the exchange of their shares in the Acquired Fund for the voting shares (including fractional shares to which they may be entitled) of the Decatur Equity Income Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

                           (8) The basis of the Decatur Equity Income Fund
                  shares received by the Acquired Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of the Acquired Fund exchanged therefor under
                  Section 358(a)(1) of the Code;

                           (9) The holding period of the Decatur Equity Income
                  Fund's shares received by the Acquired Fund's shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund's shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset on the date of the Reorganization under
                  Section 1223(l) of the Code; and

                           (10) The Decatur Equity Income Fund will succeed to
                  and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (the "Treasury Regulations")) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

                   (h) That the Acquiring Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

                           (1) The Trust was created as a statutory trust under
                  the laws of the State of Delaware on [ ], and is validly existing and in good standing under the laws of the State of Delaware;

                           (2) The Trust is authorized to issue an unlimited
                  number of shares of beneficial interest, without par value, of the Trust and of the Acquired Fund. Assuming that the initial shares of beneficial interest of the Acquired Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Acquired Fund were sold, issued and paid for in accordance with the terms of the Acquired Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable;

                           (3) The Trust is an open-end, investment company of
                  the management type registered as such under the 1940 Act;

                           (4) Except as disclosed in the Acquired Fund's
                  currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust or the Acquired Fund;

                           (5) To such counsel's knowledge, no consent,
                  approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

                           (6) Neither the execution, delivery nor performance
                  of this Agreement by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound; and

                           (7) This Agreement has been validly authorized,
                  executed and delivered by the Trust and represents the legal, valid and binding obligation of the Trust and is enforceable against the Trust in accordance with its terms.

                  In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

                  (i) That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Acquiring Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

                           (1) The Acquiring Trust was created as a statutory
                  trust under the laws of the State of Delaware on [ ], and is validly existing and in good standing under the laws of the State of Delaware;

                           (2) The Acquiring Trust is authorized to issue an
                  unlimited number of shares of beneficial interest, without par value. Assuming that the initial shares of beneficial interest of the Decatur Equity Income Fund were issued in accordance with the 1940 Act and the Acquiring Trust's Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Decatur Equity Income Fund were sold, issued and paid for in accordance with the terms of the Decatur Equity Income Fund's prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable;

                           (3) The Acquiring Trust is an open-end investment
                  company of the management type registered as such under the 1940 Act;

                           (4) Except as disclosed in the Decatur Equity Income
                  Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Acquiring Trust, the unfavorable outcome of which would materially and adversely affect the Acquiring Trust or the Decatur Equity Income Fund;

                           (5) The shares of beneficial interest of the Decatur
                  Equity Income Fund to be issued pursuant to the terms of
                  Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Agreement, will have been validly issued and fully paid and will be non-assessable by the Acquiring Trust or the Decatur Equity Income Fund, and to such counsel's knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof;

                           (6) To such counsel's knowledge, no consent,
                  approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Acquiring Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws);

                           (7) Neither the execution, delivery nor performance
                  of this Agreement by the Acquiring Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Acquiring Trust is a party or by which the Acquiring Trust is otherwise bound; and

                           (8) This Agreement has been validly authorized,
                  executed and delivered by the Acquiring Trust and represents the legal, valid and binding obligation of the Acquiring Trust and is enforceable against the Acquiring Trust in accordance with its terms.

                  In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Acquiring Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Acquiring Trust.

                  (j) That the Acquiring Trust's Registration Statement with respect to the shares of beneficial interest of the Decatur Equity Income Fund to be delivered to the Acquired Fund's shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

                  (k) That the shares of beneficial interest of the Decatur Equity Income Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Acquiring Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

                  (l) That at the Closing, the Trust, on behalf of the Acquired Fund, transfers to the Decatur Equity Income Fund aggregate Net Assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Acquired Fund at the Close of Business on the Valuation Date.

         10.      Fees and Expenses; Other Agreements

                  (a) The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne [one-third by the Acquired Fund, one-third by Decatur Equity Income Fund, and one-third by Delaware Management Company, a series of Delaware Management Business Trust and investment manager of Decatur Equity Income Fund and the Acquired Fund.]/ [one-third by the Acquired Fund, up to $25,000 by Decatur Equity Income Fund, and the remainder by Delaware Management Company, a series of Delaware Management Business Trust and investment manager of Decatur Equity Income Fund and the Acquired Fund.]

                  (b) Any other provision of this Agreement to the contrary notwithstanding, any liability of the Trust under this Agreement with respect to any series of the Trust, or in connection with the transactions contemplated herein with respect to any series of the Trust, shall be discharged only out of the assets of that series of the Trust, and no other series of the Trust shall be liable with respect thereto.

                  (c) Any other provision of this Agreement to the contrary notwithstanding, any liability of the Acquiring Trust under this Agreement with respect to any series of the Acquiring Trust, or in connection with the transactions contemplated herein with respect to any series of the Acquiring Trust, shall be discharged only out of the assets of that series of the Acquiring Trust, and no other series of the Acquiring Trust shall be liable with respect thereto.

         11.      Termination; Waiver; Order

                  (a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Plan of Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing as follows:

                           (1) by mutual consent of the Trust and the Acquiring
Trust;

                           (2) by the Acquiring Trust if any condition precedent
                  to its obligations set forth in Section 9 has not been fulfilled or waived by the Acquiring Trust; or

                           (3) by the Trust if any condition precedent to its
                  obligations set forth in Section 9 has not been fulfilled or waived by the Trust.

                  (b) If the transactions contemplated by this Agreement have not been consummated by December 31, 2004, this Agreement shall automatically terminate on that date, unless a later date is agreed to by both the Trust and the Acquiring Trust.

                  (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either the Trust or the Acquiring Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

                  (d) At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either the Trust or the Acquiring Trust, respectively (whichever is entitled to the benefit thereof).

                  (e) The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan of Reorganization, and neither the Trust nor the Acquiring Trust, nor any of their officers, directors, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, director, trustee, agent or shareholder of the Trust or the Acquiring Trust against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

                  (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust or the Board of Trustees of the Acquiring Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law or by mutual consent of the parties.

         12.      Liability of the Acquiring Trust and the Trust

                  (a) Each party acknowledges and agrees that all obligations of the Acquiring Trust under this Agreement are binding only with respect to the Decatur Equity Income Fund; that any liability of the Acquiring Trust under this Agreement with respect to the Decatur Equity Income Fund, or in connection with the transactions contemplated herein with respect to Decatur Equity Income Fund, shall be discharged only out of the assets of the Decatur Equity Income Fund; that no other series of the Acquiring Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the Trust nor the Acquired Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Acquiring Trust, the directors, officers, employees or agents of the Acquiring Trust, or any of them.

                  (b) Each party acknowledges and agrees that all obligations of the Trust under this Agreement are binding only with respect to the Acquired Fund; that any liability of the Trust under this Agreement with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; that no other series of the Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the Acquiring Trust nor the Decatur Equity Income Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Trust, the trustees, officers, employees or agents of the Trust, or any of them.

         13.      Final Tax Returns and Forms 1099 of the Acquired Fund

                  (a) After the Closing, the Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Trust with respect to the Acquired Fund's final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

                  (b) Notwithstanding the provisions of Section 1 hereof, any expenses incurred by the Trust or the Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Acquired Fund to the extent such expenses have been or should have been accrued by the Acquired Fund in the ordinary course without regard to the Plan of Reorganization contemplated by this Agreement; any excess expenses shall be borne by Delaware Management Company, a series of Delaware Management Business Trust at the time such Tax returns and Forms 1099 are prepared.

         14.      Cooperation and Exchange of Information

                  The Acquiring Trust and the Trust will provide each other and their respective representatives with such cooperation and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes. Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters of the Acquired Fund and Decatur Equity Income Fund for its taxable period first ending after the Closing and for all prior taxable periods.

         15.      Entire Agreement and Amendments

                  This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

         16.      Counterparts

                  This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

         17.      Notices

                  Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the Trust or the Acquiring Trust at One Commerce Square, Philadelphia, PA 19103,
Attention: Secretary.

         18.      Governing Law

                  This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware.

         19.      Effect of Facsimile Signature
                  A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

                  IN WITNESS WHEREOF, the Trust and the Acquiring Trust have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

                             Trust, on behalf of the
                             Acquired Fund



                             By:
                                -----------------------------------------------
                             Title:
                                   --------------------------------------------

                             Acquiring Trust, on behalf of the Decatur Equity Income Fund




                             By:
                                -----------------------------------------------
                             Title:
                                   --------------------------------------------

DELAWARE CORE EQUITY FUND
SPECIAL SHAREHOLDER MEETING - FEBRUARY 19, 2004

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby appoints Jude T. Driscoll and Richelle S. Maestro, or any of them, each with the right of substitution, proxies of the undersigned at the Special Meeting of Shareholders of the fund named above (the "Fund"), a series of the Trust (as defined in the proxy statement) to be held at the offices of Delaware Investments located at 2001 Market Street, 2nd Floor
Auditorium, Philadelphia, Pennsylvania 19103, on Thursday, February 19, 2004 at 11:00 a.m., or at any postponement or adjournments thereof, with all the powers which the undersigned would possess if personally present, and instructs them to vote upon any matters which may properly be acted upon at this meeting and specifically as indicated on the reverse side of this form. Please refer to the proxy statement for a discussion of these matters.

BY SIGNING AND DATING THIS CARD, YOU AUTHORIZE THE PROXIES TO VOTE THE PROPOSAL AS MARKED, OR IF NOT MARKED, TO VOTE "FOR" THE
PROPOSAL, AND TO USE THEIR DISCRETION TO VOTE ANY OTHER MATTER THAT MAY PROPERLY COME BEFORE THE MEETING, OR AT ANY POSTPONEMENT OR
ADJOURNMENT THEREOF. PLEASE COMPLETE AND MAIL THIS CARD AT ONCE IN THE ENCLOSED POSTAGE-PAID ENVELOPE.


Please vote by checking |X| the appropriate box below.

1.      To  approve  or   disapprove   an  Agreement  and  Plan  of       FOR            AGAINST          ABSTAIN
        Reorganization  between  the Trust,  on behalf of the Fund,       [ ]              [ ]              [ ]
        and  Voyageur  Mutual  Funds  III,  on behalf  of  Delaware
        Decatur  Equity  Income Fund (the  "Decatur  Equity  Income
        Fund"),   that  provides  for:  (i)  the   acquisition   of
        substantially   all  of   the   assets,   subject   to  the
        liabilities,  of the Fund in  exchange  for  shares  of the
        Decatur  Equity Income Fund;  and (ii) the  dissolution  of the Fund.



                                        THIS PROXY CARD IS ONLY VALID WHEN SIGNED AND DATED. TO SECURE THE LARGEST POSSIBLE
                                        REPRESENTATION AND AVOID THE ADDITIONAL EXPENSE TO THE FUND OF FURTHER SOLICITATION, PLEASE
                                        DATE AND SIGN NAME OR NAMES BELOW AS PRINTED ON THIS CARD TO AUTHORIZE THE VOTING OF YOUR
                                        SHARES AS INDICATED. WHERE SHARES ARE REGISTERED WITH JOINT OWNERS, ALL JOINT OWNERS SHOULD
                                        SIGN. PERSONS SIGNING AS EXECUTOR, ADMINISTRATOR, TRUSTEE OR OTHER REPRESENTATIVE SHOULD
                                        GIVE FULL TITLE AS SUCH.

                                        Date  ____________________________, 2004

                                        ------------------------------------------------------------------------------

                                        ------------------------------------------------------------------------------
                                        Signature(s) (Joint Owners) (PLEASE SIGN WITHIN BOX)

DELAWARE DEVON FUND
SPECIAL SHAREHOLDER MEETING - FEBRUARY 19, 2004

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby appoints Jude T. Driscoll and Richelle S. Maestro, or any of them, each with the right of substitution, proxies of the undersigned at the Special Meeting of Shareholders of the fund named above (the "Fund"), a series of the Trust (as defined in the proxy statement) to be held at the offices of Delaware Investments located at 2001 Market Street, 2nd Floor
Auditorium, Philadelphia, Pennsylvania 19103, on Thursday, February 19, 2004 at 11:00 a.m., or at any postponement or adjournments thereof, with all the powers which the undersigned would possess if personally present, and instructs them to vote upon any matters which may properly be acted upon at this meeting and specifically as indicated on the reverse side of this form. Please refer to the proxy statement for a discussion of these matters.

BY SIGNING AND DATING THIS CARD, YOU AUTHORIZE THE PROXIES TO VOTE THE PROPOSAL AS MARKED, OR IF NOT MARKED, TO VOTE "FOR" THE
PROPOSAL, AND TO USE THEIR DISCRETION TO VOTE ANY OTHER MATTER THAT MAY PROPERLY COME BEFORE THE MEETING, OR AT ANY POSTPONEMENT OR
ADJOURNMENT THEREOF. PLEASE COMPLETE AND MAIL THIS CARD AT ONCE IN THE ENCLOSED POSTAGE-PAID ENVELOPE.


Please vote by checking |X| the appropriate box below.

1.      To  approve  or   disapprove   an  Agreement  and  Plan  of       FOR            AGAINST          ABSTAIN
        Reorganization  between  the Trust,  on behalf of the Fund,       [ ]              [ ]              [ ]
        and  Delaware  Group  Equity Funds I, on behalf of Delaware
        Decatur  Equity  Income Fund (the  "Decatur  Equity  Income
        Fund"),   that  provides  for:  (i)  the   acquisition   of
        substantially   all  of   the   assets,   subject   to  the
        liabilities,  of the Fund in  exchange  for  shares  of the
        Decatur  Equity Income Fund;  and (ii) the  dissolution  of the Fund.



                                        THIS PROXY CARD IS ONLY VALID WHEN SIGNED AND DATED. TO SECURE THE LARGEST POSSIBLE
                                        REPRESENTATION AND AVOID THE ADDITIONAL EXPENSE TO THE FUND OF FURTHER SOLICITATION, PLEASE
                                        DATE AND SIGN NAME OR NAMES BELOW AS PRINTED ON THIS CARD TO AUTHORIZE THE VOTING OF YOUR
                                        SHARES AS INDICATED. WHERE SHARES ARE REGISTERED WITH JOINT OWNERS, ALL JOINT OWNERS SHOULD
                                        SIGN. PERSONS SIGNING AS EXECUTOR, ADMINISTRATOR, TRUSTEE OR OTHER REPRESENTATIVE SHOULD
                                        GIVE FULL TITLE AS SUCH.

                                        Date _____________________________, 2004

                                        ------------------------------------------------------------------------------

                                        ------------------------------------------------------------------------------
                                        Signature(s) (Joint Owners) (PLEASE SIGN WITHIN BOX)

DELAWARE GROWTH AND INCOME FUND
SPECIAL SHAREHOLDER MEETING - FEBRUARY 19, 2004

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

The undersigned hereby appoints Jude T. Driscoll and Richelle S. Maestro, or any of them, each with the right of substitution, proxies of the undersigned at the Special Meeting of Shareholders of the fund named above (the "Fund"), a series of the Trust (as defined in the proxy statement) to be held at the offices of Delaware Investments located at 2001 Market Street, 2nd Floor
Auditorium, Philadelphia, Pennsylvania 19103, on Thursday, February 19, 2004 at 11:00 a.m., or at any postponement or adjournments thereof, with all the powers which the undersigned would possess if personally present, and instructs them to vote upon any matters which may properly be acted upon at this meeting and specifically as indicated on the reverse side of this form. Please refer to the proxy statement for a discussion of these matters.

BY SIGNING AND DATING THIS CARD, YOU AUTHORIZE THE PROXIES TO VOTE THE PROPOSAL AS MARKED, OR IF NOT MARKED, TO VOTE "FOR" THE
PROPOSAL, AND TO USE THEIR DISCRETION TO VOTE ANY OTHER MATTER THAT MAY PROPERLY COME BEFORE THE MEETING, OR AT ANY POSTPONEMENT OR
ADJOURNMENT THEREOF. PLEASE COMPLETE AND MAIL THIS CARD AT ONCE IN THE ENCLOSED POSTAGE-PAID ENVELOPE.


Please vote by checking |X| the appropriate box below.

1.      To  approve  or   disapprove   an  Agreement  and  Plan  of       FOR            AGAINST          ABSTAIN
        Reorganization  between  the Trust,  on behalf of the Fund,       [ ]              [ ]              [ ]
        and  Delaware  Group Equity Funds II, on behalf of Delaware
        Decatur  Equity  Income Fund (the  "Decatur  Equity  Income
        Fund"),   that  provides  for:  (i)  the   acquisition   of
        substantially   all  of   the   assets,   subject   to  the
        liabilities,  of the Fund in  exchange  for  shares  of the
        Decatur  Equity Income Fund;  and (ii) the  dissolution  of the Fund.



                                        THIS PROXY CARD IS ONLY VALID WHEN SIGNED AND DATED. TO SECURE THE LARGEST POSSIBLE
                                        REPRESENTATION AND AVOID THE ADDITIONAL EXPENSE TO THE FUND OF FURTHER SOLICITATION, PLEASE
                                        DATE AND SIGN NAME OR NAMES BELOW AS PRINTED ON THIS CARD TO AUTHORIZE THE VOTING OF YOUR
                                        SHARES AS INDICATED. WHERE SHARES ARE REGISTERED WITH JOINT OWNERS, ALL JOINT OWNERS SHOULD
                                        SIGN. PERSONS SIGNING AS EXECUTOR, ADMINISTRATOR, TRUSTEE OR OTHER REPRESENTATIVE SHOULD
                                        GIVE FULL TITLE AS SUCH.

                                        Date _____________________________, 2004

                                        ------------------------------------------------------------------------------

                                        ------------------------------------------------------------------------------
                                        Signature(s) (Joint Owners) (PLEASE SIGN WITHIN BOX)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                         DELAWARE GROUP EQUITY FUNDS II
                            Dated November 15, 2003



                        Acquisition of the Assets of the

                            DELAWARE CORE EQUITY FUND
                     (a series of Voyageur Mutual Funds III)

                               DELAWARE DEVON FUND
                   (a series of Delaware Group Equity Funds I)

                                       and

                         DELAWARE GROWTH AND INCOME FUND
                  (a series of Delaware Group Equity Funds II)


         This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets, subject to the liabilities, of the Delaware Core Equity Fund, Delaware Devon Fund and Delaware Growth and Income Fund (together, the "Acquired Funds") in exchange for shares of the Delaware Decatur Equity Income Fund (the "Decatur Equity Income Fund") and assumption by the Decatur Equity Income Fund of the liabilities of each Acquired Fund.

         This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be part of this
SAI:

      1. Statement of Additional Information of Delaware Decatur Equity Income Fund, dated January 31, 2003 (as amended May 31, 2003) as previously filed via EDGAR is incorporated herein by reference to Post-Effective Amendment No. 121 filed April 30, 2003 and will be mailed to any Shareholder who requests this SAI.

      2. Annual Report of the Delaware Core Equity Fund for the fiscal year ended April 30, 2003 as previously filed via EDGAR is incorporated herein by reference to the N-30D filed June 27, 2003 and will be mailed to any Shareholder who requests this Annual Report.

      3. Annual Report of the Delaware Devon Fund for the fiscal year ended October 31, 2002 as previously filed via EDGAR is incorporated herein by reference to the N-30D filed June 23, 2003 and will be mailed to any Shareholder who requests this Annual Report.

      4. Semiannual Report of the Delaware Devon Fund for the period ended April 30, 2003 as previously filed via EDGAR is incorporated herein by reference to the N-CSR filed July 10, 2003 and will be mailed to any Shareholder who requests this Semiannual Report.

      5. Annual Report of the Delaware Growth and Income Fund for the fiscal period ended November 30, 2002 as previously filed via EDGAR is incorporated herein by reference to the N-30D filed January 17, 2003 and will be mailed to any Shareholder who requests this Annual Report.

      6. Semiannual Report of the Delaware Growth and Income Fund for the period ended May 31, 2003 as previously filed via EDGAR is incorporated herein by reference to the N-CSR filed August 4, 2003 and will be mailed to any Shareholder who requests this Semiannual Report.

      7. Pro Forma Financial Statements for the Reorganization of Delaware Devon Fund into Delaware Decatur Equity Income Fund.

      8. Pro Forma Financial Statements for the Reorganization of Delaware Growth and Income Fund into Delaware Decatur Equity Income Fund.

      9. Pro Forma Financial Statements for the Reorganization of Delaware Core Equity Fund, Delaware Devon Fund and Delaware Growth and Income Fund into Delaware Decatur Equity Income Fund.

     This SAI is not a prospectus; you should read this SAI in conjunction with the Joint Proxy Statement/Prospectus dated November __, 2003, relating to the above-referenced transaction. You can request a copy of the Joint Proxy Statement/Prospectus by calling 1-800-523-1918 or by writing to the Delaware Decatur Equity Income Fund at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103-7094.


     Pro Forma Financial Statements for the Reorganization of Delaware Core
              Equity Fund into Delaware Decatur Equity Income Fund

     The Delaware Core Equity Fund is not required to provide pro forma financial statements because the net assets of the Delaware Core Equity Fund did not exceed 10% of the Delaware Decatur Equity Income Fund's net assets (as of September 30, 2003).

                          Pro Forma Financial Statements for the Reorganization of Delaware Devon Fund into
                                                 Delaware Decatur Equity Income Fund

Delaware Decatur Equity Income Fund
Pro Forma Portfolio of Investments(C)
As of May 31, 2003
(Unaudited)
                                                                                                             Delaware Decatur
                                                      Delaware Decatur                                      Equity Income Fund
                                 % of Net          Equity Income Fund            Delaware Devon Fund       Pro Forma Combined
                                  Assets       Shares/Par    Market Value   Shares/Par  Market Value    Shares/Par   Market Value
                                 --------      --------------------------   ------------------------    -------------------------
Common Stock                       98.82%
Aerospace & Defense                 1.73%
Boeing                                          222,200      $  6,814,874     36,400    $ 1,116,388     258,600      $  7,931,262
Honeywell International                         351,500         9,209,300     30,900        809,580     382,400        10,018,880
United Technologies                                  -                 -      12,800        873,600      12,800           873,600
                                                             ------------               -----------                  ------------
                                                               16,024,174                 2,799,568                    18,823,742
                                                             ------------               -----------                  ------------
Automobiles & Automotive Parts      0.99%
General Motors                                  273,500         9,662,755     30,100      1,063,433     303,600        10,726,188
                                                             ------------               -----------                  ------------
                                                                9,662,755                 1,063,433                    10,726,188
                                                             ------------               -----------                  ------------
Banking & Finance                  18.90%
Bank of America                                 275,082        20,411,084     14,445      1,071,819     289,527        21,482,903
Bank of New York                                616,600        17,850,570     46,300      1,340,385     662,900        19,190,955
Charter One Financial                                -                -       33,800      1,029,548      33,800         1,029,548
Citigroup                                       407,400        16,711,548     68,512      2,810,362     475,912        19,521,910
Comerica                                        274,600        12,705,742     23,600      1,091,972     298,200        13,797,714(B)
FleetBoston Financial                           495,700        14,657,849         -              -      495,700        14,657,849
Freddie Mac                                          -                -       27,900      1,668,699      27,900         1,668,699
Goldman Sachs Group                             183,800        14,979,700     17,000      1,385,500     200,800        16,365,200
J.P. Morgan Chase                               613,890        20,172,425     34,590      1,136,627     648,480        21,309,052
KeyCorp                                         358,000         9,451,200         -              -      358,000         9,451,200
MBNA                                            626,000        12,551,300     79,100      1,585,955     705,100        14,137,255
Mellon Financial                                615,000        16,709,550     49,800      1,353,066     664,800        18,062,616
Morgan Stanley                                  254,400        11,638,800         -              -      254,400        11,638,800
U.S. Bancorp                                    864,100        20,479,171     77,000      1,824,900     941,100        22,304,071
Wells Fargo                                          -                 -      21,100      1,019,130      21,100         1,019,130
                                                             ------------               -----------                  ------------
                                                              188,318,939                17,317,963                   205,636,902
                                                             ------------               -----------                  ------------

Delaware Decatur Equity Income Fund
Pro Forma Portfolio of Investments(C)
As of May 31, 2003
(Unaudited)

                                                                                                               Delaware Decatur
                                                        Delaware Decatur                                      Equity Income Fund
                                    % of Net          Equity Income Fund            Delaware Devon Fund       Pro Forma Combined
                                     Assets       Shares/Par    Market Value   Shares/Par  Market Value    Shares/Par   Market Value
                                    --------      --------------------------   ------------------------    -------------------------
Buildings & Materials                   0.09%
Fluor                                                     -               -        28,100       997,269        28,100     997,269
                                                                  ----------                 ----------                ----------
                                                                          -                     997,269                   997,269
                                                                  ----------                 ----------                ----------
Cable, Media & Publishing               1.34%
Comcast - Special Class A                                 -               -        26,400       760,848        26,400     760,848(A)
Gannett                                               94,400       7,457,600           -              -        94,400   7,457,600

Knight-Ridder                                         68,900       4,853,316           -              -        68,900   4,853,316(B)

Viacom Class B                                            -               -        33,963     1,545,996        33,963   1,545,996(A)
                                                                  ----------                 ----------                ----------
                                                                  12,310,916                  2,306,844                14,617,760
                                                                  ----------                 ----------                ----------
Chemicals                               3.06%
Air Products & Chemicals                             161,200       7,026,708           -              -       161,200   7,026,708
Dow Chemical                                         468,000      14,882,400           -              -       468,000  14,882,400
duPont (E.I.) de Nemours                             222,400       9,371,936       28,500     1,200,990       250,900  10,572,926
Ecolab                                                    -               -        14,200       763,250        14,200     763,250
                                                                  ----------                 ----------                ----------
                                                                  31,281,044                  1,964,240                33,245,284
                                                                  ----------                 ----------                ----------
Computers & Technology                  7.10%
Cisco Systems                                        788,500      12,836,780      103,400     1,683,352       891,900  14,520,132(A)
Dell Computer                                             -               -        39,700     1,242,213        39,700   1,242,213(A)
First Data                                           175,900       7,285,778       31,700     1,313,014       207,600   8,598,792
International Business Machines                      119,900      10,555,996       17,700     1,558,308       137,600  12,114,304
Microsoft                                            532,700      13,109,747      134,400     3,307,584       667,100  16,417,331
Oracle                                             1,111,800      14,464,518      133,600     1,738,136     1,245,400  16,202,654(A)
Pitney Bowes                                         211,900       8,139,079           -             -        211,900   8,139,079
                                                                  ----------                 ----------                ----------
                                                                  66,391,898                 10,842,607                77,234,505
                                                                  ----------                 ----------                ----------

Delaware Decatur Equity Income Fund
Pro Forma Portfolio of Investments(C)
As of May 31, 2003
(Unaudited)

                                                                                                            Delaware Decatur
                                                     Delaware Decatur                                      Equity Income Fund
                                 % of Net          Equity Income Fund            Delaware Devon Fund       Pro Forma Combined
                                  Assets       Shares/Par    Market Value   Shares/Par  Market Value    Shares/Par   Market Value
                                 --------      --------------------------   ------------------------    -------------------------
Consumer Products                    5.50%
3M                                                 58,400       7,385,848        8,200     1,037,054        66,600   8,422,902
Gillette                                          346,600      11,649,226           -             -        346,600  11,649,226
Kimberly-Clark                                    375,800      19,515,294       25,500     1,324,215       401,300  20,839,509
Newell Rubbermaid                                 631,500      17,997,750           -             -        631,500  17,997,750
Procter & Gamble                                       -              -          9,630       884,227         9,630     884,227
                                                               ----------                 ----------                ----------
                                                               56,548,118                  3,245,496                59,793,614
                                                               ----------                 ----------                ----------
Electronics & Electrical Equipment    6.13%
Eaton                                             101,300       8,502,109            -            -        101,300   8,502,109
Emerson Electric                                  183,200       9,581,360       36,500     1,908,950       219,700  11,490,310
General Electric                                  455,300      13,067,110       98,814     2,835,962       554,114  15,903,072
Intel                                             765,100      15,944,684      107,500     2,240,300       872,600  18,184,984
Raytheon                                          305,700       9,794,628           -             -        305,700   9,794,628
Teradyne                                               -               -        79,800     1,368,570        79,800   1,368,570(A)(B)
Texas Instruments                                      -               -        69,200     1,418,600        69,200   1,418,600
                                                               ----------                 ----------                ----------
                                                               56,889,891                  9,772,382                66,662,273
                                                               ----------                 ----------                ----------
Energy                               8.59%
ChevronTexaco                                     354,900      25,176,606       20,800     1,475,552       375,700  28,652,158
Exxon Mobil                                       534,326      19,449,466       61,500     2,238,600       595,826  21,688,066
Kerr-McGee                                        348,700      16,591,146       22,000     1,046,760       370,700  17,637,906
Noble                                                  -              -         22,000       784,520        22,000     784,520(A)
Occidental Petroleum                              458,200      15,459,668           -             -        458,200  15,459,668
Royal Dutch Petroleum ADR                         217,300       9,898,015           -             -        217,300   9,898,015(B)
Tidewater                                              -              -         16,000       528,320        16,000     528,320
Valero Energy                                          -              -         22,600       847,500        22,600     847,500
                                                               ----------                 ----------                ----------
                                                               86,574,901                  6,921,252                93,496,153
                                                               ----------                 ----------                ----------

Delaware Decatur Equity Income Fund
Pro Forma Portfolio of Investments(C)
As of May 31, 2003
(Unaudited)

                                                                                                            Delaware Decatur
                                                     Delaware Decatur                                      Equity Income Fund
                                 % of Net          Equity Income Fund            Delaware Devon Fund       Pro Forma Combined
                                  Assets       Shares/Par    Market Value   Shares/Par  Market Value    Shares/Par   Market Value
                                 --------      --------------------------   ------------------------    -------------------------
Food, Beverage & Tobacco             6.59%
Anheuser-Busch                                    195,200      10,273,376       27,700     1,457,851       222,900     11,731,227
Coca Cola                                         159,400       7,263,858       24,400     1,111,908       183,800      8,375,766
General Mills                                     274,400      12,836,432            -            -        274,400     12,836,432
Kellogg Company                                   341,000      12,003,200       23,800       837,760       364,800     12,840,960
Kraft Foods Class A                               219,500       7,111,800            -            -        219,500      7,111,800
PepsiCo                                           172,600       7,628,920       23,700     1,047,540       196,300      8,676,460
Sysco                                             302,600       9,362,444       25,900       801,346       328,500     10,163,790
                                                               ----------                 ----------                   ----------
                                                               66,480,030                  5,256,405                   71,736,435
                                                               ----------                 ----------                   ----------
Healthcare & Pharmaceuticals         8.80%
Abbott Laboratories                               344,200      15,334,110       32,700     1,456,785       376,900     16,790,895
Amgen                                                   -              -        25,000     1,617,750        25,000      1,617,750(A)
Baxter International                              595,800      15,097,572            -            -        595,800     15,097,572
Biomet                                                 -               -        36,800     1,012,000        36,800      1,012,000
Bristol-Myers Squibb                              578,000      14,796,800            -            -        578,000     14,796,800
HCA                                                    -               -        33,800     1,115,400        33,800      1,115,400
Johnson & Johnson                                      -               -        38,900     2,114,215        38,900      2,114,215
Medtronic                                              -               -        22,224     1,082,976        22,224      1,082,976
Pfizer                                            485,800      15,069,516      140,365     4,354,122       626,165     19,423,638
Wyeth                                             456,300      20,008,755       60,200     2,639,770       516,500     22,648,525
                                                               ----------                 ----------                   ----------
                                                               80,306,753                 15,393,018                   95,699,771
                                                               ----------                 ----------                   ----------
Industrial Machinery                 0.88%
Caterpillar                                       183,500       9,569,525            -             -       183,500      9,569,525
                                                               ----------                 ----------                   ----------
                                                                9,569,525                          -                    9,569,525
                                                                 ----------                 ----------                   ----------

Delaware Decatur Equity Income Fund
Pro Forma Portfolio of Investments(C)
As of May 31, 2003
(Unaudited)

                                                                                                               Delaware Decatur
                                                        Delaware Decatur                                      Equity Income Fund
                                    % of Net          Equity Income Fund            Delaware Devon Fund       Pro Forma Combined
                                     Assets       Shares/Par    Market Value   Shares/Par  Market Value    Shares/Par   Market Value
                                    --------      ---------------------------  ------------------------    -------------------------
Insurance                               9.70%
Allstate                                             392,900       14,140,471           -            -        392,900  14,140,471
American International Group                              -              -         28,937     1,674,874        28,937   1,674,874
Chubb                                                236,300       15,130,289      14,100       902,823       250,400  16,033,112
John Hancock Financial Services                      526,700       15,932,675           -       -             526,700  15,932,675
Marsh & McLennan                                     398,400       19,971,792           -       -             398,400  19,971,792(B)
MBIA                                                 163,800        8,198,190           -       -             163,800   8,198,190(B)
MGIC Investment                                      212,200       11,463,044      16,900       912,938       229,100  12,375,982
XL Capital Ltd. Class A                              197,900       17,227,195           -             -       197,900  17,227,195
                                                                  -----------                ----------               -----------
                                                                  102,063,656                 3,490,635               105,554,291
                                                                  -----------                ----------               -----------
Leisure, Lodging & Entertainment        3.10%
Darden Restaurants                                   387,600        7,678,356           -             -       387,600   7,678,356
MGM Grand                                            259,000        7,316,750      18,700       528,275       277,700   7,845,025(A)
Starwood Hotels & Resorts Worldwide                  289,600        8,392,608      42,200     1,222,956       331,800   9,615,564
Walt Disney                                               -               -        91,500     1,797,975        91,500   1,797,975(B)
Westwood One                                         201,600        6,826,176           -             -       201,600   6,826,176(A)
                                                                  -----------                ----------                ----------
                                                                   30,213,890                 3,549,206                33,763,096
                                                                  -----------                ----------                ----------
Metals & Mining                         0.92%
Alcoa                                                320,200        7,880,122      42,400     1,043,464       362,600   8,923,586
Consol Energy                                             -               -        48,300     1,079,505        48,300   1,079,505(B)
                                                                  -----------                ----------               -----------
                                                                    7,880,122                 2,122,969                10,003,091
                                                                  -----------                ----------               -----------
Paper & Forest Products                 1.71%
International Paper                                  468,918       17,195,223      14,100       517,047       483,018  17,712,270
Weyerhaeuser                                              -               -        17,000       856,460        17,000     856,460
                                                                  -----------                ----------                ----------
                                                                   17,195,223                 1,373,507                18,568,730
                                                                  -----------                ----------                ----------

Delaware Decatur Equity Income Fund
Pro Forma Portfolio of Investments(C)
As of May 31, 2003
(Unaudited)

                                                                                                            Delaware Decatur
                                                     Delaware Decatur                                      Equity Income Fund
                                 % of Net          Equity Income Fund            Delaware Devon Fund       Pro Forma Combined
                                  Assets       Shares/Par    Market Value   Shares/Par  Market Value    Shares/Par   Market Value
                                 --------      ---------------------------  ------------------------    -------------------------
Retail                               2.70%
Federated Department Stores                       229,400        7,455,500      34,500     1,121,250       263,900      8,576,750(A)
Home Depot                                             -                -       38,600     1,254,114        38,600      1,254,114
Kohl's                                                 -                -       18,700       978,945        18,700        978,945(A)
Limited Brands                                    867,100       13,231,946     106,400     1,623,664       973,500     14,855,610
Target                                                 -                -       39,200     1,435,896        39,200      1,435,896
Wal-Mart Stores                                        -                -       43,600     2,293,796        43,600      2,293,796
                                                               -----------               -----------                -------------
                                                                20,687,446                 8,707,665                   29,395,111
                                                               -----------               -----------                -------------
Telecommunications                   3.09%
Alltel                                            131,100        6,277,068          -             -        131,100      6,277,068(B)
BellSouth                                         247,400        6,558,574          -             -        247,400      6,558,574
SBC Communications                                377,864        9,620,427      43,392     1,104,760       421,256     10,725,187
Verizon Communications                            241,736        9,149,708      24,900       942,465       266,636     10,092,173
                                                  -------      -----------               -----------                -------------
                                                                31,605,777                 2,047,225                   33,653,002
                                                               -----------               -----------                -------------
Textiles, Apparel & Furniture        0.65%
Nike                                              127,200        7,121,928          -             -        127,200      7,121,928(B)
                                                               -----------               -----------                -------------
                                                                 7,121,928                        -                     7,121,928
                                                               -----------               -----------                -------------
Transportation & Shipping            0.90%
Burlington Northern Santa Fe                      263,400        7,772,934          -             -        263,400      7,772,934
CSX Southwest Airlines                                 -                -       21,300       697,575        21,300        697,575
                                                       -                -       80,900     1,300,063        80,900      1,300,063
                                                               -----------               -----------                -------------
                                                                 7,772,934                 1,997,638                    9,770,572
                                                               -----------               -----------                -------------
Utilities                            6.34%
BCE                                               367,400        8,090,148           -            -        367,400      8,090,148
Dominion Resources                                193,600       12,196,800      21,200     1,335,600       214,800     13,532,400
Exelon                                            123,300        7,065,090      16,500       945,450       139,800      8,010,540
FirstEnergy                                       294,400       10,836,864           -             -       294,400     10,836,864
FPL Group                                         192,800       12,815,416           -             -       192,800     12,815,416
Public Service Enterprise Group                   366,300       15,651,999           -             -       366,300     15,651,999(B)
                                                               -----------               -----------                -------------
                                                                66,656,317                 2,281,050                   68,937,367
                                                               -----------               -----------                -------------
Total Common Stock                                             971,556,237               103,450,372                1,075,006,609

                                                                 Delaware Decatur
                                                  % of Net      Equity Income Fund             Delaware Devon Fund
                                                   Assets     Shares/Par   Market Value    Shares/Par   Market Value
                                                 ----------  --------------------------    -------------------------
Repurchase Agreements                                 1.19%
With BNP Paribas 1.24% 6/2/03
(dated 5/30/03, collateralized by $3,918,000
U.S. Treasury Bills due 8/28/03, market
value $3,908,423)                                             $3,831,000      3,831,000
With BNP Paribas 1.24% 6/2/03
(dated 5/30/03, collateralized by $494,000
U.S. Treasury Bills due 8/28/03, market
value $493,081)                                                                               $483,400       483,400
With Cantor Fitzgerald 1.24% 6/2/03
(dated 5/30/03, collateralized by $1,277,000
U.S. Treasury Notes 5.25% due 5/15/04,
market value $1,329,929 and $589,000 U.S
Treasury Notes 7.25% due 5/15/04,
market value $624,449)                                         1,916,000      1,916,000
With Cantor Fitzgerald 1.24% 6/2/03
(dated 5/30/03, collateralized by $161,000
U.S. Treasury Notes 5.25% due 5/15/04,
market value $167,782 and $74,000
U.S. Treasury Notes 7.25% due 5/15/04,
market value $78,779)                                                                          241,700       241,700
With J. P. Morgan Securities 1.18% 6/2/03
(dated 5/30/03, collateralized by $970,000
U.S. Treasury Notes 2.125% due 8/31/04,
market value $985,892)                                           966,000        966,000                      966,000
With J. P. Morgan Securities 1.18% 6/2/03
(dated 5/30/03, collateralized by $122,000
U.S. Treasury Notes 2.125% due 8/31/04,
market value $124,379)                                                                         121,800       121,800
With UBS Warburg 1.24% 6/2/03
(dated 5/30/03, collateralized by $4,387,000
U.S. Treasury Notes 7.875% due 11/15/04,
market value $4,820,909)                                       4,725,000      4,725,000


[STUBBED]

    Delaware Decatur Equity Income Fund
    Pro Forma Portfolio of Investments(C)
    As of May 31, 2003
    (Unaudited)
                                                       Delaware Decatur
                                                      Equity Income Fund
                                                      Pro Forma Combined
                                                  Shares/Par     Market Value
                                                  ---------------------------
Repurchase Agreements
With BNP Paribas 1.24% 6/2/03
(dated 5/30/03, collateralized by $3,918,000
U.S. Treasury Bills due 8/28/03, market
value $3,908,423)                                  3,831,000        3,831,000
With BNP Paribas 1.24% 6/2/03
(dated 5/30/03, collateralized by $494,000
U.S. Treasury Bills due 8/28/03, market
value $493,081)                                    $ 483,400          483,400
With Cantor Fitzgerald 1.24% 6/2/03
(dated 5/30/03, collateralized by $1,277,000
U.S. Treasury Notes 5.25% due 5/15/04,
market value $1,329,929 and $589,000 U.S
Treasury Notes 7.25% due 5/15/04,
market value $624,449)                             1,916,000        1,916,000
With Cantor Fitzgerald 1.24% 6/2/03
(dated 5/30/03, collateralized by $161,000
U.S. Treasury Notes 5.25% due 5/15/04,
market value $167,782 and $74,000
U.S. Treasury Notes 7.25% due 5/15/04,
market value $78,779)                                241,700          241,700
With J. P. Morgan Securities 1.18% 6/2/03
(dated 5/30/03, collateralized by $970,000
U.S. Treasury Notes 2.125% due 8/31/04,
market value $985,892)                               966,000          966,000
With J. P. Morgan Securities 1.18% 6/2/03
(dated 5/30/03, collateralized by $122,000
U.S. Treasury Notes 2.125% due 8/31/04,
market value $124,379)                               121,800          121,800
With UBS Warburg 1.24% 6/2/03
(dated 5/30/03, collateralized by $4,387,000
U.S. Treasury Notes 7.875% due 11/15/04,
market value $4,820,909)                           4,725,000        4,725,000



    Delaware Decatur Equity Income Fund
    Pro Forma Portfolio of Investments(C)
    As of May 31, 2003
    (Unaudited)

                                                                          Delaware Decatur
                                                       % of Net          Equity Income Fund              Delaware Devon Fund
                                                        Assets        Shares/Par    Market Value       Shares/Par   Market Value
                                                      ------------   ------------------------------   --------------------------
    With UBS Warburg 1.24% 6/2/03
    (dated 5/30/03, collateralized by $553,000
    U.S. Treasury Notes 7.875% due 11/15/04, market
    value $608,198)                                                                                       596,100        596,100

                                                                                   ---------------                   -----------
    Total Repurchase Agreements                                                         11,438,000                     1,443,000
                                                                                   ---------------                   -----------

    ----------------------------------------------------------------------------------------------------------------------------
    Total Investments at Market                           100.00%                     $982,994,237                  $104,893,372
                                                                                   ---------------                  ------------
    Short Term Investments Held as
    Collateral for Loaned Securities                        1.75%                       16,759,225                     2,287,850

    Total Investments at Cost
                                                                                      $906,866,391                  $109,593,188
                                                                                   ---------------                  ------------

-----------------------------------------------------------
(A) Non income producing
(B) Security is partially or fully on loan
(C) No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon completion of the acquisition, no securities would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and restrictions. However, the foregoing sentence shall not restrict in any way the ability of the investment advisor of either of the Funds from buying or selling securities in the normal course of such Fund's business and operations.
(D) See Note #5 in "Pro Forma Notes to Financial Statements."


    ADR - American Depositary Receipts

    See Pro Forma Notes to Financial Statements

[STUBBED]

    Delaware Decatur Equity Income Fund
    Pro Forma Portfolio of Investments(C)
    As of May 31, 2003
    (Unaudited)
                                                                                 Delaware Decatur
                                                                                Equity Income Fund
                                                                                Pro Forma Combined
                                                                           Shares/Par      Market Value
                                                                           ----------------------------
    With UBS Warburg 1.24% 6/2/03
    (dated 5/30/03, collateralized by $553,000
    U.S. Treasury Notes 7.875% due 11/15/04, market
    value $608,198)                                                                             596,100
                                                                               596,100
                                                                                            -----------
    Total Repurchase Agreements                                                              12,881,000
                                                                                            -----------
    -------------------------------------------------                      ----------------------------
    Total Investments at Market                                                          $1,087,887,609
                                                                                         --------------
    Short Term Investments Held as
    Collateral for Loaned Securities                                                         19,047,075(D)

    Total Investments at Cost
                                                                                         $1,016,459,579

-----------------------------------------------------------
(A) Non income producing
(B) Security is partially or fully on loan
(C) No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon completion of the acquisition, no securities would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and restrictions. However, the foregoing sentence shall not restrict in any way the ability of the investment advisor of either of the Funds from buying or selling securities in the normal course of such Fund's business and operations.
(D) See Note #5 in "Pro Forma Notes to Financial Statements."

    ADR - American Depositary Receipts

    See Pro Forma Notes to Financial Statements

Delaware Decatur Equity Income Fund
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of May 31, 2003
(Unaudited)




                                                         Delaware              Delaware                Pro Forma
                                                      Decatur Equity          Devon Fund              Adjustments
                                                       Income Fund
                                                     ----------------       -------------           -------------
Assets

Investments, at market value                          $982,994,237           $104,893,372            $          -
Cash                                                         1,267                      -                       -
Short term investments held as collateral for
  loaned securities                                     16,759,225              2,287,850                       -
Receivable for fund shares sold                            142,599                  6,160                       -
Receivable for securities sold                                   -                      -                       -
Dividend and interest receivable                                                                                -
                                                         2,059,265                168,651
Other assets                                                                                                    -
                                                               387                 19,820
                                                      ------------           ------------          --------------
          Total Assets                               1,001,956,980            107,375,853                       -
                                                      ------------           ------------          --------------

Liabilities

Payable for fund shares repurchased                        647,053                 11,563                       -
Payable for securities purchased                           628,422                      -                       -
Obligation to return
  securities lending collateral                         16,759,225              2,287,850                       -
Accrued expenses and other liabilities                     284,377                826,747                       -
                                                      ------------           ------------          --------------
          Total Liabilities                             18,319,077              3,126,160                       -
                                                      ------------           ------------          --------------
Net Assets                                            $983,637,903           $104,249,693            $          -
                                                      ============           ============          ==============

Analysis of Net Assets

Accumulated paid in capital                         $1,078,608,095           $176,638,785            $          -
Undistributed net investment income*                     3,670,719                 78,041                       -
Accumulated net realized loss on investments          (174,768,757)           (67,767,317)                      -
Unrealized appreciation (depreciation)
  of investments                                        76,127,846            (4,699,816)                       -
                                                    --------------           ------------          --------------
Net Assets                                            $983,637,903           $104,249,693            $          -
                                                    ==============           ============          ==============

*Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

[STUBBED]

Delaware Decatur Equity Income Fund
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of May 31, 2003
(Unaudited)

                                                         Delaware
                                                         Decatur
                                                         Equity
                                                       Income Fund
                                                        Pro Forma
                                                        Combined

                                                    --------------

Assets

Investments, at market value                        $1,087,887,609
Cash                                                         1,267
Short term investments held as collateral for
  loaned securities                                     19,047,075
Receivable for fund shares sold                            148,759
Receivable for securities sold                                   -
Dividend and interest receivable                         2,227,916
Other assets                                                20,207
                                                    --------------
          Total Assets                               1,109,332,833
                                                    --------------

Liabilities

Payable for fund shares repurchased                        658,616
Payable for securities purchased                           628,422
Obligation to return
  securities lending collateral                         19,047,075
Accrued expenses and other liabilities                   1,111,124
                                                    --------------
          Total Liabilities                             21,445,237
                                                    --------------
Net Assets                                          $1,087,887,596
                                                    ==============

Analysis of Net Assets

Accumulated paid in capital                         $1,255,246,880
Undistributed net investment income*                     3,748,760
Accumulated net realized loss on investments          (242,536,074)
Unrealized appreciation (depreciation)
  of investments                                        71,428,030
                                                    --------------
Net Assets                                          $1,087,887,596
                                                    ==============
*Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

Delaware Decatur Equity Income Fund
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of May 31, 2003
(Unaudited)

                                                                                                            Delaware
                                                                                                             Decatur
                                                                                                             Equity
                                                                                                           Income Fund
                                      Delaware              Delaware                Pro Forma               Pro Forma
                                   Decatur Equity          Devon Fund              Adjustments              Combined
                                    Income Fund
                                  ---------------    --------------------       ---------------           ------------
Outstanding Shares                     65,400,676           8,199,987               (1,254,295)             72,346,368

Retail Class A Shares                  57,482,145           3,097,508                                       60,144,288
                                                                                      (435,365)
Retail Class B Shares                   4,886,161           3,688,899                                        7,969,906
                                                                                      (605,154)
Retail Class C Shares                     774,103             791,614                                        1,431,562
                                                                                      (134,155)
Retail Class R Shares                           1                   1                        -                       2

Institutional Shares                    2,258,266             621,965                  (79,621)              2,800,610

Net asset value per share:

Retail Class A Shares                      $15.05              $12.93                                           $15.05
Retail Class B Shares                      $14.96              $12.51                                           $14.96
Retail Class C Shares                      $15.05              $12.50                                           $15.05
Retail Class R Shares                      $15.05              $12.93                                           $15.05
Institutional Shares                       $15.04              $13.11                                           $15.04


See Pro Forma Notes to Financial Statements

Delaware Decatur Equity Income Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended May 31, 2003
(Unaudited)



                                                                   Delaware
                                                                Decatur Equity             Delaware              Pro Forma
                                                                 Income Fund              Devon Fund            Adjustments
                                                               -----------------     -------------------        ------------
Investment Income
  Dividend income                                                 $24,789,934                 $1,866,009           $       -
  Interest income                                                     258,332                     23,255                   -
  Security lending income                                              52,845                     11,388
                                                               -----------------     -------------------        ------------
  Total Investment Income                                          25,101,111                  1,900,652                   -
                                                               -----------------     -------------------        ------------

Expenses
  Management fees                                                      6,030,101                 686,120             (77,675)(A)
  Distribution expenses - Class A                                      2,119,527                 120,578                   -
  Distribution expenses - Class B                                        740,946                 479,263                   -
  Distribution expenses - Class C                                        110,134                  98,469                   -
  Distribution expenses - Class R                                           -                       -                      -
  Dividend disbursing and transfer agent fees and expenses             2,117,766 (B)           1,134,300(B)                -
  Accounting and administration expenses                                 431,257                  47,588                   -
  Reports and statements to shareholders                                 233,328                 204,020            (127,400)(C)
  Registration fees                                                       47,213                  64,085             (40,000)(C)
  Professional fees                                                       72,396                  23,300             (21,000)(C)
  Trustees' fees                                                          44,000                   9,000              (5,800)(D)
  Custodian fees                                                          29,957                   5,905                (659)(C)
  Other                                                                  276,922                  96,521             (52,550)(C)
                                                               -----------------     -------------------        ---------------
                                                                      12,253,547               2,969,149            (325,084)
       Less expenses absorbed or waived                                        -              (1,000,553)(B)       1,000,553
       Less expenses paid indirectly                                     (23,398)                 (2,766)                234(C)
                                                             -----------------     -------------------          ---------------
       Total expense                                                  12,230,149               1,965,830             675,703
                                                               -----------------     -------------------        ---------------

Net Investment Income/(Loss)                                          12,870,962                 (65,178)           (675,703)
                                                               -----------------     -------------------        ---------------


[STUBBED]

Delaware Decatur Equity Income Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended May 31, 2003
(Unaudited)
                                                                    Delaware
                                                                    Decatur
                                                                     Fund
                                                                   Pro Forma
                                                                    Combined
                                                               ----------------

Investment Income
  Dividend income                                                 $  26,655,943
  Interest income                                                       281,587
  Security lending income                                                64,233
                                                               ----------------
  Total Investment Income                                            27,001,763
                                                               ----------------

Expenses
  Management fees                                                     6,638,546
  Distribution expenses - Class A                                     2,240,105
  Distribution expenses - Class B                                     1,220,209
  Distribution expenses - Class C                                       208,603
  Distribution expenses - Class R                                             -
  Dividend disbursing and transfer agent fees and expenses            3,252,066
  Accounting and administration expenses                                478,845
  Reports and statements to shareholders                                309,948
  Registration fees                                                      71,298
  Professional fees                                                      74,696
  Trustees' fees                                                         47,200
  Custodian fees                                                         35,203
  Other                                                                 320,893
                                                               ----------------
                                                                     14,897,612
       Less expenses absorbed or waived                                       -
       Less expenses paid indirectly                                    (25,930)

                                                               ----------------
       Total expense                                                 14,871,682
                                                               ----------------

Net Investment Income/(Loss)                                         12,130,081
                                                               ----------------

Delaware Decatur Equity Income Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended May 31, 2003
(Unaudited)



                                                                 Delaware                  Delaware               Pro Forma
                                                              Decatur Equity              Devon Fund             Adjustments
                                                               Income Fund
                                                           --------------------       ---------------        --------------
Net Realized and Unrealized Gain/(Loss) on Investments:
       Net realized gain (loss) on:
       Investments                                                 (114,730,169)          (19,942,643)                    -
       Foreign currencies                                                 1,160                     -                     -
                                                           --------------------       ---------------        --------------
       Net realized gain (loss)                                    (114,729,009)          (19,942,643)                    -
       Change in unrealized appreciation/(depreciation)
            of investments                                          (22,774,215)            9,939,877                     -
                                                           --------------------       ---------------        --------------
Net Realized and Unrealized Gain (Loss) on Investments             (137,503,224)          (10,002,766)                    -

                                                           ---------------------       ---------------        --------------
Change in Net Assets Resulting from Operations                 $   (124,632,262)        $ (10,067,944)          $  (675,703)
                                                           =====================       ===============        ==============


(A) Decrease due to the impact of lower break point levels being implemented by merging the funds.
(B) Expense level was increased from historical levels due to the fee schedule change effective June 1, 2003.
(C) Decrease due to elimination of expenses by merging the funds.
(D) Based on trustees' compensation plan for the surviving fund.
(E) An expense limitation will go into effect on Delaware Decatur Equity Income Fund at it's expense level (excluding distribution expenses) immediately prior to the merger.

See Pro Forma Notes to Financial Statements

[STUBBED]
Delaware Decatur Equity Income Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended May 31, 2003
(Unaudited)

                                                                  Delaware
                                                                  Decatur
                                                                  Fund
                                                                 Pro Forma
                                                                 Combined

                                                               ---------------
Net Realized and Unrealized Gain/(Loss) on Investments:
       Net realized gain (loss) on:
       Investments                                              (134,672,812)
       Foreign currencies                                              1,160
                                                               ---------------
       Net realized gain (loss)                                 (134,671,652)
       Change in unrealized appreciation/(depreciation)
            of investments
                                                                 (12,834,338)
                                                               ---------------
Net Realized and Unrealized Gain (Loss) on Investments          (147,505,990)

                                                               ---------------
Change in Net Assets Resulting from Operations                 $(135,375,909)
                                                               ===============


(A)Decrease due to the impact of lower break point levels being implemented by merging the funds.
(B)Expense level was increased from historical levels due to the fee schedule change effective June 1, 2003.
(C)Decrease due to elimination of expenses by merging the funds.
(D)Based on trustees' compensation plan for the surviving fund.
(E)An expense limitation will go into effect on Delaware Decatur Equity Income Fund at it's expense level (excluding distribution expenses) immediately prior to the merger.

See Pro Forma Notes to Financial Statements

Delaware Decatur Equity Income Fund
PRO FORMA COMBINED
Annual Fund Operating Expenses
As of May 31, 2003
(Unaudited)

                                       Delaware Decatur Equity Income Fund                         Delaware Devon Fund
                              Retail   Retail    Retail    Retail  Institutional Retail   Retail   Retail    Retail   Institutional
                              Class A  Class B   Class C   Class R    Class      Class A  Class B   Class C   Class R      Class
                              Shares   Shares    Shares    Shares     Shares      Shares   Shares   Shares    Shares      Shares

Management fees                 0.62%    0.62%     0.62%     0.62%     0.62%       0.65%    0.65%     0.65%     0.65%      0.65%

Rule 12b-1 fees                 0.25%    1.00%     1.00%     0.60%      N/A        0.30%    1.00%     1.00%     0.60%        N/A

Other expenses                  0.34%    0.34%     0.34%     0.34%     0.34%       1.50%    1.50%     1.50%     1.50%      1.50%

Total fund operating expenses   1.21%    1.96%     1.96%     1.56%     0.96%       2.45%    3.15%     3.15%     2.75%      2.15%

Fee Waviers & payments          0.00%    0.00%     0.00%     0.00%     0.00%      -0.95%   -0.95%    -0.95%    -0.95%     -0.95%

Expense Limit                   1.21%    1.96%     1.96%     1.56%     0.96%       1.50%    2.20%     2.20%     1.80%      1.20%


[STUBBED]

Delaware Decatur Equity Income Fund
PRO FORMA COMBINED
Annual Fund Operating Expenses
As of May 31, 2003
(Unaudited)
                                      Delaware Decatur Equity Income Fund
                                             Pro Forma Combined
                               Retail    Retail   Retail   Retail  Institutional
                               Class A   Class B  Class C  Class R     Class
                               Shares    Shares   Shares   Shares     Shares
                               -------   -------  -------  -------  ------------
Management fees                  0.62%     0.62%    0.62%    0.62%      0.62%

Rule 12b-1 fees                  0.25%     1.00%    1.00%    0.60%        N/A

Other expenses                   0.43%     0.43%    0.43%    0.43%      0.43%

Total fund operating expenses    1.30%     2.05%    2.05%    1.65%      1.05%

Fee Waviers & payments          -0.09%    -0.09%   -0.09%   -0.09%     -0.09%(A)

Expense Limit                    1.21%     1.96%    1.96%    1.56%      0.96%(A)


(A) An expense limitation will go into effect on Delaware Decatur Equity Income Fund at it's expense level (excluding distribution expenses) immediately prior to the merger.

Delaware Decatur Equity Income Fund Pro Forma Notes to Financial Statements May 31, 2003 (Unaudited)

Delaware Group Equity Funds II (the "Trust") is organized as a Delaware business trust and offers four series: Delaware Decatur Equity Income Fund, Delaware Diversified Value Fund, Delaware Growth and Income Fund, and Delaware Social Awareness Fund. These financial statements and related notes pertain to the Delaware Decatur Equity Income Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Delaware Decatur Equity Income Fund is to seek total return.

1.  Basis of Pro forma Presentation
The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Delaware Devon Fund by the Delaware Decatur Equity Income Fund, as if such acquisition had taken place as of June 1, 2002.

Under the terms of the Plan of Reorganization, the combination of the Delaware Devon Fund and the Delaware Decatur Equity Income Fund will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of the Delaware Devon Fund in exchange for shares of the Delaware Decatur Equity Income Fund at net asset value. The statement of assets and liabilities and the related statement of operations of the Delaware Devon Fund and the Delaware Decatur Equity Income Fund have been combined for the twelve months ended May 31, 2003.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Delaware Decatur Equity Income Fund semiannual report dated May 31, 2003 and the Delaware Devon Fund semi-annual report dated April 30, 2003.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Delaware Devon Fund by the Delaware Decatur Equity Income Fund had taken place as of June 1, 2002.

2.  Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation- All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $25,695 for the period ended May 31, 2003. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended May 31, 2003 were approximately $235. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

3. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of the investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

4.  Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of May 31, 2003, or at any time during the period.

5.  Securities Lending
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. At May 31, 2003, the market value of the securities on loan was $18,885,723.

The securities on loan were collateralized by the following:

Description                                                  Market Value
UBS Warburg LLC 1.38% 6/2/03                                 $10,087,876
Fannie Mae 1.31% 1/29/04                                       5,396,657
Barclays London 1.27% 6/17/03                                    864,651
Goldman Sachs Group 1.52% 7/14/03                                755,560
Wilmington Trust Company 1.26% 7/21/03                           541,350
Merrill Lynch Mortgage Capital 1.48% 6/6/03                      539,686
Racers Series 2002-35-C 1.61% 4/15/04                            537,509
Morgan Stanley Dean Witter 1.41% 6/30/04                         215,874
Canadian Imperial Bank NY 1.41% 10/9/03                          107,912
                                                             -----------
                                                             $19,047,075
                                                             -----------


             Pro Forma Financial Statements for the Reorganization of Delaware Growth and Income Fund into
                                                 Delaware Decatur Equity Income Fund

Delaware Decatur Equity Income Fund
Pro Forma Portfolio of Investments(C)
As of May 31, 2003
(Unaudited)

                                                         Delaware Decatur                  Delaware Growth
                                     % of Net            Equity Income Fund                and Income Fund
                                      Assets         Shares/Par     Market Value       Shares/Par     Market Value
Common Stock                            98.98%
Aerospace & Defense                      1.67%
Boeing                                                    222,200     $6,814,874           108,800        $3,336,896
Honeywell International                                   351,500      9,209,300           189,400         4,962,280
                                                                      ----------                          ----------
                                                                      16,024,174                           8,299,176
                                                                      ----------                          ----------
Automobiles & Automotive Parts           0.93%
General Motors                                            273,500      9,662,755           108,700         3,840,371
                                                                      ----------                          ----------
                                                                       9,662,755                           3,840,371
                                                                      ----------                          ----------
Banking & Finance                       20.10%
Bank of America                                           275,082     20,411,084           132,548         9,835,062
Bank of New York                                          616,600     17,850,570           215,700         6,244,515
Charter One Financial                                          -               -           152,900         4,657,334
Citigroup                                                 407,400     16,711,548           248,400        10,189,368
Comerica                                                  274,600     12,705,742           134,300         6,214,061
FleetBoston Financial                                     495,700     14,657,849           147,400         4,358,618
Goldman Sachs Group                                       183,800     14,979,700           123,600        10,073,400
J.P. Morgan Chase                                         613,890     20,172,425           326,150        10,717,289
KeyCorp                                                   358,000      9,451,200            81,100         2,141,040
MBNA                                                      626,000     12,551,300           341,000         6,837,050
Mellon Financial                                          615,000     16,709,550           303,600         8,248,812
Morgan Stanley                                            254,400     11,638,800           229,400        10,495,050
U.S. Bancorp                                              864,100     20,479,171           417,300         9,890,010
Wells Fargo                                                    -               -            93,200         4,501,560
                                                                      ----------                         -----------
                                                                     188,318,939                         104,403,169
                                                                      ----------                         -----------
Cable, Media & Publishing                1.23%
Gannett                                                    94,400      7,457,600            45,200         3,570,800
Knight-Ridder                                              68,900      4,853,316            31,900         2,247,036
                                                                      ----------                          ----------
                                                                      12,310,916                           5,817,836
                                                                      ----------                          ----------

[STUBBED]

  Pro Forma Financial Statements for the Reorganization of Delaware Growth and
              Income Fund into Delaware Decatur Equity Income Fund

Delaware Decatur Equity Income Fund
Pro Forma Portfolio of Investments(C)
As of May 31, 2003
(Unaudited)
                                           Delaware Decatur
                                         Equity Income Fund
                                         Pro Forma Combined
                                     Shares/Par     Market Value
                                     ----------------------------

Common Stock
Aerospace & Defense
Boeing                                   331,000      $ 10,151,770
Honeywell International                  540,900        14,171,580
                                                       -----------
                                                        24,323,350
                                                       -----------
Automobiles & Automotive Parts
General Motors                           382,200        13,503,126
                                                       -----------
                                                        13,503,126
                                                       -----------
Banking & Finance
Bank of America                          407,630        30,246,146
Bank of New York                         832,300        24,095,085
Charter One Financial                    152,900         4,657,334
Citigroup                                655,800        26,900,916
Comerica                                 408,900        18,919,803(B)
FleetBoston Financial                    643,100        19,016,467
Goldman Sachs Group                      307,400        25,053,100
J.P. Morgan Chase                        940,040        30,889,714
KeyCorp                                  439,100        11,592,240
MBNA                                     967,000        19,388,350
Mellon Financial                         918,600        24,958,362
Morgan Stanley                           483,800        22,133,850
U.S. Bancorp                           1,281,400        30,369,181
Wells Fargo                               93,200         4,501,560
                                                      ------------
                                                       292,722,108
                                                      ------------
Cable, Media & Publishing
Gannett                                  139,600        11,028,400
Knight-Ridder                            100,800         7,100,352(B)
                                                      ------------
                                                        18,128,752
                                                      ------------

Delaware Decatur Equity Income Fund
Pro Forma Portfolio of Investments(C)
As of May 31, 2003
(Unaudited)

                                                                  % of Net          Delaware Decatur Equity Income Fund
                                                                  Assets             Shares/Par           Market Value
                                                               -------------   -----------------------------------------------
Chemicals                                                             3.56%
Air Products & Chemicals                                                              161,200                7,026,708
Dow Chemical                                                                          468,000               14,882,400
duPont (E.I.) de Nemours                                                              222,400                9,371,936
Rohm & Haas                                                                                 -                        -
                                                                                                      -----------------
                                                                                                            31,281,044
                                                                                                      -----------------
Computers & Technology                                                6.86%
Cisco Systems                                                                         788,500               12,836,780
First Data                                                                            175,900                7,285,778
Hewlett-Packard                                                                             -                        -
International Business Machines                                                       119,900               10,555,996
Microsoft                                                                             532,700               13,109,747
Oracle                                                                              1,111,800               14,464,518
Pitney Bowes                                                                          211,900                8,139,079
                                                                                                      -----------------
                                                                                                            66,391,898
                                                                                                      -----------------
Consumer Products                                                     5.48%
3M                                                                                     58,400                7,385,848
Gillette                                                                              346,600               11,649,226
Kimberly-Clark                                                                        375,800               19,515,294
Newell Rubbermaid                                                                     631,500               17,997,750
                                                                                                      -----------------
                                                                                                            56,548,118
                                                                                                      -----------------
Electronics & Electrical Equipment                                    6.09%
Eaton                                                                                 101,300                8,502,109
Emerson Electric                                                                      183,200                9,581,360
General Electric                                                                      455,300               13,067,110
Intel                                                                                 765,100               15,944,684
National Semiconductor                                                                      -                        -
Raytheon                                                                              305,700                9,794,628
Texas Instruments                                                                           -                        -
                                                                                                      -----------------
                                                                                                            56,889,891
                                                                                                      -----------------
Energy                                                                8.30%
ChevronTexaco                                                                         354,900               25,176,606
Exxon Mobil                                                                           534,326               19,449,466
Kerr-McGee                                                                            348,700               16,591,146
Occidental Petroleum                                                                  458,200               15,459,668
Royal Dutch Petroleum ADR                                                             217,300                9,898,015
                                                                                                      -----------------
                                                                                                            86,574,901
                                                                                                      -----------------
Food, Beverage & Tobacco                                              6.04%
Anheuser-Busch                                                                        195,200               10,273,376
Coca Cola                                                                             159,400                7,263,858
General Mills                                                                         274,400               12,836,432
Kellogg Company                                                                       341,000               12,003,200
Kraft Foods Class A                                                                   219,500                7,111,800
PepsiCo                                                                               172,600                7,628,920
Sysco                                                                                 302,600                9,362,444
                                                                                                      -----------------
                                                                                                            66,480,030
                                                                                                      -----------------


Delaware Decatur Equity Income Fund
Pro Forma Portfolio of Investments(C)
As of May 31, 2003
(Unaudited)

                                                                                          Delaware Decatur Equity Income Fund
                                                       Delaware Growth and Income Fund          Pro Forma Combined
                                                        Shares/Par       Market Value      Shares/Par      Market Value
                                                       -------------------------------    ------------------------------------
Chemicals
Air Products & Chemicals                                     101,300        4,415,667        262,500         11,442,375
Dow Chemical                                                 252,000        8,013,600        720,000         22,896,000
duPont (E.I.) de Nemours                                     107,800        4,542,692        330,200         13,914,628
Rohm & Haas                                                  110,800        3,593,244        110,800          3,593,244
                                                                     -----------------               -------------------
                                                                           20,565,203                        51,846,247
                                                                     -----------------               -------------------
Computers & Technology
Cisco Systems                                                384,500        6,259,660      1,173,000         19,096,440(A)
First Data                                                   122,500        5,073,950        298,400         12,359,728
Hewlett-Packard                                              197,100        3,843,450        197,100          3,843,450
International Business Machines                               51,300        4,516,452        171,200         15,072,448
Microsoft                                                    271,400        6,679,154        804,100         19,788,901
Oracle                                                       544,200        7,080,042      1,656,000         21,544,560(A)
Pitney Bowes                                                       -                -        211,900          8,139,079
                                                                     -----------------               -------------------
                                                                           33,452,708                        99,844,606
                                                                     -----------------               -------------------
Consumer Products
3M                                                                 -                -         58,400          7,385,848
Gillette                                                     149,700        5,031,417        496,300         16,680,643
Kimberly-Clark                                               181,000        9,399,330        556,800         28,914,624
Newell Rubbermaid                                            309,300        8,815,050        940,800         26,812,800
                                                                     -----------------               -------------------
                                                                           23,245,797                        79,793,915
                                                                     -----------------               -------------------
Electronics & Electrical Equipment
Eaton                                                              -                -        101,300          8,502,109
Emerson Electric                                              90,000        4,707,000        273,200         14,288,360
General Electric                                             274,400        7,875,280        729,700         20,942,390
Intel                                                        359,600        7,494,064      1,124,700         23,438,748
National Semiconductor                                        96,100        2,398,656         96,100          2,398,656(A)
 Raytheon                                                    150,600        4,825,224        456,300         14,619,852
Texas Instruments                                            218,000        4,469,000        218,000          4,469,000
                                                                     -----------------               -------------------
                                                                           31,769,224                        88,659,115
                                                                     -----------------               -------------------
Energy
ChevronTexaco                                                 86,500        6,136,310        441,400         31,312,916
Exxon Mobil                                                  299,254       10,892,846        833,580         30,342,312
Kerr-McGee                                                   138,500        6,589,830        487,200         23,180,976
Occidental Petroleum                                         172,500        5,820,150        630,700         21,279,818
Royal Dutch Petroleum ADR                                    105,800        4,819,190        323,100         14,717,205(B)
                                                                     -----------------               -------------------
                                                                           34,258,326                       120,833,227
                                                                     -----------------               -------------------
Food, Beverage & Tobacco
Anheuser-Busch                                                95,900        5,047,217        291,100         15,320,593
Coca Cola                                                          -                -        159,400          7,263,858
General Mills                                                 70,600        3,302,668        345,000         16,139,100
Kellogg Company                                                    -                -        341,000         12,003,200
Kraft Foods Class A                                          107,200        3,473,280        326,700         10,585,080
PepsiCo                                                      110,600        4,888,520        283,200         12,517,440
Sysco                                                        152,200        4,709,068        454,800         14,071,512
                                                                     -----------------               -------------------
                                                                           21,420,753                        87,900,783
                                                                     -----------------               -------------------

Delaware Decatur Equity Income Fund
Pro Forma Portfolio of Investments(C)
As of May 31, 2003
(Unaudited)

                                                                  % of Net          Delaware Decatur Equity Income Fund
                                                                  Assets             Shares/Par           Market Value
                                                               -------------   ------------------------------------------
Healthcare & Pharmaceuticals                                          8.16%
Abbott Laboratories                                                                   344,200               15,334,110
Baxter International                                                                  595,800               15,097,572
Bristol-Myers Squibb                                                                  578,000               14,796,800
Pfizer                                                                                485,800               15,069,516
Wyeth                                                                                 456,300               20,008,755
                                                                                                      -----------------
                                                                                                            80,306,753
                                                                                                      -----------------
Industrial Machinery                                                  1.41%
Caterpillar                                                                           183,500                9,569,525
Deere                                                                                       -                        -
                                                                                                      -----------------
                                                                                                             9,569,525
                                                                                                      -----------------
Insurance                                                            10.68%
Allstate                                                                              392,900               14,140,471
American International Group                                                                -                        -
Chubb                                                                                 236,300               15,130,289
John Hancock Financial Services                                                       526,700               15,932,675
Marsh & McLennan                                                                      398,400               19,971,792
MBIA                                                                                  163,800                8,198,190
MGIC Investment                                                                       212,200               11,463,044
XL Capital Ltd. Class A                                                               197,900               17,227,195
                                                                                                      -----------------
                                                                                                           102,063,656
                                                                                                      -----------------
Leisure, Lodging & Entertainment                                      3.42%
Darden Restaurants                                                                    387,600                7,678,356
MGM Grand                                                                             259,000                7,316,750
Starwood Hotels & Resorts Worldwide                                                   289,600                8,392,608
Walt Disney                                                                                 -                        -
Westwood One                                                                          201,600                6,826,176
                                                                                                      -----------------
                                                                                                            30,213,890
                                                                                                      -----------------
Metals & Mining                                                       0.87%
Alcoa                                                                                 320,200                7,880,122
                                                                                                      -----------------
                                                                                                             7,880,122
                                                                                                      -----------------
Paper & Forest Products                                               1.76%
International Paper                                                                   468,918               17,195,223
                                                                                                      -----------------
                                                                                                            17,195,223
                                                                                                      -----------------
Retail                                                                1.82%
Federated Department Stores                                                           229,400                7,455,500
Limited Brands                                                                        867,100               13,231,946
Target                                                                                      -                        -
                                                                                                      -----------------
                                                                                                            20,687,446
                                                                                                      -----------------
Telecommunications                                                    3.19%
Alltel                                                                                131,100                6,277,068
BellSouth                                                                             247,400                6,558,574
SBC Communications                                                                    377,864                9,620,427
Verizon Communications                                                                241,736                9,149,708
                                                                                                      -----------------
                                                                                                            31,605,777
                                                                                                      -----------------

Delaware Decatur Equity Income Fund
Pro Forma Portfolio of Investments(C)
As of May 31, 2003
(Unaudited)

                                                                                              Delaware Decatur Equity Income Fund
                                                           Delaware Growth and Income Fund          Pro Forma Combined
                                                            Shares/Par       Market Value      Shares/Par      Market Value
                                                          --------------------------------    ------------------------------------
Healthcare & Pharmaceuticals
Abbott Laboratories                                              189,600        8,446,680        533,800         23,780,790
Baxter International                                             291,400        7,384,076        887,200         22,481,648
Bristol-Myers Squibb                                             211,900        5,424,640        789,900         20,221,440
Pfizer                                                           212,020        6,576,860        697,820         21,646,376
Wyeth                                                            243,600       10,681,860        699,900         30,690,615
                                                                         -----------------               -------------------
                                                                               38,514,116                       118,820,869
                                                                         -----------------               -------------------
Industrial Machinery
Caterpillar                                                      101,700        5,303,655        285,200         14,873,180
Deere                                                            128,300        5,602,861        128,300          5,602,861
                                                                         -----------------               -------------------
                                                                               10,906,516                        20,476,041
                                                                         -----------------               -------------------
Insurance
Allstate                                                         132,900        4,783,071        525,800         18,923,542
American International Group                                      88,900        5,145,532         88,900          5,145,532
Chubb                                                            114,600        7,337,838        350,900         22,468,127
John Hancock Financial Services                                  255,000        7,713,750        781,700         23,646,425
Marsh & McLennan                                                 188,800        9,464,544        587,200         29,436,336(B)
MBIA                                                              79,600        3,983,980        243,400         12,182,170(B)
MGIC Investment                                                  133,800        7,227,876        346,000         18,690,920
XL Capital Ltd. Class A                                           90,100        7,843,205        288,000         25,070,400
                                                                         -----------------               -------------------
                                                                               53,499,796                       155,563,452
                                                                         -----------------               -------------------
Leisure, Lodging & Entertainment
Darden Restaurants                                               248,100        4,914,861        635,700         12,593,217
MGM Grand                                                        127,400        3,599,050        386,400         10,915,800(A)
Starwood Hotels & Resorts Worldwide                              141,400        4,097,772        431,000         12,490,380
Walt Disney                                                      188,400        3,702,060        188,400          3,702,060(B)
Westwood One                                                      98,300        3,328,438        299,900         10,154,614(A)
                                                                         -----------------               -------------------
                                                                               19,642,181                        49,856,071
                                                                         -----------------               -------------------
Metals & Mining
Alcoa                                                            192,200        4,730,042        512,400         12,610,164
                                                                         -----------------               -------------------
                                                                                4,730,042                        12,610,164
                                                                         -----------------               -------------------
Paper & Forest Products
International Paper                                              229,900        8,433,733        698,818         25,628,956
                                                                         -----------------               -------------------
                                                                                8,433,733                        25,628,956
                                                                         -----------------               -------------------
Retail
Federated Department Stores                                            -                -        229,400          7,455,500(A)
Limited Brands                                                         -                -        867,100         13,231,946
Target                                                           158,500        5,805,855        158,500          5,805,855
                                                                         -----------------               -------------------
                                                                                5,805,855                        26,493,301
                                                                         -----------------               -------------------
Telecommunications
Alltel                                                            92,600        4,433,688        223,700         10,710,756(B)
BellSouth                                                              -                -        247,400          6,558,574
SBC Communications                                               183,711        4,677,282        561,575         14,297,709
Verizon Communications                                           151,672        5,740,785        393,408         14,890,493
                                                                         -----------------               -------------------
                                                                               14,851,755                        46,457,532
                                                                         -----------------               -------------------

Delaware Decatur Equity Income Fund
Pro Forma Portfolio of Investments(C)
As of May 31, 2003
(Unaudited)

                                                                  % of Net          Delaware Decatur Equity Income Fund
                                                                  Assets             Shares/Par           Market Value
                                                               -------------   -----------------------------------------------

Textiles, Apparel & Furniture                                         0.86%
Nike                                                                                  127,200                7,121,928
                                                                                                      -----------------
                                                                                                             7,121,928
                                                                                                      -----------------
Transportation & Shipping                                             0.53%
Burlington Northern Santa Fe                                                          263,400                7,772,934
                                                                                                      -----------------
                                                                                                             7,772,934
                                                                                                      -----------------
Utilities                                                             6.02%
BCE                                                                                   367,400                8,090,148
Dominion Resources                                                                    193,600               12,196,800
Exelon                                                                                123,300                7,065,090
FirstEnergy                                                                           294,400               10,836,864
FPL Group                                                                             192,800               12,815,416
Public Service Enterprise Group                                                       366,300               15,651,999
                                                                                                      -----------------
                                                                                                            66,656,317
                                                                                                      -----------------
Total Common Stock                                                                                         971,556,237
Repurchase Agreements                                                 1.02%
With BNP Paribas 1.24% 6/2/03
(dated 5/30/03, collateralized by $3,918,000
U.S. Treasury Bills due 8/28/03, market
value $3,908,423)                                                                  $3,831,000                3,831,000
With BNP Paribas 1.24% 6/2/03
(dated 5/30/03, collateralized by $1,167,000
U.S. Treasury Bills due 8/28/03, market
value $1,164,531)
With Cantor Fitzgerald 1.24% 6/2/03
(dated 5/30/03, collateralized by $1,277,000
U.S. Treasury Notes 5.25% due 5/15/04,
market value $1,329,929 and $589,000 U.S Treasury Notes
7.25% due 5/15/04, market value $624,449)                                           1,916,000                1,916,000
With Cantor Fitzgerald 1.24% 6/2/03
(dated 5/30/03, collateralized by $381,000
U.S. Treasury Notes 5.25% due 5/15/04,
market value $396,258 and $175,000 U.S. Treasury Notes
7.25% due 5/15/04, market value $186,057)
With J. P. Morgan Securities 1.18% 6/2/03
(dated 5/30/03, collateralized by $970,000
U.S. Treasury Notes 2.125% due 8/31/04, market
value $985,892)                                                                       966,000                  966,000
With J. P. Morgan Securities 1.18% 6/2/03
(dated 5/30/03, collateralized by $289,000
U.S. Treasury Notes 2.125% due 8/31/04, market
value $293,751)
With UBS Warburg 1.24% 6/2/03
(dated 5/30/03, collateralized by $4,387,000
U.S. Treasury Notes 7.875% due 11/15/04, market
value $4,820,909)                                                                   4,725,000                4,725,000
With UBS Warburg 1.24% 6/2/03
(dated 5/30/03, collateralized by $1,307,000
U.S. Treasury Notes 7.875% due 11/15/04, market
value $1,436,410)
                                                                                                      -----------------
Total Repurchase Agreements                                                                                 11,438,000
                                                                                                      -----------------
-----------------------------------------------------------------------------------------------------------------------
                                                                                                      -----------------
Total Investments at Market                                         100.00%                              $ 982,994,237
                                                                                                      -----------------
Short Term Investments Held as Collateral for Loaned
  Securities                                                                                                16,759,225

Total Investments at Cost                                                                                $ 906,866,391
                                                                                                      -----------------

Delaware Decatur Equity Income Fund
Pro Forma Portfolio of Investments(C)
As of May 31, 2003
(Unaudited)

                                                                                              Delaware Decatur Equity Income Fund
                                                           Delaware Growth and Income Fund          Pro Forma Combined
                                                            Shares/Par       Market Value      Shares/Par      Market Value
                                                          --------------------------------    ------------------------------------

Textiles, Apparel & Furniture
Nike                                                              96,700        5,414,233        223,900         12,536,161(B)
                                                                         -----------------               -------------------
                                                                                5,414,233                        12,536,161
                                                                         -----------------               -------------------
Transportation & Shipping
Burlington Northern Santa Fe                                           -                -        263,400          7,772,934
                                                                         -----------------               -------------------
                                                                                        -                         7,772,934
                                                                         -----------------               -------------------
Utilities
BCE                                                              258,500        5,692,170        625,900         13,782,318
Dominion Resources                                                78,500        4,945,500        272,100         17,142,300
Exelon                                                                 -                -        123,300          7,065,090
FirstEnergy                                                      138,100        5,083,461        432,500         15,920,325
FPL Group                                                         79,600        5,291,012        272,400         18,106,428
Public Service Enterprise Group                                        -                -        366,300         15,651,999(B)
                                                                         -----------------               -------------------
                                                                               21,012,143                        87,668,460
                                                                         -----------------               -------------------
Total Common Stock                                                            469,882,933                     1,441,439,170
Repurchase Agreements
With BNP Paribas 1.24% 6/2/03
(dated 5/30/03, collateralized by $3,918,000
U.S. Treasury Bills due 8/28/03, market
value $3,908,423)                                                                            $ 3,831,000        $ 3,831,000
With BNP Paribas 1.24% 6/2/03
(dated 5/30/03, collateralized by $1,167,000
U.S. Treasury Bills due 8/28/03, market
value $1,164,531)                                             $1,141,000        1,141,000    $ 1,141,000          1,141,000
With Cantor Fitzgerald 1.24% 6/2/03
(dated 5/30/03, collateralized by $1,277,000
U.S. Treasury Notes 5.25% due 5/15/04,
market value $1,329,929 and $589,000 U.S Treasury Notes
7.25% due 5/15/04, market value $624,449)                                                    $ 1,916,000          1,916,000
With Cantor Fitzgerald 1.24% 6/2/03
(dated 5/30/03, collateralized by $381,000
U.S. Treasury Notes 5.25% due 5/15/04,
market value $396,258 and $175,000 U.S. Treasury Notes
7.25% due 5/15/04, market value $186,057)                        571,000          571,000        571,000            571,000
With J. P. Morgan Securities 1.18% 6/2/03
(dated 5/30/03, collateralized by $970,000
U.S. Treasury Notes 2.125% due 8/31/04, market
value $985,892)                                                                                  966,000            966,000
With J. P. Morgan Securities 1.18% 6/2/03
(dated 5/30/03, collateralized by $289,000
U.S. Treasury Notes 2.125% due 8/31/04, market
value $293,751)                                                  288,000          288,000        288,000            288,000
With UBS Warburg 1.24% 6/2/03
(dated 5/30/03, collateralized by $4,387,000
U.S. Treasury Notes 7.875% due 11/15/04, market
value $4,820,909)                                                                              4,725,000          4,725,000
With UBS Warburg 1.24% 6/2/03
(dated 5/30/03, collateralized by $1,307,000
U.S. Treasury Notes 7.875% due 11/15/04, market
value $1,436,410)                                              1,408,000        1,408,000      1,408,000          1,408,000
                                                                         -----------------               -------------------
Total Repurchase Agreements                                                     3,408,000                        14,846,000
                                                                         -----------------               -------------------
----------------------------------------------------------------------------------------------------------------------------
Total Investments at Market                                                 $ 473,280,933                   $ 1,456,285,170
                                                                         -----------------               -------------------
Short Term Investments Held as Collateral for Loaned
  Securities                                                                    5,530,425                      22,289,650(D)

Total Investments at Cost                                                   $ 450,255,979                   $ 1,357,122,370
                                                                         -----------------               -------------------

----------------------------------------------------------

(A)  Non income producing

(B)  Security is partially or fully on loan

(C) No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon completion of the acquisition, no securities would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and restrictions. However, the foregoing sentence shall not restrict in any way the ability of the investment advisor of either of the Funds from buying or selling securities in the normal course of such Fund's business and operations.

(D)  See Note #5 in "Pro Forma Notes to Financial Statements."

ADR - American Depositary Receipts

See Pro Forma Notes to Financial Statements

Delaware Decatur Equity Income Fund
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of May 31, 2003
(Unaudited)

                                                                                                                 Delaware
                                                                                                                  Decatur
                                                                                                                  Equity
                                                                                                                Income Fund
                                                        Delaware          Delaware             Pro Forma         Pro Forma
                                                   Decatur Equity     Growth and Income       Adjustments        Combined
                                                     Income Fund            Fund
                                                   ----------------   -----------------   --------------     ---------------
Assets

Investments, at market value                           $982,994,237        $473,290,933               $-      $1,456,285,170
Cash                                                          1,267                 735                -               2,002
Short Term investments held as collateral
  for loaned securities                                  16,759,225           5,530,425                -          22,289,650
Receivable for fund shares sold                             142,599             110,723                -             253,322
Receivable for securities sold                                    -           1,794,493                -           1,794,493
Dividend and interest receivable                          2,059,265             842,332                -           2,901,597
Other assets                                                    387                 275                -                 662
                                                     --------------    ----------------   --------------     ---------------
          Total Assets                                1,001,956,980         481,569,916                -       1,483,526,896
                                                     --------------    ----------------   --------------     ---------------

Liabilities

Payable for fund shares repurchased                         647,053           1,018,839                -           1,665,892
Payable for securities purchased                            628,422           2,123,530                -           2,751,952
Obligation to return securities lending collateral       16,759,225           5,530,425                -          22,289,650
Accrued expenses and other liabilities                      284,377             259,272                -             543,649
                                                     --------------    ----------------   --------------     ---------------
          Total Liabilities                             18,319,077            8,932,066                -          27,251,143
                                                     --------------    ----------------   --------------     ---------------
Net Assets                                             $983,637,903        $472,637,850               $-      $1,456,275,753
                                                     ==============    ================   ==============     ===============

Analysis of Net Assets

Accumulated paid in capital                          $1,078,608,095        $575,183,355               $-      $1,653,791,450
Undistributed net investment income*                      3,670,719           1,562,744                -           5,233,463
Accumulated net realized loss on investments           (174,768,757)       (127,143,203)               -        (301,911,960)
Unrealized appreciation of investments                   76,127,846          23,034,954                -          99,162,800
                                                     --------------    ----------------   --------------     ---------------
Net Assets                                             $983,637,903        $472,637,850               $-      $1,456,275,753
                                                     ==============    ================   ==============     ===============

*Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

Delaware Decatur Equity Income Fund
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of May 31, 2003
(Unaudited)

                                                                                                                    Delaware
                                                                                                                    Decatur
                                                                                                                    Equity
                                                                                                                  Income Fund
                                                Delaware                Delaware             Pro Forma             Pro Forma
                                             Decatur Equity         Growth and Income       Adjustments             Combined
                                               Income Fund                Fund
                                            ---------------        --------------------   ---------------       ---------------
Outstanding Shares                              65,400,676              37,846,666         (6,407,382)              96,839,960

Retail Class A Shares                           57,482,145              26,079,216         (4,399,838)              79,161,523
Retail Class B Shares                            4,886,161               6,605,676         (1,128,604)              10,363,233
Retail Class C Shares                              774,103               1,508,341           (267,777)               2,014,667
Retail Class R Shares                                    1                       1                  -                        2
Institutional Shares                             2,258,266               3,653,432           (611,163)               5,300,535

Net asset value per share:

Retail Class A Shares                               $15.05                  $12.51                                      $15.05
Retail Class B Shares                               $14.96                  $12.40                                      $14.96
Retail Class C Shares                               $15.05                  $12.38                                      $15.05
Retail Class R Shares                               $15.05                  $12.51                                      $15.05
Institutional Shares                                $15.04                  $12.52                                      $15.04

See Pro Forma Notes to Financial Statements

Delaware Decatur Equity Income Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended May 31, 2003
(Unaudited)




                                                                       Delaware Decatur        Delaware Growth          Pro Forma
                                                                      Equity Income Fund       and Income Fund         Adjustments
                                                                      -----------------------   -------------------   --------------
Investment Income
       Dividend income                                                    $24,789,934              $11,440,264         $       -
       Interest income                                                        258,332                  132,153                 -
       Security lending income                                                 52,845                   41,800
                                                                          -----------            -------------         -----------
       Total Investment Income                                             25,101,111               11,614,217                 -
                                                                          -----------            -------------         -----------

Expenses
       Management fees                                                      6,030,101                3,089,649          (442,162)(A)
       Distribution expenses - Class A                                      2,119,527                  994,154                 -
       Distribution expenses - Class B                                        740,946                  858,252                 -
       Distribution expenses - Class C                                        110,134                  187,450                 -
       Distribution expenses - Class R                                              -                        -                 -
       Dividend disbursing and transfer agent fees and expenses             2,117,766(B)             2,042,195(B)              -
       Accounting and administration expenses                                 431,257                  214,466                 -
       Reports and statements to shareholders                                 233,328                  189,827           (77,600)(C)
       Registration fees                                                       47,213                   44,000           (20,000)(C)
       Professional fees                                                       72,396                   38,290                 -
       Trustees' fees                                                          44,000                   25,000           (16,230)(C)
       Custodian fees                                                          29,957                   22,367              (744)(D)
       Other                                                                  276,922                  156,029                 -
                                                                          -----------            -------------         -----------
                                                                           12,253,547                7,861,679          (556,736)
       Less expenses waived                                                         -                        -                 -
       Less expenses paid indirectly                                         (23,398)                 (11,674)               244(C)
                                                                          -----------            -------------         -----------
       Total expense                                                       12,230,149                7,850,005          (556,492)
                                                                          -----------            -------------         -----------
Net Investment Income                                                      12,870,962                3,764,212           556,492
                                                                          -----------            -------------         -----------


[STUBBED]

Delaware Decatur Equity Income Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended May 31, 2003
(Unaudited)

                                                                  Delaware
                                                                  Decatur
                                                                  Equity
                                                                Income Fund
                                                                 Pro Forma
                                                                  Combined
                                                               --------------
Investment Income
       Dividend income                                           $ 36,230,198
       Interest income                                                390,485
       Security lending income                                         94,645
                                                               --------------
       Total Investment Income                                     36,715,328
                                                               --------------

Expenses
    Management fees                                                 8,677,588
    Distribution expenses - Class A                                 3,113,681
    Distribution expenses - Class B                                 1,599,198
    Distribution expenses - Class C                                   297,584
    Distribution expenses - Class R                                         -
    Dividend disbursing and transfer agent fees and expenses        4,159,961
    Accounting and administration expenses                            645,723
    Reports and statements to shareholders                            345,555
    Registration fees                                                  71,213
     Professional fees                                                110,686
    Trustees' fees                                                     52,770
    Custodian fees                                                     51,580
    Other                                                             432,951
                                                               --------------
                                                                   19,558,490
       Less expenses waived                                                 -(E)
       Less expenses paid indirectly                                  (34,828)
                                                               --------------
       Total expense                                               19,523,662
                                                               --------------
Net Investment Income                                              17,191,666
                                                               --------------

Delaware Decatur Equity Income Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended May 31, 2003
(Unaudited)

                                                                   Delaware Decatur          Delaware Growth            Pro Forma
                                                                  Equity Income Fund         and Income Fund           Adjustments
                                                                -----------------------     -------------------     ----------------
Net Realized and Unrealized Gain/(Loss) on Investments:
       Net realized gain (loss) on:
       Investments                                                       (114,730,169)            (81,694,208)                    -
       Foreign currencies                                                        1,160                     816                    -
                                                                -----------------------     -------------------     ----------------
       Net realized loss                                                 (114,729,009)            (81,693,392)                    -

       Change in unrealized appreciation/(depreciation)
            of investments                                                (22,774,215)               2,859,581                    -
Net Realized and Unrealized Loss on Investments                          (137,503,224)            (78,833,811)                    -
                                                                -----------------------     -------------------     ----------------
Change in Net Assets Resulting from Operations                          $(124,632,262)           $(75,069,599)          $   556,492
                                                                =======================     ===================     ================


(A) Decrease due to the impact of lower break point levels being implemented by merging the funds.
(B) Expense level was increased from historical levels due to the fee schedule change effective June 1, 2003.
(C) Decrease due to elimination of expenses by merging the funds.
(D) Based on trustees' compensation plan for the surviving fund.
(E) An expense limitation will go into effect on Delaware Decatur Equity Income Fund at it's expense level (excluding distribution expenses) immediately prior to the merger.

See Pro Forma Notes to Financial Statements

[STUBBED]

Delaware Decatur Equity Income Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended May 31, 2003
(Unaudited)

                                                                    Delaware
                                                                    Decatur
                                                                    Equity
                                                                  Income Fund
                                                                  Pro Forma
                                                                   Combined
                                                               ---------------

Net Realized and Unrealized Gain/(Loss) on Investments:
       Net realized gain (loss) on:
       Investments                                                (196,424,377)
       Foreign currencies                                                1,976
                                                               ---------------
       Net realized loss                                          (196,422,401)

       Change in unrealized appreciation/(depreciation)
            of investments                                         (19,914,634)
                                                               ---------------
Net Realized and Unrealized Loss on Investments                   (216,337,035)
                                                               ---------------
Change in Net Assets Resulting from Operations                   $(199,145,369)
                                                               ===============


(A) Decrease due to the impact of lower break point levels being implemented by merging the funds.
(B) Expense level was increased from historical levels due to the fee schedule change effective June 1, 2003.
(C) Decrease due to elimination of expenses by merging the funds.
(D) Based on trustees' compensation plan for the surviving fund.
(E) An expense limitation will go into effect on Delaware Decatur Equity Income Fund at it's expense level (excluding distribution expenses) immediately prior to the merger.

See Pro Forma Notes to Financial Statements

Delaware Decatur Equity Income Fund
PRO FORMA COMBINED
Annual Fund Operating Expenses
As of May 31, 2003
(Unaudited)

                         Delaware Decatur Equity Income Fund                 Delaware Growth and Income Fund

                          Retail    Retail    Retail    Retail  Institutional Retail    Retail    Retail    Retail   Institutional
                         Class A   Class B   Class C   Class R    Class       Class A   Class B   Class C   Class R     Class
                          Shares    Shares    Shares    Shares    Shares      Shares    Shares    Shares    Shares     Shares
                          -------   -------   -------  -------  ------------- -------   -------   -------   -------  -------------
Management fees            0.62%     0.62%     0.62%     0.62%     0.62%        0.65%     0.65%     0.65%     0.65%      0.65%

Rule 12b-1 fees            0.25%     1.00%     1.00%     0.60%      N/A         0.30%     1.00%     1.00%     1.00%       N/A

Other expenses             0.34%     0.34%     0.34%     0.34%     0.34%        0.57%     0.57%     0.57%     0.57%      0.57%

Total fund operating
expenses                   1.21%     1.96%     1.96%     1.56%     0.96%        1.52%     2.22%     2.22%     2.22%      1.22%

Fee waviers & payments     0.00%     0.00%     0.00%     0.00%     0.00%        0.00%     0.00%     0.00%     0.00%      0.00%

Expense Limit              1.21%     1.96%     1.96%     1.56%     0.96%        1.52%     2.22%     2.22%     2.22%      1.22%

[STUBBED]

Delaware Decatur Equity Income Fund
PRO FORMA COMBINED
Annual Fund Operating Expenses
As of May 31, 2003
(Unaudited)

                                Delaware Decatur Equity Income Fund
                         Pro Forma Combined
                         Retail    Retail    Retail    Retail   Institutional
                         Class A   Class B   Class C   Class R     Class
                         Shares    Shares    Shares    Shares     Shares
                         ------    -------   -------   -------   ------------
Management fees           0.60%     0.60%     0.60%     0.60%      0.60%

Rule 12b-1 fees           0.26%     1.00%     1.00%     0.60%       N/A

Other expenses            0.41%     0.41%     0.41%     0.41%      0.41%

Total fund operating
expenses                  1.27%     2.01%     2.01%     1.61%      1.01%

Fee waviers & payments   -0.05%    -0.05%    -0.05%    -0.05%     -0.05%(A)

Expense Limit             1.22%     1.96%     1.96%     1.56%      0.96%(A)


(A) An expense limitation will go into effect on Delaware Decatur Equity Income Fund at it's expense level (excluding distributing expenses) immediately prior to the merger.

Delaware Decatur Equity Income Fund
Pro Forma Notes to Financial Statements
May 31, 2003 (Unaudited)

Delaware Group Equity Funds II (the "Trust") is organized as a Delaware business trust and offers four series: Delaware Decatur Equity Income Fund, Delaware Diversified Value Fund, Delaware Growth and Income Fund, and Delaware Social Awareness Fund. These financial statements and related notes pertain to the Delaware Decatur Equity Income Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Delaware Decatur Equity Income Fund is to seek total return.

1.  Basis of Pro forma Presentation
The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Delaware Growth and Income Fund by the Delaware Decatur Equity Income Fund, as if such acquisition had taken place as of June 1, 2002.

Under the terms of the Plan of Reorganization, the combination of the Delaware Growth and Income Fund and the Delaware Decatur Equity Income Fund will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of the Delaware Growth and Income Fund in exchange for shares of the Delaware Decatur Equity Income Fund at net asset value. The statement of assets and liabilities and the related statement of operations of the Delaware Growth and Income Fund and the Delaware Decatur Equity Income Fund have been combined for the twelve months ended May 31, 2003.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Delaware Decatur Equity Income Fund semiannual report dated May 31, 2003 and the Delaware Growth and Income Fund semiannual report dated May 31, 2003.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Delaware Growth and Income Fund by the Delaware Decatur Equity Income Fund had taken place as of June 1, 2002.

2.  Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation- All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $34,593 for the period ended May 31, 2003. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended May 31, 2003 were approximately $235. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

3. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of the investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

4.  Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of May 31, 2003, or at any time during the period.

5.  Securities Lending
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. At May 31, 2003, the market value of the securities on loan was $22,076,484.

The securities on loan were collateralized by the following:

Description                                                         Market Value
UBS Warburg LLC 1.38% 6/2/03                                         $11,805,236
Fannie Mae 1.31% 1/29/04                                              6,315,385
Barclays London 1.27% 6/17/03                                         1,011,849
Goldman Sachs Group 1.52% 7/14/03                                        884,187
Wilmington Trust Company 1.26% 7/21/03                                   633,509
Merrill Lynch Mortgage Capital 1.48% 6/6/03                              631,562
Racers Series 2002-35-C 1.61% 4/15/04                                    629,015
Morgan Stanley Dean Witter 1.41% 6/30/04                                 252,624
Canadian Imperial Bank NY 1.41% 10/9/03                                  126,283
                                                                     -----------
                                                                     $22,289,650
                                                                     -----------

        Combined Pro Forma Financial Statements for the Reorganization of Delaware Growth and Income Fund, Delaware Devon Fund and Delaware Core Equity
                  Fund into Delaware Decatur Equity Income Fund

Delaware Decatur Equity Income Fund
Pro Forma Portfolio of Investments(C)
As of May 31, 2003

(Unaudited)

                                                  Delaware Decatur               Delaware Growth
                               % of Net          Equity Income Fund              and Income Fund
                                Assets       Shares/Par    Market Value     Shares/Par     Market Value
                               --------      --------------------------     ---------------------------
Common Stock                      98.99%
Aerospace & Defense                1.71%
Boeing                                         222,200     $ 6,814,874       108,800      $ 3,336,896
Honeywell International                        351,500       9,209,300       189,400        4,962,280
United Technologies                                  -               -             -                -
                                                           -----------                    -----------
                                                            16,024,174                      8,299,176
                                                           -----------                    -----------
Automobiles & Automotive Parts     0.92%
General Motors                                 273,500       9,662,755       108,700        3,840,371
                                                           -----------                    -----------
                                                             9,662,755                      3,840,371
                                                           -----------                    -----------
Banking & Finance                 19.67%
American Express                                     -               -             -                -
Bank of America                                275,082      20,411,084       132,548        9,835,062
Bank of New York                               616,600      17,850,570       215,700        6,244,515
Charter One Financial                                -               -       152,900        4,657,334
Citigroup                                      407,400      16,711,548       248,400       10,189,368
Comerica                                       274,600      12,705,742       134,300        6,214,061
Fannie Mae                                           -               -             -                -
FleetBoston Financial                          495,700      14,657,849       147,400        4,358,618
Freddie Mac                                          -               -             -                -
Goldman Sachs Group                            183,800      14,979,700       123,600       10,073,400
J.P. Morgan Chase                              613,890      20,172,425       326,150       10,717,289
KeyCorp                                        358,000       9,451,200        81,100        2,141,040
MBNA                                           626,000      12,551,300       341,000        6,837,050
Mellon Financial                               615,000      16,709,550       303,600        8,248,812
Morgan Stanley                                 254,400      11,638,800       229,400       10,495,050
U.S. Bancorp                                   864,100      20,479,171       417,300        9,890,010
Wells Fargo                                          -               -        93,200        4,501,560
                                                           -----------                    -----------
                                                           188,318,939                    104,403,169
                                                           -----------                    -----------

[RESTUBBED TABLE]

                                                                                                   Delaware Decatur
                                          Delaware                    Delaware Core               Equity Income Fund
                                         Devon Fund                    Equity Fund                Pro Forma Combined
                                Shares/Par    Market Value     Shares/Par    Market Value     Shares/Par    Market Value
                               -----------------------------  -----------------------------  -----------------------------
Common Stock
Aerospace & Defense
Boeing                             36,400       $1,116,388             -      $        -        367,400       $11,268,158
Honeywell International            30,900          809,580             -               -        571,800        14,981,160
United Technologies                12,800          873,600             -               -                          873,600
                                                 ---------                    ----------                       ----------
                                                 2,799,568                             -                       27,122,918
                                                 ---------                    ----------                       ----------
Automobiles & Automotive Parts
General Motors                     30,100        1,063,433             -               -        412,300        14,566,559
                                                 ---------                    ----------                       ----------
                                                 1,063,433                             -                       14,566,559
                                                 ---------                    ----------                       ----------
Banking & Finance
American Express                        -                -        15,400         641,564         15,400           641,564
Bank of America                    14,445        1,071,819             -               -        422,075        31,317,965
Bank of New York                   46,300        1,340,385             -               -        878,600        25,435,470
Charter One Financial              33,800        1,029,548             -               -
Citigroup                          68,512        2,810,362             -               -        724,312        29,711,278
Comerica                           23,600        1,091,972             -               -        432,500        20,011,775 (B)
Fannie Mae                              -               -          7,000         518,000          7,000           518,000
FleetBoston Financial                   -                -             -               -        643,100        19,016,467
Freddie Mac                        27,900        1,668,699             -               -         27,900         1,668,699
Goldman Sachs Group                17,000        1,385,500             -               -        324,400        26,438,600
J.P. Morgan Chase                  34,590        1,136,627             -               -        974,630        32,026,341
KeyCorp                                                 -              -               -        439,100        11,592,240
MBNA                               79,100        1,585,955        27,500         551,375      1,073,600        21,525,680
Mellon Financial                   49,800        1,353,066        16,000         434,720        984,400        26,746,148
Morgan Stanley                                          -              -               -        483,800        22,133,850
U.S. Bancorp                       77,000        1,824,900             -               -      1,358,400        32,194,081
Wells Fargo                        21,100        1,019,130             -               -        114,300         5,520,690
                                                 ---------                     ---------                      -----------
                                                17,317,963                     2,145,659                      312,185,730
                                                ----------                     ---------                      -----------

Delaware Decatur Equity Income Fund
Pro Forma Portfolio of Investments(C)
As of May 31,2003

(Unaudited)

                                                  Delaware Decatur               Delaware Growth
                               % of Net          Equity Income Fund              and Income Fund
                                Assets       Shares/Par    Market Value     Shares/Par     Market Value
                               --------      --------------------------     ---------------------------
Building & Materials               0.06%
Fluor                                                -               -             -                -
                                                            ----------                     ----------
                                                     -               -             -                -
                                                            ----------                     ----------

Cable, Media & Publishing          1.37%
Comcast - Special Class A                            -               -             -                -
Gannett                                         94,400       7,457,600        45,200        3,570,800
Knight-Ridder                                   68,900       4,853,316        31,900        2,247,036
Omnicom Group                                        -               -             -                -
Viacom Class B                                       -               -             -                -
                                                            ----------                     ----------
                                                            12,310,916                      5,817,836
                                                            ----------                     ----------
Chemicals                          3.49%
Air Products & Chemicals                       161,200       7,026,708       101,300        4,415,667
Dow Chemical                                   468,000      14,882,400       252,000        8,013,600
duPont (E.I.) de Nemours                       222,400       9,371,936       107,800        4,542,692
Ecolab                                                               -             -                -
Praxair                                                              -             -                -
Rohm & Haas                                                          -       110,800        3,593,244
                                                            ----------                     ----------
                                                            31,281,044                     20,565,203
                                                            ----------                     ----------
Computers & Technology             7.20%
Cisco Systems                                  788,500      12,836,780       384,500        6,259,660
Dell Computer                                        -               -             -                -
First Data                                     175,900       7,285,778       122,500        5,073,950
Fiserv                                               -               -             -                -
Hewlett-Packard                                      -               -       197,100        3,843,450
International Business Machines                119,900      10,555,996        51,300        4,516,452
Intuit                                               -               -             -                -
Microsoft                                      532,700      13,109,747       271,400        6,679,154
Oracle                                       1,111,800      14,464,518       544,200        7,080,042
Pitney Bowes                                   211,900       8,139,079             -                -
                                                            ----------                     ----------
                                                            66,391,898                     33,452,708
                                                            ----------                     ----------

[RESTUBBED TABLE]

                                                                                                   Delaware Decatur
                                          Delaware                    Delaware Core               Equity Income Fund
                                         Devon Fund                    Equity Fund                Pro Forma Combined
                                Shares/Par    Market Value     Shares/Par    Market Value     Shares/Par    Market Value
                               -----------------------------  -----------------------------  -----------------------------
Building & Materials
Fluor                              28,100          997,269             -                 -          28,100         997,269
                                                ----------                       ---------                     -----------
                                                   997,269                               -                         997,269
                                                ----------                       ---------                     -----------

Cable, Media & Publishing
Comcast - Special Class A          26,400          760,000             -                 -          26,400         760,848 (A)
Gannett                                 -                -         9,000           711,000         148,600      11,739,400
Knight-Ridder                           -                -             -                 -         100,800       7,100,352 (B)
Omnicom Group                           -                -        10,000           698,100          10,000         698,100
Viacom Class B                     33,963        1,545,996             -                 -          33,963       1,545,996 (A)
                                                ----------                       ---------                     -----------
                                                 2,306,844                       1,409,100                      21,844,696
                                                ----------                       ---------                     -----------
Chemicals
Air Products & Chemicals                -                -             -                 -         262,500      11,442,375
Dow Chemical                            -                -             -                 -         720,000      22,896,000
duPont (E.I.) de Nemours           28,500        1,200,990             -                 -         358,700      15,115,618
Ecolab                             14,200          763,250        16,700           897,625          30,900       1,660,875
Praxair                                 -                -        11,000           659,890          11,000         659,890
Rohm & Haas                             -                -             -                 -         110,800       3,593,244
                                                ----------                       ---------                     -----------
                                                 1,964,240                       1,557,515                      55,368,002
                                                ----------                       ---------                     -----------
Computers & Technology
Cisco Systems
Dell Computer                      39,700        1,242,213        23,000           719,670          62,700       1,961,883 (A)
First Data                         31,700        1,313,014             -                 -         330,100      13,672,742
Fiserv                                  -                -        18,000           595,620          18,000         595,620 (A)
Hewlett-Packard                         -                -             -                 -         197,100       3,843,450
International Business Machines    17,700        1,558,308             -                 -         188,900      16,630,756
Intuit                                  -                -        16,000           737,440          16,000         737,440 (A)
Microsoft                         134,400        3,307,584        30,000           738,300         968,500      23,834,785
Oracle                            133,600        1,738,136             -                 -       1,789,600      23,282,696 (A)
Pitney Bowes                            -                -             -                 -         211,900       8,139,079
                                                ----------                       ---------                     -----------
                                                10,842,607                       3,507,350                     114,194,563
                                                ----------                       ---------                     -----------

Delaware Decatur Equity Income Fund
Pro Forma Portfolio of Investments(C)
As of May 31,2003

(Unaudited)


                                                     Delaware Decatur               Delaware Growth
                                  % of Net          Equity Income Fund              and Income Fund
                                   Assets       Shares/Par    Market Value     Shares/Par     Market Value
                                  --------      --------------------------     ---------------------------
Consumer Products                    5.23%
3M                                                58,400       7,385,848             -                   -
Gillette                                         346,600      11,649,226       149,700           5,031,417
Kimberly-Clark                                   375,800      19,515,294       181,000           9,399,330
Newell Rubbermaid                                631,500      17,997,750       309,300           8,815,050
Procter & Gamble                                       -               -             -                   -
                                                              ----------                        ----------
                                                              56,548,118                        23,245,797
                                                              ----------                        ----------
Electronics & Electrical Equipment   6.31%
Danaher                                                -               -             -                   -
Eaton                                            101,300       8,502,109             -                   -
Emerson Electric                                 183,200       9,581,360        90,000           4,707,000
General Electric                                 455,300      13,067,110       274,400           7,875,280
Intel                                            765,100      15,944,684       359,600           7,494,064
National Semiconductor                                 -               -        96,100           2,398,656
Raytheon                                         305,700       9,794,628       150,600           4,825,224
Teradyne                                               -               -             -                   -
Texas Instruments                                      -               -       218,000           4,469,000
                                                              ----------                        ----------
                                                              56,889,891                        31,769,224
                                                              ----------                        ----------
Energy                               8.15%
ChevronTexaco                                    354,900      25,176,606        86,500           6,136,310
ConocoPhillips                                         -               -             -                   -
Exxon Mobil                                      534,326      19,449,466       299,254          10,892,846
Kerr-McGee                                       348,700      16,591,146       138,500           6,589,830
Marathon Oil                                           -               -             -                   -
Noble                                                  -               -             -                   -
Occidental Petroleum                             458,200      15,459,668       172,500           5,820,150
Royal Dutch Petroleum ADR                        217,300       9,898,015       105,800           4,819,190
Tidewater                                              -               -             -                   -
Valero Energy                                          -               -             -                   -
                                                              ----------                        ----------
                                                              86,574,901                        34,258,326
                                                              ----------                        ----------

[RESTUBBED TABLE]

                                                                                                      Delaware Decatur
                                             Delaware                    Delaware Core               Equity Income Fund
                                            Devon Fund                    Equity Fund                Pro Forma Combined
                                   Shares/Par    Market Value     Shares/Par    Market Value     Shares/Par    Market Value
                                  -----------------------------  -----------------------------  -----------------------------
Consumer Products
3M                                    8,200        1,037,054             -                 -         66,600         8,422,902
Gillette                                  -                -             -                 -        496,300        16,680,643
Kimberly-Clark                       25,500        1,324,215             -                 -        582,300        30,238,839
Newell Rubbermaid                         -                -             -                 -        940,800        26,812,800
Procter & Gamble                      9,630          884,227             -                 -          9,630           884,227
                                                   ---------                       ---------      ---------       -----------
                                                   3,245,496                               -                       83,039,411
                                                   ---------                       ---------      ---------       -----------
Electronics & Electrical Equipment
Danaher                                   -                -         9,000           602,280          9,000           602,280
Eaton                                                      -             -                 -        101,300         8,502,109
Emerson Electric                     36,500        1,908,950             -                 -        309,700        16,197,310
General Electric                     98,814        2,835,962        17,800           510,860        846,314        24,289,212
Intel                               107,500        2,240,300        29,000           604,360      1,261,200        26,283,408
National Semiconductor                    -                -             -                 -         96,100         2,398,656 (A)
Raytheon                                  -                -             -                 -        456,300        14,619,852
Teradyne                             79,800        1,368,570             -                 -         79,800         1,368,570 (A)(B)
Texas Instruments                    69,200        1,418,600             -                 -        287,200         5,887,600
                                                   ---------                       ---------      ---------       -----------
                                                   9,772,382                       1,717,500                      100,148,997
                                                   ---------                       ---------      ---------       -----------
Energy
ChevronTexaco                        20,800        1,475,552             -                 -        462,200        32,788,468
ConocoPhillips                            -                -        13,966           753,745         13,966           753,745
Exxon Mobil                          61,500        2,238,600        15,000           546,000        910,080        33,126,912
Kerr-McGee                           22,000        1,046,760             -                 -        509,200        24,227,736
Marathon Oil                              -                -        15,000           385,950         15,000           385,950
Noble                                22,000          784,520             -                 -         22,000           784,520 (A)
Occidental Petroleum                      -                -             -                 -        630,700        21,279,818
Royal Dutch Petroleum ADR                 -                -             -                 -        323,100        14,717,205 (B)
Tidewater                            16,000          528,320             -                 -         16,000           528,320
Valero Energy                        22,600          847,500             -                 -         22,600           847,500
                                                   ---------                       ---------                      -----------
                                                   6,921,252                       1,685,695                      129,440,174
                                                   ---------                       ---------                      -----------

Delaware Decatur Equity Income Fund
Pro Forma Portfolio of Investments(C)
As of May 31,2003

(Unaudited)

                                                     Delaware Decatur               Delaware Growth
                                  % of Net          Equity Income Fund              and Income Fund
                                   Assets       Shares/Par    Market Value     Shares/Par     Market Value
                                  --------      --------------------------     ---------------------------
Food, Beverage & Tobacco             6.03%
Anheuser-Busch                                    195,200      10,273,376          95,900        5,047,217
Coca Cola                                         159,400       7,263,858               -                -
General Mills                                     274,400      12,836,432          70,600        3,302,668
Kellogg Company                                   341,000      12,003,200               -                -
Kraft Foods Class A                               219,500       7,111,800         107,200        3,473,280
PepsiCo                                           172,600       7,628,920         110,600        4,888,520
Sysco                                             302,600       9,362,444         152,200        4,709,068
                                                               ----------                       ----------
                                                               66,480,030                       21,420,753
                                                               ----------                       ----------
Healthcare & Pharmaceuticals         8.76%
Abbott Laboratories                               344,200      15,334,110         189,600        8,446,680
Amgen                                                   -               -               -                -
Baxter International                              595,800      15,097,572         291,400        7,384,076
Biomet                                                  -               -               -                -
Bristol-Myers Squibb                              578,000      14,796,800         211,900        5,424,640
Cardinal Health                                         -               -               -                -
HCA                                                     -               -               -                -
Johnson & Johnson                                       -               -               -                -
Medtronic                                               -               -               -                -
Pfizer                                            485,800      15,069,516         212,020        6,576,860
Quest Diagnostics                                       -               -               -                -
Stryker                                                 -               -               -                -
Wyeth                                             456,300      20,008,755         243,600       10,681,860
                                                               ----------                       ----------
                                                               80,306,753                       38,514,116
                                                               ----------                       ----------
Industrial Machinery                 1.33%
Caterpillar                                       183,500       9,569,525         101,700        5,303,655
Deere                                                   -               -         128,300        5,602,861
Ingersoll-Rand Class A                                  -               -               -                -
                                                               ----------                       ----------
                                                                9,569,525                       10,906,516
                                                               ----------                       ----------

                                                                                                       Delaware Decatur
                                              Delaware                    Delaware Core               Equity Income Fund
                                             Devon Fund                    Equity Fund                Pro Forma Combined
                                    Shares/Par    Market Value     Shares/Par    Market Value     Shares/Par    Market Value
                                   -----------------------------  -----------------------------  -----------------------------
Food, Beverage & Tobacco
Anheuser-Busch                        27,700        1,457,851        16,000           842,080       334,800        17,620,524
Coca Cola                             24,400        1,111,908             -                -        183,800         8,375,766
General Mills                              -                -             -                -        345,000        16,139,100
Kellogg Company                       23,800          837,760             -                -        364,800        12,840,960
Kraft Foods Class A                        -                -             -                -        326,700        10,585,080
PepsiCo                               23,700        1,047,540        18,000           795,600       324,900        14,360,580
Sysco                                 25,900          801,346        29,000           897,260       509,700        15,770,118
                                                    ---------                       ---------                     -----------
                                                    5,256,405                       2,534,940                      95,692,128
                                                    ---------                       ---------                     -----------
Healthcare & Pharmaceuticals
Abbott Laboratories                   32,700        1,456,785        13,000           579,150       579,500        25,816,725
Amgen                                 25,000        1,617,750             -                -         25,000         1,617,750 (A)
Baxter International                       -                -             -                -        887,200        22,481,648
Biomet                                36,800        1,012,000             -                -         36,800         1,012,000
Bristol-Myers Squibb                       -                -             -                         789,900        20,221,440
Cardinal Health                            -                -        13,000           750,230        13,000           750,230
HCA                                   33,800        1,115,400             -               -          33,800         1,115,400
Johnson & Johnson                     38,900        2,114,215         9,000           489,150        47,900         2,603,365
Medtronic                             22,224        1,082,976        19,000           925,870        41,224         2,008,846
Pfizer                               140,365        4,354,122        19,000           589,380       857,185        26,589,878
Quest Diagnostics                          -                -         9,000           570,240         9,000           570,240 (A)
Stryker                                    -                -        13,000           875,420        13,000           875,420
Wyeth                                 60,200        2,639,770             -                 -       760,100        33,330,385
                                                   ----------                       ---------                     -----------
                                                   15,393,018                       4,779,440                     138,993,327
                                                   ----------                       ---------                     -----------
Industrial Machinery
Caterpillar                                -                -             -                 -       285,200        14,873,180
Deere                                      -                -             -                 -       128,300         5,602,861
Ingersoll-Rand Class A                     -                -        14,000           613,200        14,000           613,200
                                                   ----------                       ---------                     -----------
                                                            -                         613,200                      21,089,241
                                                   ----------                       ---------                     -----------

Delaware Decatur Equity Income Fund
Pro Forma Portfolio of Investments(C)
As of May 31,2003

(Unaudited)


                                                     Delaware Decatur               Delaware Growth
                                  % of Net          Equity Income Fund              and Income Fund
                                   Assets       Shares/Par    Market Value     Shares/Par     Market Value
                                  --------      --------------------------     ---------------------------
Insurance                            10.17%
Aflac                                                   -               -              -               -
Allstate                                          392,900      14,140,471        132,900        4,783,071
AMBAC Financial Group                                   -               -              -                -
American International Group                            -               -         88,900        5,145,532
Chubb                                             236,300      15,130,289        114,600        7,337,838
John Hancock Financial Services                   526,700      15,932,675        255,000        7,713,750
Marsh & McLennan                                  398,400      19,971,792        188,800        9,464,544
MBIA                                              163,800       8,198,190         79,600        3,983,980
MGIC Investment                                   212,200      11,463,044        133,800        7,227,876
XL Capital Ltd. Class A                           197,900      17,227,195         90,100        7,843,205
                                                              -----------                      ----------
                                                              102,063,656                      53,499,796
                                                              -----------                      ----------
Leisure, Lodging & Entertainment      3.36%
Darden Restaurants                                387,600       7,678,356        248,100        4,914,861
MGM Grand                                         259,000       7,316,750        127,400        3,599,050
Starwood Hotels & Resorts Worldwide               289,600       8,392,608        141,400        4,097,772
Walt Disney                                             -               -        188,400        3,702,060
Westwood One                                      201,600       6,826,176         98,300        3,328,438
                                                              -----------                      ----------
                                                               30,213,890                      19,642,181
                                                              -----------                      ----------
Metals & Mining                       0.93%
Alcoa                                             320,200       7,880,122        192,200        4,730,042
Consol Energy                                           -               -                               -
                                                              -----------                      ----------
                                                                7,880,122                       4,730,042
                                                              -----------                      ----------
Paper & Forest Products               1.70%
International Paper                               468,918      17,195,223        229,900        8,433,733
Weyerhaeuser                                            -               -              -                -
                                                              -----------                      ----------
                                                               17,195,223                       8,433,733
                                                              -----------                      ----------

[RESTUBBED TABLE]

                                                                                                       Delaware Decatur
                                              Delaware                    Delaware Core               Equity Income Fund
                                             Devon Fund                    Equity Fund                Pro Forma Combined
                                    Shares/Par    Market Value     Shares/Par    Market Value     Shares/Par    Market Value
                                   -----------------------------  -----------------------------  -----------------------------
Insurance
Aflac                                     -                 -        23,000          756,930       23,000           756,930
Allstate                                  -                 -             -              -        525,800        18,923,542
AMBAC Financial Group                     -                 -        14,000          933,940       14,000           933,940
American International Group         28,937         1,674,874        11,000          636,680      128,837         7,457,086
Chubb                                14,100           902,823             -                -      365,000        23,370,950
John Hancock Financial Services           -                 -             -                -      781,700        23,646,425
Marsh & McLennan                          -                 -             -                -      587,200        29,436,336 (B)
MBIA                                      -                 -             -                -      243,400        12,182,170 (B)
MGIC Investment                      16,900           912,938             -                -      362,900        19,603,858
XL Capital Ltd. Class A                   -                 -             -                -      288,000        25,070,400
                                                    ---------                      ---------                    -----------
                                                    3,490,635             -        2,327,550                    161,381,637
                                                    ---------                      ---------                    -----------
Leisure, Lodging & Entertainment
Darden Restaurants                        -                 -                              -      635,700        12,593,217
MGM Grand                            18,700           528,275             -                -      405,100        11,444,075 (A)
Starwood Hotels & Resorts Worldwide  42,200         1,222,956             -                -      473,200        13,713,336
Walt Disney                          91,500         1,797,975             -                -      279,900         5,500,035 (B)
Westwood One                              -               -               -                -      299,900        10,154,614 (A)
                                                    3,549,206             -                                      53,405,277


Metals & Mining
Alcoa                                42,400         1,043,464             -                -      554,800        13,653,628
Consol Energy                        48,300         1,079,505             -                -       48,300         1,079,505 (B)
                                                    ---------                      ---------                    -----------
                                                    2,122,969             -                                      14,733,133

Paper & Forest Products
International Paper                  14,100           517,047             -                -      712,918        26,146,003
Weyerhaeuser                         17,000           856,460             -                -       17,000           846,460
                                                    ---------                      ---------                    -----------
                                                    1,373,507                              -                     27,002,463
                                                    ---------                      ---------                    -----------



                                                     Delaware Decatur               Delaware Growth
                                  % of Net          Equity Income Fund              and Income Fund
                                   Assets       Shares/Par    Market Value     Shares/Par     Market Value
                                  --------      --------------------------     ---------------------------
Retail                             2.43%
eBay                                                    -               -             -                   -
Federated Department Stores                       229,400       7,455,500             -                   -
Home Depot                                              -               -             -                   -
Kohl's                                                  -               -             -                   -
Limited Brands                                    867,100      13,231,946             -                   -
Target                                                  -               -       158,500           5,805,855
Walgreen                                                -               -             -                   -
Wal-Mart Stores                                         -               -             -                   -
                                                              -----------                       -----------
                                                               20,687,446                         5,805,855
                                                              -----------                       -----------
Telecommunications                 3.08%
Alltel                                            131,100       6,277,068        92,600           4,433,688
BellSouth                                         247,400       6,558,574                             -   -
SBC Communications                                377,864       9,620,427       183,711           4,677,282
Verizon Communications                            241,736       9,149,708       151,672           5,740,785
                                                              -----------                       -----------
                                                               31,605,777                        14,851,755
                                                              -----------                       -----------
Textiles, Apparel & Furniture      0.79%
Nike                                              127,200       7,121,928        96,700           5,414,233
                                                              -----------                       -----------
                                                                7,121,928                         5,414,233
                                                              -----------                       -----------
Transportation & Shipping          0.61%
Burlington Northern Santa Fe                      263,400       7,772,934             -                   -
CSX                                                     -               -             -                   -
Southwest Airlines                                      -               -             -                   -
                                                              -----------                       -----------
                                                                7,772,934                                 -
                                                              -----------                       -----------
Utilities                          5.67%
BCE                                               367,400       8,090,148       258,500           5,692,170
Dominion Resources                                193,600      12,196,800        78,500           4,945,500
Exelon                                            123,300       7,065,090             -                   -
FirstEnergy                                       294,400      10,836,864       138,100           5,083,461
FPL Group                                         192,800      12,815,416        79,600           5,291,012
Public Service Enterprise Group                   366,300      15,651,999             -                   -
                                                              -----------                       -----------
                                                               66,656,317                        21,012,143
                                                              -----------                       -----------
Total Common Stock                                            971,556,237                       469,882,933

Short-term Investments             0.02%
Dreyfus Tax Exempt Cash Management                      -               -             -                   -
                                                              -----------                       -----------
                                                                        -                                 -
                                                              -----------                       -----------

[RESTUBBED TABLE]

                                                                                                        Delaware Decatur
                                                Delaware                    Delaware Core               Equity Income Fund
                                               Devon Fund                    Equity Fund                Pro Forma Combined
                                      Shares/Par    Market Value     Shares/Par    Market Value     Shares/Par    Market Value
                                     -----------------------------  -----------------------------  -----------------------------
Retail
eBay                                           -                -         9,000           915,390        9,000           915,390 (A)
Federated Department Stores               34,500        1,121,250             -                 -      263,900         8,576,750 (A)
Home Depot                                38,600        1,254,114        23,000           747,270       61,600         2,001,384
Kohl's                                    18,700          978,945        10,000           523,500       28,700         1,502,445 (A)
Limited Brands                           106,400        1,623,664             -                 -      973,500        14,855,610
Target                                    39,200        1,435,896        18,000           659,340      215,700         7,901,091
Walgreen                                       -                -        19,000           585,010       19,000           585,010
Wal-Mart Stores                           43,600        2,293,796             -                 -       43,600         2,293,796
                                                      -----------                      ----------                    -----------
                                                        8,707,665                       3,430,510                     38,631,476
                                                      -----------                      ----------                    -----------
Telecommunications
Alltel                                         -                -             -                 -      223,700        10,710,756 (B)
BellSouth                                      -                -             -                 -      247,400         6,558,574
SBC Communications                        43,392        1,104,760             -                 -      604,967        15,402,469
Verizon Communications                    24,900          942,465         9,800           370,930      428,108        16,203,888
                                                      -----------                      ----------                    -----------
                                                        2,047,225                         370,930                     48,875,687
                                                      -----------                      ----------                    -----------
Textiles, Apparel & Furniture
Nike                                           -                -             -                 -      223,900        12,536,161 (B)
                                                      -----------                      ----------                    -----------
                                                                -                               -                     12,536,161
                                                      -----------                      ----------                    -----------
Transportation & Shipping
Burlington Northern Santa Fe                   -                -             -                 -      263,400         7,772,934
CSX                                       21,300          697,575             -                 -       21,300          -697,575
Southwest Airlines                        80,900        1,300,063             -                 -       80,900         1,300,063
                                                      -----------                      ----------                    -----------
                                                        1,997,638                               -                      9,770,572
                                                      -----------                      ----------                    -----------
Utilities
BCE                                            -                -             -                 -      625,900        13,782,318
Dominion Resources                        21,200        1,335,600             -                 -      293,300        18,477,900
Exelon                                    16,500          945,450             -                 -      139,800         8,010,540
FirstEnergy                                    -                -             -                 -      432,500        15,920,325
FPL Group                                      -                -             -                 -      272,400        18,106,428
Public Service Enterprise Group                -                -             -                 -      366,300        15,651,999 (B)
                                                      -----------                      ----------                    -----------
                                                        2,281,050                               -                     89,949,510
                                                      -----------                      ----------                    -----------
Total Common Stock                                    103,450,372                      26,079,389                  1,570,968,931

Short-term Investments
Dreyfus Tax Exempt Cash Management             -                -       383,326           383,326      383,326           383,326
                                                      -----------                      ----------                    -----------
                                                                -                         383,326                        383,326
                                                      -----------                      ----------                    -----------

Delaware Decatur Equity Income Fund
Pro Forma Portfolio of Investments(C)
As of May 31, 2003
(Unaudited)



                                                             Delaware Decatur               Delaware Growth
                                          % of Net          Equity Income Fund              and Income Fund
                                           Assets       Shares/Par    Market Value     Shares/Par     Market Value
                                          --------      --------------------------     ---------------------------
Repurchase Agreements                       1.03%
With BNP Paribas 1.24% 6/2/03
(dated 5/30/03, collateralized by
$3,918,000 U.S. Treasury Bills due
8/28/03, market value $3,908,423)                        $3,831,000     3,831,000

With BNP Paribas 1.24% 6/2/03
(dated 5/30/03, collateralized by
$1,167,000 U.S. Treasury Bills due
8/28/03, market value $1,164,531)                                                       $1,141,000       1,141,000

With BNP Paribas 1.24% 6/2/03
(dated 5/30/03, collateralized by
$494,000 U.S. Treasury Bills due
8/28/03, market value $493,081)

With Cantor Fitzgerald 1.24% 6/2/03
(dated 5/30/03, collateralized by
$1,277,000 U.S. Treasury Notes 5.25%
due 5/15/04, market value $1,329,929
and $589,000 U.S Treasury Notes 7.25%
due 5/15/04, market value $624,449)                       1,916,000     1,916,000

With Cantor Fitzgerald 1.24% 6/2/03
(dated 5/30/03, collateralized by
$381,000 U.S. Treasury Notes 5.25% due
5/15/04, market value $396,258 and
$175,000 U.S. Treasury Notes 7.25% due
5/15/04, market value $186,057)                                                            571,000         571,000

With Cantor Fitzgerald 1.24% 6/2/03
(dated 5/30/03, collateralized by
$161,000 U.S. Treasury Notes 5.25% due
5/15/04, market value $167,782 and
$74,000 U.S. Treasury Notes 7.25% due
5/15/04, market value $78,779)

With J. P. Morgan Securities 1.18% 6/2/03
(dated 5/30/03, collateralized by
$970,000 U.S. Treasury Notes 2.125% due
8/31/04, market value $985,892)                             966,000       966,000

With J. P. Morgan Securities 1.18% 6/2/03
(dated 5/30/03, collateralized by
$289,000 U.S. Treasury Notes 2.125% due
8/31/04, market value $293,751)                                                            288,000         288,000

With J. P. Morgan Securities 1.18% 6/2/03
(dated 5/30/03, collateralized by
$122,000 U.S. Treasury Notes 2.125% due
8/31/04, market value $124,379)

With UBS Warburg 1.24% 6/2/03
(dated 5/30/03, collateralized by
$4,387,000 U.S. Treasury Notes 7.875%
due 11/15/04, market value $4,820,909)                    4,725,000     4,725,000

With UBS Warburg 1.24% 6/2/03
(dated 5/30/03, collateralized by
$1,307,000 U.S. Treasury Notes 7.875%
due 11/15/04, market value $1,436,410)                                                   1,408,000       1,408,000

With UBS Warburg 1.24% 6/2/03
(dated 5/30/03, collateralized by
$553,000 U.S. Treasury Notes 7.875% due
11/15/04, market value $608,198)
                                                                     ------------                      ------------
Total Repurchase Agreements                                            11,438,000                         3,408,000
                                                                     ------------                      ------------

------------------------------------------------------------------------------------------------------------------------------------
Total Investments at Market               100.04%                    $982,994,237                      $473,290,933
                                                                     ------------                      ------------
Short Term Investments Held as Collateral
for Loaned Securities                                                  16,759,225                         5,530,425

Total Investments at Cost                                            $906,866,391                      $450,255,979
                                                                     ------------                      ------------


[RESTUBBED TABLE]


Delaware Decatur Equity Income Fund
Pro Forma Portfolio of Investments(C)
As of May 31, 2003
(Unaudited)

                                                  Delaware                    Delaware Core               Equity Income Fund
                                                 Devon Fund                    Equity Fund                Pro Forma Combined
                                        Shares/Par    Market Value     Shares/Par    Market Value     Shares/Par    Market Value
                                       -----------------------------  -----------------------------  -----------------------------
Repurchase Agreements
With BNP Paribas 1.24% 6/2/03
(dated 5/30/03, collateralized by
$3,918,000 U.S. Treasury Bills due
8/28/03, market value $3,908,423)                                                                       $3,831,000     3,831,000

With BNP Paribas 1.24% 6/2/03
(dated 5/30/03, collateralized by
$1,167,000 U.S. Treasury Bills due
8/28/03, market value $1,164,531)                                                                        1,141,000     1,141,000

With BNP Paribas 1.24% 6/2/03
(dated 5/30/03, collateralized by
$494,000 U.S. Treasury Bills due
8/28/03, market value $493,081)           $483,400       483,400                                           483,400       483,400

With Cantor Fitzgerald 1.24% 6/2/03
(dated 5/30/03, collateralized by
$1,277,000 U.S. Treasury Notes 5.25%
due 5/15/04, market value $1,329,929
and $589,000 U.S Treasury Notes 7.25%
due 5/15/04, market value $624,449)                                                                      1,916,000     1,916,000

With Cantor Fitzgerald 1.24% 6/2/03
(dated 5/30/03, collateralized by
$381,000 U.S. Treasury Notes 5.25% due
5/15/04, market value $396,258 and
$175,000 U.S. Treasury Notes 7.25% due
5/15/04, market value $186,057)                                                                            571,000       571,000

With Cantor Fitzgerald 1.24% 6/2/03
(dated 5/30/03, collateralized by
$161,000 U.S. Treasury Notes 5.25% due
5/15/04, market value $167,782 and
$74,000 U.S. Treasury Notes 7.25% due
5/15/04, market value $78,779)             241,700       241,700                                           241,700       241,700

With J. P. Morgan Securities 1.18% 6/2/03
(dated 5/30/03, collateralized by
$970,000 U.S. Treasury Notes 2.125% due
8/31/04, market value $985,892)                                                                            966,000       966,000

With J. P. Morgan Securities 1.18% 6/2/03
(dated 5/30/03, collateralized by
$289,000 U.S. Treasury Notes 2.125% due
8/31/04, market value $293,751)                                                                            288,000       288,000

With J. P. Morgan Securities 1.18% 6/2/03
(dated 5/30/03, collateralized by
$122,000 U.S. Treasury Notes 2.125% due
8/31/04, market value $124,379)            121,800       121,800                                           121,800       121,800

With UBS Warburg 1.24% 6/2/03
(dated 5/30/03, collateralized by
$4,387,000 U.S. Treasury Notes 7.875%
due 11/15/04, market value $4,820,909)                                                                   4,725,000     4,725,000

With UBS Warburg 1.24% 6/2/03
(dated 5/30/03, collateralized by
$1,307,000 U.S. Treasury Notes 7.875%
due 11/15/04, market value $1,436,410)                                                                   1,408,000     1,408,000

With UBS Warburg 1.24% 6/2/03
(dated 5/30/03, collateralized by
$553,000 U.S. Treasury Notes 7.875% due
11/15/04, market value $608,198)           596,100       596,100                                           596,100       596,100
                                                     -----------                    ------------                   -------------
Total Repurchase Agreements                            1,443,000                               -                      16,289,000
                                                     -----------                    ------------                   -------------

------------------------------------------------------------------------------------------------------------------------------------
Total Investments at Market                         $104,893,372                     $26,462,715                  $1,587,641,257
                                                    ------------                     -----------                  --------------
Short Term Investments Held as Collateral
for Loaned Securities                                  2,287,850                               -                      24,577,500(D)

Total Investments at Cost                           $109,593,188                     $25,825,055                  $1,492,540,613
                                                    ------------                     -----------                  --------------

--------------------------------------
(A) Non income producing

(B) Security is partially or fully on loan

(C) No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon completion of the acquisition, no securities would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and restrictions. However, the foregoing sentence shall not restrict in any way the ability of the investment advisor of any of the Funds from buying or selling securities in the normal course of such Fund's business and operations.

(D) See Note #5 in "Pro Forma Notes to Financial Statements."

ADR - American Depositary Receipts

See Pro Forma Notes to Financial Statements



Delaware Decatur Equity Income Fund
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of May 31, 2003
(Unaudited)


                                                                  Delaware Decatur        Delaware Growth            Delaware
                                                                  Equity Income Fund      and Income Fund           Devon Fund
                                                                 --------------------   ---------------------   --------------------
Assets

Investments, at market value                                        $  982,994,237         $ 473,290,933          $ 104,893,372
Cash                                                                         1,267                   735                      -
Short term investments held as collateral for
  loaned securities                                                     16,759,225             5,530,425              2,287,850
Receivable for fund shares sold                                            142,599               110,723                  6,160
Receivable for securities sold                                                   -             1,794,493                      -
Dividend and interest receivable                                         2,059,265               842,332                168,651
Other assets                                                                   387                   276                 19,820
                                                                   ---------------         -------------          -------------
                      Total Assets                                   1,001,956,980           481,569,916            107,375,853
                                                                   ---------------         -------------          -------------

Liabilities

Payable for fund shares repurchased                                        647,053             1,018,839                 11,563
Payable for securities purchased                                           628,422             2,123,530                      -
Obligation to return securities lending collateral                      16,759,225             5,530,425              2,287,850
Accrued expenses and other liabilities                                     284,377               259,272                826,747
                                                                   ---------------         -------------          -------------
                      Total Liabilities                                 18,319,077             8,932,066              3,126,160
                                                                   ---------------         -------------          -------------
Net Assets                                                          $  983,637,903         $ 472,637,850          $ 104,249,693
                                                                   ===============         =============          =============

Analysis of Net Assets

Accumulated paid in capital                                         $1,078,608,095         $ 575,183,355          $ 176,638,785
Undistributed net investment income (accumulated
  net investment loss)*                                                  3,670,719             1,562,744                 78,041
Accumulated net realized loss on investments                          (174,768,757)         (127,143,203)           (67,767,317)
Unrealized appreciation (depreciation) of investments                   76,127,846            23,034,954             (4,699,816)
                                                                   ---------------         -------------          -------------
Net Assets                                                          $  983,637,903         $ 472,637,850          $ 104,249,693
                                                                   ===============         =============          =============


Outstanding Shares                                                      65,400,676            37,846,666              8,199,987

Retail Class A Shares                                                   57,482,145            26,079,216              3,097,508
Retail Class B Shares                                                    4,886,161             6,605,676              3,688,899
Retail Class C Shares                                                      774,103             1,508,341                791,614
Retail Class R Shares                                                            1                     1                      1
Institutional Shares                                                     2,258,266             3,653,432                621,965

Net asset value per share:

Retail Class A Shares                                                       $15.05                $12.51                 $12.93
Retail Class B Shares                                                       $14.96                $12.40                 $12.51
Retail Class C Shares                                                       $15.05                $12.38                 $12.50
Retail Class R Shares                                                       $15.05                $12.51                 $12.93
Institutional Shares                                                        $15.04                $12.52                 $13.11


[RESTUBBED TABLE]


Delaware Decatur Equity Income Fund
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of May 31, 2003
(Unaudited)

                                                                                                          Delaware Decatur
                                                                                                        Equity Income Fund
                                                               Delaware                Pro Forma              Pro Forma
                                                           Core Equity Fund           Adjustments             Combined
                                                          --------------------    --------------------  --------------------
Assets

Investments, at market value                                 $ 26,462,715            $          -        $ 1,587,641,258
Cash                                                                8,637                       -                 10,639
Short term investments held as collateral for
  loaned securities                                                     -                       -             24,577,500
Receivable for fund shares sold                                    26,471                       -                285,953
Receivable for securities sold                                          -                       -              1,794,493
Dividend and interest receivable                                   30,492                       -              3,100,740
Other assets                                                            -                       -                 20,482
                                                            -------------            ------------        ---------------
                      Total Assets                             26,528,315                       -          1,617,431,064
                                                            -------------            ------------        ---------------

Liabilities

Payable for fund shares repurchased                                12,945                       -              1,690,400
Payable for securities purchased                                        -                       -              2,751,952
Obligation to return securities lending collateral                      -                       -             24,577,500
Accrued expenses and other liabilities                             62,813                       -              1,433,209
                                                            -------------            ------------        ---------------
                      Total Liabilities                            75,758                       -             30,453,061
                                                            -------------            ------------        ---------------
Net Assets                                                   $ 26,452,557            $          -        $ 1,586,978,003
                                                            =============            ============        ===============

Analysis of Net Assets

Accumulated paid in capital                                  $ 29,146,647            $          -        $ 1,859,576,882
Undistributed net investment income (accumulated
  net investment loss)*                                           (23,108)                      -              5,288,396
Accumulated net realized loss on investments                   (3,308,642)                      -           (372,987,919)
Unrealized appreciation (depreciation) of investments             637,660                       -             95,100,644
                                                            -------------            ------------        ---------------
Net Assets                                                   $ 26,452,557            $          -        $ 1,586,978,003
                                                            =============            ============        ===============

Outstanding Shares                                              1,418,679              (7,321,057)           105,544,951

Retail Class A Shares                                           1,059,190              (4,564,388)            83,153,671
Retail Class B Shares                                             229,612              (1,690,363)            13,719,985
Retail Class C Shares                                             101,472                (383,401)             2,792,129
Retail Class R Shares                                                   -                       -                      3
Institutional Shares                                               28,406                (682,905)             5,879,164

Net asset value per share:

Retail Class A Shares                                              $18.90                                         $15.05
Retail Class B Shares                                              $17.79                                         $14.96
Retail Class C Shares                                              $17.80                                         $15.05
Retail Class R Shares                                                   -                                         $15.05
Institutional Shares                                               $19.21                                         $15.04


*Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.



See Pro Forma Notes to Financial Statements

Delaware Decatur Equity Income Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended May 31, 2003



                                                         Delaware Decatur     Delaware Growth         Delaware       Delaware Core
                                                        Equity Income Fund    and Income Fund        Devon Fund       Equity Fund
                                                        -------------------  -------------------   ---------------   ---------------
Investment Income
  Dividend income                                         $ 24,789,934         $ 11,440,264         $ 1,866,009         $ 281,777
  Interest income                                              258,332              132,153              23,255             5,281
  Security lending income                                       52,845               41,800              11,388                 -
                                                         -------------         ------------        ------------       -----------
  Total Investment Income                                   25,101,111           11,614,217           1,900,652           287,058
                                                         -------------         ------------        ------------       -----------


Expenses
  Management fees                                            6,030,101            3,089,649             686,120           164,487
  Distribution expenses - Class A                            2,119,527              994,154             120,578            49,367
  Distribution expenses - Class B                              740,946              858,252             479,263            36,281
  Distribution expenses - Class C                              110,134              187,450              98,469            16,321
  Distribution expenses - Class R                                    -                    -                   -                 -
  Dividend disbursing and transfer agent fees
    and expenses                                             2,117,766(C)         2,042,195(C)        1,134,300(C)        195,058(C)
  Accounting and administration expenses                       431,257              214,466              47,588            11,433
  Reports and statements to shareholders                       233,328              189,827             204,020            41,833
  Registration fees                                             47,213               44,000              64,085            27,000
  Professional fees                                             72,396               38,290              23,300             2,434
  Trustees' fees                                                44,000               25,000               9,000             3,420
  Custodian fees                                                29,957               22,367               5,905             2,880
  Other                                                        276,922              156,029              96,521            12,091
                                                         -------------         ------------        ------------       -----------
                                                            12,253,547            7,861,679           2,969,149           562,605
  Less expenses absorbed or waived                                   -                    -          (1,000,553)(C)             -
  Less expenses paid indirectly                                (23,398)             (11,674)             (2,766)              (61)
                                                         -------------         ------------        ------------       -----------
  Total expense                                             12,230,149            7,850,005           1,965,830           562,544
                                                         -------------         ------------        ------------       -----------

Net Investment Income                                       12,870,962            3,764,212             (65,178)         (275,486)
                                                         -------------         ------------        ------------       -----------
Net Realized and Unrealized Gain/(Loss) on
  Investments:
Net realized gain (loss) on:
Investments                                               (114,730,169)         (81,694,208)        (19,942,643)       (2,743,319)
Foreign currencies                                               1,160                  816                   -                 -
                                                         -------------         ------------        ------------       -----------
Net realized loss                                         (114,729,009)         (81,693,392)        (19,942,643)       (2,743,319)
Change in unrealized appreciation/(depreciation)
  of investments                                           (22,774,215)           2,859,581           9,939,877          (213,643)
                                                         -------------         ------------        ------------       -----------
Net Realized and Unrealized Loss on Investments           (137,503,224)         (78,833,811)        (10,002,766)       (2,956,962)
                                                         -------------         ------------        ------------       -----------

Change in Net Assets Resulting from Operations           $(124,632,262)        $(75,069,599)       $(10,067,944)      $(3,232,448)
                                                         =============         ============        ============       ===========


[RESTUBBED TABLE]


Delaware Decatur Equity Income Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended May 31, 2003

                                                                         Delaware Decatur
                                                                        Equity Income Fund
                                                          Pro Forma         Pro Forma
                                                         Adjustments        Combined
                                                        -------------   ------------------
Investment Income
  Dividend income                                         $       -        $ 38,377,984
  Interest income                                                 -             419,021
  Security lending income                                                       106,033
                                                          ---------       -------------
  Total Investment Income                                         -          38,903,038
                                                          ---------       -------------


Expenses
  Management fees                                          (573,185)(A)       9,397,172
  Distribution expenses - Class A                             9,792 (B)       3,293,418
  Distribution expenses - Class B                                 -           2,114,742
  Distribution expenses - Class C                                 -             412,374
  Distribution expenses - Class R                                 -                   -
  Dividend disbursing and transfer agent fees
    and expenses                                                  -           5,489,319
  Accounting and administration expenses                     (4,717)(D)         700,027
  Reports and statements to shareholders                   (228,000)(D)         441,008
  Registration fees                                        (110,000)(D)          72,298
  Professional fees                                         (48,399)(D)          88,021
  Trustees' fees                                            (18,768)(E)          62,652
  Custodian fees                                             (8,610)(D)          52,499
  Other                                                           -             541,563
                                                          ---------       -------------
                                                           (981,887)         22,665,093
  Less expenses absorbed or waived                        1,000,553                   -(F)
  Less expenses paid indirectly                                 500(D)          (37,399)
                                                          ---------       -------------
  Total expense                                              19,166          22,627,694
                                                          ---------       -------------

Net Investment Income                                       (19,166)         16,275,344
                                                          ---------       -------------
Net Realized and Unrealized Gain/(Loss) on
  Investments:
Net realized gain (loss) on:
Investments                                                       -        (219,110,339)
Foreign currencies                                                -               1,976
                                                          ---------       -------------
Net realized loss                                                 -        (219,108,363)
Change in unrealized appreciation/(depreciation)
  of investments                                                  -         (10,188,400)
                                                          ---------       -------------
Net Realized and Unrealized Loss on Investments                   -        (229,296,763)
                                                          ---------       -------------

Change in Net Assets Resulting from Operations            $ (19,166)      $(213,021,419)
                                                          =========       =============


(A) Decrease due to the impact of lower break point levels being implemented by merging the funds.
(B) Distribution expense increase for Delaware Core Equity Fund shareholders from 0.25% to 0.30% on Class A shares.
(C) Expense level was increased from historical levels due to the fee schedule change effective June 1, 2003.
(D) Decrease due to elimination of expenses by merging the funds.
(E) Based on trustees' compensation plan for the surviving fund.
(F) An expense limitation will go into effect on Delaware Decatur Equity Income Fund at its expense level (excluding distribution expenses) immediately prior to the merger.


See Pro Forma Notes to Financial Statements

Delaware Decatur Equity Income Fund
PRO FORMA COMBINED
Annual Fund Operating Expenses
As of May 31, 2003
(Unaudited)

                                     Delaware Decatur Equity Income Fund
                             --------------------------------------------------------

                              Retail     Retail     Retail     Retail   Institutional
                             Class A    Class B    Class C    Class R     Class
                              Shares     Shares     Shares     Shares     Shares
                             --------------------------------------------------------
Management fees               0.62%      0.62%      0.62%      0.62%      0.62%

Rule 12b-1 fees               0.25%      1.00%      1.00%      0.60%       N/A

Other expenses                0.34%      0.34%      0.34%      0.34%      0.34%
                             --------------------------------------------------------

Total fund operating
expenses                      1.21%      1.96%      1.96%      1.56%      0.96%
                             --------------------------------------------------------

Fee waviers & payments        0.00%      0.00%      0.00%      0.00%      0.00%

Expense Limit                 1.21%      1.96%      1.96%      1.56%      0.96%
                             ========================================================

[RESTUBBED TABLE]

                                        Delaware Growth and Income Fund
                              ---------------------------------------------------------

                               Retail     Retail     Retail     Retail    Institutional
                              Class A    Class B    Class C     Class R     Class
                               Shares     Shares     Shares     Shares      Shares
                              ---------------------------------------------------------
Management fees                0.65%      0.65%      0.65%       0.65%      0.65%

Rule 12b-1 fees                0.30%      1.00%      1.00%       0.60%       N/A

Other expenses                 0.57%      0.57%      0.57%       0.57%      0.57%
                              ---------------------------------------------------------

Total fund operating
expenses                       1.52%      2.22%      2.22%       1.82%      1.22%
                              ---------------------------------------------------------

Fee waviers & payments         0.00%      0.00%      0.00%       0.00%      0.00%

Expense Limit                  1.52%      2.22%      2.22%       1.82%      1.22%
                              =========================================================

(A) An expense limitation will go into effect on Delaware Equity Income Fund at it's expense level (excluding distribution expenses) immediately prior to the merger.

[RESTUBBED TABLE]


                                                 Delaware Devon Fund
                            -------------------------------------------------------------
                               Retail       Retail     Retail     Retail    Institutional
                               Class A      Class B    Class C    Class R     Class
                               Shares       Shares     Shares     Shares     Shares
                            -------------------------------------------------------------
Management fees                 0.65%        0.65%      0.65%      0.65%      0.65%

Rule 12b-1 fees                 0.30%        1.00%      1.00%      0.60%       N/A

Other expenses                  1.50%        1.50%      1.50%      1.50%      1.50%
                            -------------------------------------------------------------
Total fund operating
expenses                        2.45%        3.15%      3.15%      2.75%      2.15%
                            -------------------------------------------------------------

Fee waviers & payments         -0.95%       -0.95%     -0.95%     -0.95%     -0.95%

Expense Limit                   1.50%        2.20%      2.20%      1.80%      1.20%
                            ==============================================================

[RESTUBBED TABLE]


                                            Delaware Core Equity Fund
                            ----------------------------------------------------------
                              Retail     Retail     Retail      Retail   Institutional
                             Class A    Class B     Class C    Class R     Class
                              Shares     Shares     Shares      Shares     Shares
                            -----------------------------------------------------------
Management fees               0.65%      0.65%       0.65%      0.65%      0.65%

Rule 12b-1 fees               0.25%      1.00%       1.00%      0.60%       N/A

Other expenses                1.82%      1.82%       1.82%      1.82%      1.82%
                            ----------------------------------------------------------
Total fund operating
expenses                      2.72%      3.47%       3.47%      3.07%      2.47%
                            ----------------------------------------------------------

Fee waviers & payments        0.00%      0.00%       0.00%      0.00%      0.00%

Expense Limit                 2.72%      3.47%       3.47%      3.07%      2.47%
                            ===========================================================

[RESTUBBED TABLE]

                                         Delaware Decatur Equity Income Fund
                                              Pro Forma Combined
                               -------------------------------------------------------
                                 Retail     Retail    Retail   Retail   Institutional
                                Class A    Class B   Class C   Class R    Class
                                 Shares     Shares    Shares   Shares     Shares
                               -------------------------------------------------------
Management fees                  0.60%      0.60%     0.60%     0.60%     0.60%

Rule 12b-1 fees                  0.27%      1.00%     1.00%     0.60%      N/A

Other expenses                   0.47%      0.47%     0.47%     0.47%     0.47%
                               -------------------------------------------------------
Total fund operating
expenses                         1.34%      2.07%     2.07%     1.67%     1.07%
                               -------------------------------------------------------

Fee waviers & payments           -0.11%     -0.11%    -0.11%   -0.11%     -0.11%  (A)

Expense Limit                    1.23%      1.96%     1.96%     1.56%     0.96%   (A)
                               ========================================================

Delaware Decatur Equity Income Fund
Pro Forma Notes to Financial Statements
May 31, 2003 (Unaudited)

Delaware Group Equity Funds II (the "Trust") is organized as a Delaware business trust and offers four series: Delaware Decatur Equity Income Fund, Delaware Diversified Value Fund, Delaware Growth and Income Fund, and Delaware Social Awareness Fund. These financial statements and related notes pertain to the Delaware Decatur Equity Income Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.


The investment objective of the Delaware Decatur Equity Income Fund is to seek total return.

1.  Basis of Pro forma Presentation
The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Delaware Growth and Income Fund, Delaware Devon Fund and Delaware Core Equity Fund by the Delaware Decatur Equity Income Fund, as if such acquisitions had taken place as of June 1, 2002.

Under the terms of the Plan of Reorganization, the combination of the Delaware Growth and Income Fund, Delaware Devon Fund, Delaware Core Equity Fund and the Delaware Decatur Equity Income Fund will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of the Delaware Growth and Income Fund, Delaware Devon Fund and Delaware Core Equity Fund in exchange for shares of the Delaware Decatur Equity Income Fund at net asset value. The statement of assets and liabilities and the related statement of operations of the Delaware Growth and Income Fund, Delaware Devon Fund, Delaware Core Equity Fund and the Delaware Decatur Equity Income Fund have been combined for the twelve months ended May 31, 2003.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Delaware Decatur Equity Income Fund semiannual report dated May 31, 2003, the Delaware Growth and Income Fund semiannual report dated May 31, 2003, the Delaware Devon Fund semiannual report dated April 30, 2003 and the Delaware Core Equity Fund annual report dated April 30, 2003.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Delaware Growth and Income Fund, Delaware Devon Fund and Delaware Core Equity Fund by the Delaware Decatur Equity Income Fund had taken place as of June 1, 2002.

2.  Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation- All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $37,164 for the period ended May 31, 2003. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended May 31, 2003 were approximately $235. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

3. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of the investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

4.  Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of May 31, 2003, or at any time during the period.

5.  Securities Lending
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. At May 31, 2003, the market value of the securities on loan was $24,405,184.

The securities on loan were collateralized by the following:

Description                                            Market Value
-----------                                            ------------
UBS Warburg LLC 1.38% 6/2/03                             $13,016,947
Fannie Mae 1.31% 1/29/04                                   6,963,607
Barclays London 1.27% 6/17/03                              1,115,707
Goldman Sachs Group 1.52% 7/14/03                            974,941
Wilmington Trust Company 1.26% 7/21/03                       698,534
Merrill Lynch Mortgage Capital 1.48% 6/6/03                  696,387
Racers Series 2002-35-C 1.61% 4/15/04                        693,578
Morgan Stanley Dean Witter 1.41% 6/30/04                     278,554
Canadian Imperial Bank NY 1.41% 10/9/03                      139,245
                                                      --------------
                                                         $24,577,500
                                                      --------------

                                     PART C

                                Other Information


Item 15.  Indemnification

Article VI of the By-Laws are incorporated into this filing by reference to Post-Effective Amendment No. 113 filed November 22, 1999 as Exhibit (b).

Item 16.  Exhibits

The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 7(a), 7(b), 9(a)(ii), 9(e)(ii), 10(d), 10(e), 13(a)(i), 13(a)(ii), 13(b)(ii), 14(a), 16(a) and 17(b).

         Exhibits:

               (1)  Copies of the charter of the Registrant as now in effect;

                    (a) Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 113 filed November 22, 1999.

                    (b) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 113 filed November 22, 1999.

               (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

                    (a) By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 113 filed November 22, 1999.

               (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

                    Not applicable.

               (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

                    (a) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Combined Prospectus/Proxy Statement.

               (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

                    (a) Agreement and Declaration of Trust. Articles III, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 113 filed November 22, 1999.

                    (b) By-Laws. Article II of By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 113 filed November 22, 1999.

               (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

                    (a)  Executed Investment Management Agreement (November 23,
                         1999) between Delaware Management Company and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 116 filed November 27, 2000.

               (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

                    (a) Executed Distribution Agreement (May 15, 2003) between Delaware Distributors, L.P. and the Registrant on behalf of each Class is filed electronically herewith as Exhibit No. EX-99.7(a).

                    (b) Form of Second Amended and Restated Financial Intermediary Distribution Agreement (August 21, 2003) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. on behalf of the Registrant is filed electronically herewith as Exhibit No. EX-99.7(b).

                    (c) Executed Financial Intermediary Distribution Agreement (January 1, 2001) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. on behalf of the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 118 filed January 31, 2002.

                    (d) Executed Appendix A (December 20, 2001) to Financial Intermediary Distribution Agreement incorporated into this filing by reference to Post-Effective Amendment No. 118 filed January 31, 2002.

                    (e) Dealer's Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 119 filed January 29, 2003.

                    (f) Vision Mutual Fund Gateway Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 119 filed January 29, 2003.

                    (g) Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 119 filed January 29, 2003.

                    (h) Bank/Trust Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 119 filed January 29, 2003.

               (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                    Not applicable.

               (9) Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

                    (a) Executed Custodian Agreement (May 1996) between JPMorgan Chase Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 116 filed November 27, 2000.

                         (i)  Executed Amendment to Custodian Agreement (July 1,
                              2001) incorporated into this filing by reference to Post-Effective Amendment No. 119 filed January 29, 2003.

                         (ii) Executed Amendment No. 1 to Schedule A (July 17,
                              2003) of the Custodian Agreement between JPMorgan Chase Bank and the Registrant is filed electronically herewith as Exhibit No. EX-99.9(a)(ii).

                    (b)  Executed Letter to JPMorgan Chase Bank (February 24,
                         1997) to add Delaware Social Awareness Fund (formerly named Quantum Fund) to the Custodian Agreement incorporated into this filing by reference to Post-Effective Amendment No. 116 filed November 27, 2000.

                    (c)  Executed Letter to JPMorgan Chase Bank (August 24,
                         1998) to add Delaware Decatur Equity Income Fund (formerly named Decatur Income Fund) and Delaware Growth and Income Fund (formerly named Decatur Total Return Fund) to the Custodian Agreement incorporated into this filing by reference to Post-Effective Amendment No. 116 filed November 27, 2000.

                    (d)  Executed Letter to JPMorgan Chase Bank (September 14,
                         1998) to add Delaware Diversified Value Fund to the Custodian Agreement incorporated into this filing by reference to Post-Effective Amendment No. 116 filed November 27, 2000.

                    (e)  Executed Securities Lending Agreement (December 22,
                         1998) with JPMorgan Chase Bank incorporated into this filing by reference to Post-Effective Amendment No. 116 filed November 27, 2000.

                         (i) Executed Amendment to Securities Lending Agreement (October 1, 2002) incorporated into this filing by reference to Post-Effective Amendment No. 119 filed January 29, 2003.

                         (ii) Executed Amendment No. 1 to Schedule A (July 17,
                              2003) of the Securities Lending Agreement between JPMorgan Chase Bank and the Registrant if filed electronically herewith as Exhibit No. 99.9(e)(ii).

               (10) Copies of any plan entered into by Registrant pursuant to
                    Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

                    (a) Plan under Rule 12b-1 (April 19, 2001) for each Fund's A Class incorporated into this filing by reference to Post-Effective Amendment No. 118 filed January 31, 2002.

                    (b) Plan under Rule 12b-1 (April 19, 2001) for each Fund's B Class incorporated into this filing by reference to Post-Effective Amendment No. 118 filed January 31, 2002.

                    (c) Plan under Rule 12b-1 (April 19, 2001) for each Fund's C Class incorporated into this filing by reference to Post-Effective Amendment No. 118 filed January 31, 2002.

                    (d) Plan under Rule 12b-1 (May 15, 2003) for each Fund's R Class is incorporated into this filing by reference to Post-Effective Amendment No. 121 filed on April 30, 2003.

                    (e) Plan under Rule 18f-3 (February 2003) is incorporated into this filing by reference to Post-Effective Amendment No. 121 filed on April 30, 2003.

               (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

                    To be filed by amendment.

               (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

                    (a) Form of Opinion and Consent of Counsel of Tax Matters is filed herewith as Exhibit No. EX-99.12(a).

               (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

                    (a)  Executed Shareholder Services Agreement (April 19,
                         2001) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 121 filed January 29, 2003.

                           (i) Executed Schedule B (May 15, 2003) to the Shareholder Services Agreement is filed electronically herewith as Exhibit No. EX-99.13(a)(i).

                           (ii) Executed Amendment Letter (August 23, 2002) to the Shareholder Services Agreement is filed electronically herewith as Exhibit No. EX-99.13(a)(ii).

                    (b) Executed Delaware Group of Funds Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996 and to Post-Effective Amendment No. 110 filed July 1, 1998.

                           (i) Executed Schedule B (May 16, 2002) to Delaware Group of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 119 filed January 29, 2003.

                           (ii) Executed Amendment No. 26 (May 1, 2003) to Delaware Investments Family of Funds
                                    Fund Accounting Agreement, is incorporated into this filing by reference to Post-Effective Amendment No. 121 filed on April 30, 2003.

               (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the Securities Act of 1933 (the "1933 Act");

                    (a) Consent of Ernst & Young LLP, independent auditors, is filed electronically herewith as Exhibit No. EX-99.14(a).

               (15) All financial statements omitted pursuant to Item 14(a)(1);

                    Not applicable.

               (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration; and

                    (a) Trustees' Power of Attorney, is filed electronically herewith as Exhibit No. EX-99.16(a).

               (17) Any additional exhibits which the Registrant may wish to file.

                    (a) Codes of Ethics for the Delaware Investments Family of Funds incorporated into this filing by reference to Post-Effective Amendment No. 119 filed
                         January 29, 2003.

                    (b) Codes of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P. is filed electronically herewith as Exhibit No. EX-99.17(b).

                    (c) Code of Ethics for Lincoln Financial Distributors, Inc. incorporated into this filing by reference to Post-Effective Amendment No. 121 filed June 1, 2003.


Item 17.  Undertakings

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933, as amended, the registration statement has been signed on behalf of the registrant in the City of Philadelphia and Commonwealth of Pennsylvania on this 15th day of October, 2003.

                                                 DELAWARE GROUP EQUITY FUNDS II

                                                 By:     Jude T. Driscoll
                                                     -------------------------
                                                         Jude T. Driscoll
                                                            Chairman

As required by the 1933 Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

     Signature                        Title                         Date
-------------------           --------------------            ----------------

Jude T. Driscoll              Chairman (Principal             October 15, 2003
--------------------          Executive Officer)
Jude T. Driscoll              and Trustee

Walter P. Babich  *           Trustee                         October 15, 2003
--------------------
Walter P. Babich

John H. Durham    *           Trustee                         October 15, 2003
--------------------
John H. Durham

John A. Fry       *           Trustee                         October 15, 2003
--------------------
John A. Fry

Anthony D. Knerr  *           Trustee                         October 15, 2003
--------------------
Anthony D. Knerr

Ann R. Leven      *           Trustee                         October 15, 2003
--------------------
Ann R. Leven

Thomas F. Madison *           Trustee                         October 15, 2003
--------------------
Thomas F. Madison

Janet L. Yeomans  *           Trustee                         October 15, 2003
--------------------
Janet L. Yeomans

Joseph H. Hastings            Executive Vice President        October 15, 2003
--------------------          and Chief Financial Officer
Joseph H. Hastings            (Principal Financial Officer)



                             *By: Jude T. Driscoll
                                 ---------------------
                                  Jude T. Driscoll
                               As Attorney-in-Fact for
                            each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-14

















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                                 INDEX TO EXHIBITS


Exhibit No.         Exhibit
-----------         -------

EX-99.7(a)          Executed Distribution Agreement (May 15, 2003) between Delaware Distributors, L.P. and the Registrant

EX-99.7(b)          Form of Second Amended and Restated Financial Intermediary Agreement (August 21, 2003) between Delaware
                    Distributors, L.P. and Lincoln Financial Distributors, Inc.

EX-99.9(a)(ii)      Executed Amendment No. 1 to Schedule A (July 17, 2003) of the Custodian Agreement between JPMorgan Chase
                    Bank and the Registrant

EX-99.9(e)(ii)      Executed Amendment No. 1 to Schedule A (July 17, 2003) of the Securities Lending Agreement between JPMorgan
                    Chase Bank and the Registrant

EX-99.12(a)         Form of Opinion and Consent of Counsel of Tax Matters

EX-99.13(a)(i)      Executed Schedule B (May 15, 2003) to the Shareholder Services Agreement

EX-99.13(a)(ii)     Executed Amendment Letter (August 23, 2002) to the Shareholder Services Agreement

EX-99.14(a)         Consent of Ernst & Young LLP

EX-99.16(a)         Trustees' Power of Attorney

EX-99.17(b)         Code of Ethics for Delaware Management Company and Delaware Distributors, L.P. (August 2003)